UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.63%
Aerospace & Defense - 1.07%
AAR Corp.	129,800	$2,387,022

Airlines - 1.50%
SkyWest, Inc.	207,700	3,333,585

Auto Components - 1.14%
Delphi Automotive PLC	57,100	2,535,240

Biotechnology - 4.30%
Amgen, Inc.	27,100	2,778,021
Celgene Corp.*	20,000	2,318,200
Regeneron Pharmaceuticals, Inc.*	25,400	4,480,560

		9,576,781

Building Products - 0.67%
Nortek, Inc.*	21,000	1,498,560

Chemicals - 5.83%
CF Industries Holdings, Inc.	12,178	2,318,326
Kraton Performance Polymers, Inc.*	41,700	975,780
LyondellBasell Industries NV, Class A	36,700	2,322,743
Sherwin-Williams Co. (The)	16,000	2,702,240
Westlake Chemical Corp.	50,100	4,684,350

		13,003,439

Commercial Banks - 2.50%
Bank of Montreal	37,300	2,348,035
Huntington Bancshares, Inc.	133,100	983,609
Popular, Inc.*	81,500	2,250,215

		5,581,859

Computers & Peripherals - 3.79%
Apple, Inc.	4,800	2,124,624
Seagate Technology PLC	85,900	3,140,504
Western Digital Corp.	63,500	3,192,780

		8,457,908

Construction Materials - 1.06%
Eagle Materials, Inc.	35,400	2,358,702

Consumer Finance - 2.27%
Discover Financial Services	55,900	2,506,556
SLM Corp.	125,000	2,560,000

		5,066,556

Diversified Financial Services - 1.05%
Moody’s Corp.	44,000	2,346,080

Electronic Equipment, Instruments & Components - 2.01%
Corning, Inc.	167,900	2,238,107

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Plexus Corp.*	92,100	$2,238,951

		4,477,058

Energy Equipment & Services - 1.84%
Atwood Oceanics, Inc.*	22,200	1,166,388
Exterran Holdings, Inc.*	108,700	2,934,900

		4,101,288

Food & Staples Retailing - 2.62%
Kroger Co. (The)	80,800	2,677,712
Safeway, Inc.+	120,000	3,162,000

		5,839,712

Food Products - 2.10%
Ingredion, Inc.	33,600	2,429,952
Pilgrim’s Pride Corp.*	243,900	2,241,441

		4,671,393

Health Care Equipment & Supplies - 2.03%
Integra LifeSciences Holdings Corp.*	55,500	2,165,055
Medtronic, Inc.	50,500	2,371,480

		4,536,535

Health Care Providers & Services - 7.11%
AmerisourceBergen Corp.	49,500	2,546,775
Bio-Reference Labs, Inc.*+	39,000	1,013,220
Cigna Corp.	38,100	2,376,297
DaVita HealthCare Partners, Inc.*	20,700	2,454,813
HCA Holdings, Inc.	57,800	2,348,414
MWI Veterinary Supply, Inc.*	18,600	2,460,036
Tenet Healthcare Corp.*	55,700	2,650,206

		15,849,761

Hotels, Restaurants & Leisure - 1.16%
Texas Roadhouse, Inc.	128,600	2,596,434

Household Durables - 8.50%
Hovnanian Enterprises, Inc., Class A*+	297,000	1,713,690
Jarden Corp.*	56,700	2,429,595
Meritage Homes Corp.*	62,000	2,905,320
PulteGroup, Inc.*	212,900	4,309,096
Ryland Group, Inc. (The)+	83,200	3,462,784
Toll Brothers, Inc.*	47,200	1,616,128
Whirlpool Corp.	21,300	2,523,198

		18,959,811

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance - 8.40%
Allstate Corp. (The)	50,700	$2,487,849
Arch Capital Group, Ltd.*	49,900	2,623,243
Axis Capital Holdings, Ltd.	59,200	2,463,904
First American Financial Corp.	99,200	2,536,544
Genworth Financial, Inc., Class A*	220,700	2,207,000
MetLife, Inc.	56,000	2,129,120
Prudential Financial, Inc.	39,400	2,324,206
Stewart Information Services Corp.+	77,000	1,961,190

		18,733,056

Internet Software & Services - 2.06%
eBay, Inc.*	40,000	2,168,800
Equinix, Inc.*	11,200	2,422,672

		4,591,472

IT Services - 3.79%
Accenture PLC, Class A	35,900	2,727,323
Alliance Data Systems Corp.*+	14,500	2,347,405
International Business Machines Corp.	5,400	1,151,820
Western Union Co. (The)	148,500	2,233,440

		8,459,988

Machinery - 1.76%
Oshkosh Corp.*	38,600	1,640,114
Snap-on, Inc.	27,700	2,290,790

		3,930,904

Media - 1.04%
Time Warner Cable, Inc.	24,200	2,324,652

Office Electronics - 1.24%
Xerox Corp.	320,700	2,758,020

Oil, Gas & Consumable Fuels - 9.48%
Cabot Oil & Gas Corp.	35,500	2,400,155
Chevron Corp.	19,700	2,340,754
CVR Energy, Inc.	41,600	2,147,392
Delek US Holdings, Inc.	85,200	3,361,992
HollyFrontier Corp.	41,500	2,135,175
Marathon Petroleum Corp.	40,000	3,584,000
Suncor Energy, Inc.	62,000	1,860,620
Tesoro Corp.	56,300	3,296,365

		21,126,453

Industry Company	Shares	Value

Pharmaceuticals - 0.68%
Warner Chilcott PLC, Class A	112,200	$1,520,310

Real Estate Investment Trusts (REITs) - 4.22%
American Tower Corp.	28,600	2,199,912
Geo Group, Inc. (The)	61,900	2,328,678
Weingarten Realty Investors	76,600	2,416,730
Weyerhaeuser Co.	78,800	2,472,744

		9,418,064

Road & Rail - 1.14%
Canadian Pacific Railway, Ltd.+	19,400	2,531,118

Semiconductors & Semiconductor Equipment - 1.13%
Magnachip Semiconductor Corp.*	144,900	2,508,219

Software - 1.01%
Oracle Corp.	69,400	2,244,396

Specialty Retail - 7.44%
Bed Bath & Beyond, Inc.*	39,700	2,557,474
Gap, Inc. (The)	100,400	3,554,160
Home Depot, Inc. (The)	32,900	2,295,762
Lumber Liquidators Holdings, Inc.*+	51,500	3,616,330
O’Reilly Automotive, Inc.*	22,500	2,307,375
Pep Boys-Manny, Moe & Jack (The)*	192,000	2,263,680

		16,594,781

Trading Companies & Distributors - 2.08%
MRC Global, Inc.*	73,900	2,433,527
United Rentals, Inc.*	39,959	2,196,546

		4,630,073

Wireless Telecommunication Services - 1.61%
Cellcom Israel, Ltd.	155,000	1,269,450
SBA Communications Corp., Class A*	32,100	2,311,842

		3,581,292

TOTAL COMMON STOCKS - 99.63%		222,130,522

(Cost $187,360,305)

2	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.10%
BlackRock FedFund	0.01%	215,766	$215,766

TOTAL MONEY MARKET FUND - 0.10%			215,766

(Cost $215,766)

TOTAL INVESTMENTS - 99.73%			$222,346,288
(Cost $187,576,071)
Other Assets in Excess of Liabilities - 0.27%			598,884

NET ASSETS - 100.00%			$222,945,172

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $15,814,539 at March 31, 2013.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$222,130,522	$—	$ —	$222,130,522
Money Market Fund	—	215,766	—	215,766

TOTAL	$222,130,522	$215,766	$ —	$222,346,288

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.56%
Aerospace & Defense - 0.93%
Ducommun, Inc.*	57,900	$1,145,841

Airlines - 1.55%
Republic Airways Holdings, Inc.*	166,300	1,919,102

Auto Components - 1.15%
Exide Technologies*	262,100	707,670
Shiloh Industries, Inc.	9,300	100,161
Strattec Security Corp.	4,400	125,092
Tower International, Inc.*	34,600	484,400

		1,417,323

Beverages - 0.10%
Reed’s, Inc.*+	30,800	125,664

Biotechnology - 0.81%
Anacor Pharmaceuticals, Inc.*	47,700	308,142
China Biologic Products, Inc.*+	6,900	191,337
Vanda Pharmaceuticals, Inc.*	126,500	495,880

		995,359

Building Products - 1.97%
NCI Building Systems, Inc.*	54,600	948,402
Patrick Industries, Inc.*	50,700	799,032
PGT, Inc.*	100,000	687,000

		2,434,434

Capital Markets - 3.64%
Calamos Asset Management, Inc., Class A	80,100	942,777
FBR & Co.*	12,500	236,625
Fidus Investment Corp.	63,600	1,217,940
Manning & Napier, Inc.	32,500	537,550
New Mountain Finance Corp.+	44,800	654,976
Solar Senior Capital, Ltd.	47,100	904,320

		4,494,188

Chemicals - 1.83%
American Pacific Corp.*	30,500	704,855
Chase Corp.	9,700	187,404
Gulf Resources, Inc.*+	195,100	214,610
Landec Corp.*	79,800	1,154,706

		2,261,575

Commercial Banks - 5.29%
Access National Corp.	9,800	160,720

Industry Company	Shares	Value

Commercial Banks (continued)
C&F Financial Corp.+	6,700	$274,365
Center Bancorp, Inc.	18,300	227,469
Citizens & Northern Corp.	16,400	319,800
Enterprise Bancorp, Inc.+	15,400	261,030
Farmers Capital Bank Corp.*	20,000	376,000
German American Bancorp, Inc.+	18,600	427,986
Heritage Financial Corp.	30,200	437,900
Independent Bank Corp.*	67,500	571,050
Intervest Bancshares Corp., Class A*	56,500	332,220
MainSource Financial Group, Inc.	26,600	373,464
Metro Bancorp, Inc.*	38,700	640,098
MetroCorp Bancshares, Inc.*	16,000	161,440
Middleburg Financial Corp.	2,100	40,761
Monarch Financial Holdings, Inc.+	24,500	259,945
National Bankshares, Inc.+	1,600	55,888
Park Sterling Corp.*	75,000	423,000
Renasant Corp.	13,700	306,606
Suffolk Bancorp*	17,400	247,776
Taylor Capital Group, Inc.*+	17,500	279,825
Trico Bancshares	21,000	359,100

		6,536,443

Commercial Services & Supplies - 1.92%
Casella Waste Systems, Inc., Class A*	159,000	694,830
Ceco Environmental Corp.	35,700	461,601
Cenveo, Inc.*+	502,800	1,081,020
Versar, Inc.*	31,800	137,376

		2,374,827

Communications Equipment - 5.62%
Anaren, Inc.*	30,500	591,395
Aviat Networks, Inc.*	303,700	1,023,469
CalAmp Corp.*	176,900	1,940,593
Gilat Satellite Networks, Ltd.*+	52,600	299,294
Ituran Location & Control, Ltd.	14,500	226,925
KVH Industries, Inc.*	31,000	420,670
Mitel Networks Corp.*+	34,800	135,720
Sierra Wireless, Inc.*	87,600	927,684
Tessco Technologies, Inc.	49,100	1,062,524
UTStarcom Holdings Corp.*	110,466	309,305

		6,937,579

4	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Computers & Peripherals - 1.92%
Concurrent Computer Corp.	172,100	$1,361,311
Hutchinson Technology, Inc.*+	256,700	705,925
Novatel Wireless, Inc.*	153,900	306,261

		2,373,497

Construction & Engineering - 1.08%
Goldfield Corp. (The)*+	340,900	1,257,921
UniTek Global Services, Inc.*	25,000	73,250

		1,331,171

Construction Materials - 0.17%
US Concrete, Inc.*	15,000	207,150

Consumer Finance - 1.38%
Consumer Portfolio Services, Inc.*	145,900	1,708,489

Diversified Consumer Services - 1.16%
Carriage Services, Inc.	36,100	767,125
Corinthian Colleges, Inc.*	316,700	665,070

		1,432,195

Diversified Financial Services - 0.21%
Gain Capital Holdings, Inc.	57,000	254,220

Diversified Telecommunication Services - 2.07%
Fairpoint Communications, Inc.*+	175,000	1,307,250
HickoryTech Corp.	24,900	252,735
Neutral Tandem, Inc.	306,300	1,001,601

		2,561,586

Electrical Equipment - 0.90%
Coleman Cable, Inc.	27,800	417,000
Lihua International, Inc.*+	115,800	592,896
Orion Energy Systems, Inc.*	42,000	104,160

		1,114,056

Electronic Equipment, Instruments & Components - 2.46%
Key Tronic Corp.*	88,500	1,014,210
PAR Technology Corp.*	18,400	86,664
PC Connection, Inc.	48,500	792,975
PCM, Inc.*	17,000	141,100
Perceptron, Inc.	111,700	806,474
SMTC Corp.*	84,200	199,554

		3,040,977

Energy Equipment & Services - 1.06%
North American Energy Partners, Inc.*	105,100	477,154

Industry Company	Shares	Value

Energy Equipment & Services (continued)
PHI, Inc.*	5,400	$184,734
Pioneer Energy Services Corp.*	25,800	212,850
TGC Industries, Inc.	43,200	427,680

		1,302,418

Food & Staples Retailing - 1.79%
Ingles Markets, Inc., Class A	6,200	133,176
Nash Finch Co.	53,400	1,045,572
Susser Holdings Corp.*	20,100	1,027,311

		2,206,059

Food Products - 2.43%
Alico, Inc.	15,400	712,250
Inventure Foods, Inc.*	139,600	1,086,088
John B. Sanfilippo & Son, Inc.	49,700	993,006
Rocky Mountain Chocolate Factory, Inc.	17,300	212,703

		3,004,047

Health Care Equipment & Supplies - 3.06%
CryoLife, Inc.	105,300	632,853
Delcath Systems, Inc.*+	305,000	549,000
Fonar Corp.*+	56,500	390,980
Kewaunee Scientific Corp.	10,000	128,100
Medical Action Industries, Inc.*	40,000	240,000
PhotoMedex, Inc.*+	72,000	1,158,480
Rochester Medical Corp.*	46,300	676,906

		3,776,319

Health Care Providers & Services - 2.56%
Addus HomeCare Corp.*	23,700	312,603
Alliance HealthCare Services, Inc.*	25,160	195,242
Five Star Quality Care, Inc.*	205,400	1,374,126
Providence Service Corp. (The)*	62,700	1,159,323
Psychemedics Corp.	9,700	115,721

		3,157,015

Hotels, Restaurants & Leisure - 2.52%
Isle of Capri Casinos, Inc.*	94,400	593,776
Kona Grill, Inc.*	48,700	444,631
Monarch Casino & Resort, Inc.*	22,423	218,176
MTR Gaming Group, Inc.*	63,900	210,870
Ruth’s Hospitality Group, Inc.*	134,100	1,279,314

www.bridgeway.com	5

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Sonic Corp.*	28,500	$367,080

		3,113,847

Household Durables - 0.89%
Bassett Furniture Industries, Inc.	46,100	735,756
Flexsteel Industries, Inc.	6,200	153,388
Libbey, Inc.*	10,600	204,898

		1,094,042

Insurance - 3.43%
Crawford & Co., Class B	38,800	294,492
Eastern Insurance Holdings, Inc.	18,700	350,812
Homeowners Choice, Inc.+	78,200	2,130,950
Independence Holding Co.	9,200	93,656
Investors Title Co.	4,100	283,187
Maiden Holdings, Ltd.	16,400	173,676
United Fire Group, Inc.	10,700	272,529
Universal Insurance Holdings, Inc.	130,000	630,500

		4,229,802

Internet & Catalog Retail - 1.72%
1-800-Flowers.com, Inc., Class A*	183,500	911,995
PetMed Express, Inc.+	90,200	1,210,033

		2,122,028

Internet Software & Services - 0.53%
BroadVision, Inc.*+	49,049	432,122
TheStreet, Inc.	113,700	217,167

		649,289

IT Services - 2.09%
CSP, Inc.	16,800	98,280
Hackett Group, Inc. (The)	51,400	234,898
Heartland Payment Systems, Inc.	7,500	247,275
Lionbridge Technologies, Inc.*	227,400	880,038
NCI, Inc., Class A*	85,000	411,400
Pfsweb, Inc.*	60,200	241,402
PRGX Global, Inc.*	67,200	467,040

		2,580,333

Leisure Equipment & Products - 2.53%
Arctic Cat, Inc.*	3,900	170,430
LeapFrog Enterprises, Inc.*+	29,600	253,376

Industry Company	Shares	Value

Leisure Equipment & Products (continued)
Nautilus, Inc.*	188,800	$1,378,240
Smith & Wesson Holding Corp.*+	146,800	1,321,200

		3,123,246

Life Sciences Tools & Services - 1.82%
Albany Molecular Research, Inc.*	147,900	1,554,429
Pacific Biosciences of California, Inc.*	280,000	697,200

		2,251,629

Machinery - 2.18%
Cleantech Solutions International, Inc.*+	69,000	263,580
Hardinge, Inc.	27,000	368,010
Lydall, Inc.*	25,600	392,960
Manitex International, Inc.*	73,300	909,653
Supreme Industries, Inc., Class A*	26,900	124,816
Tecumseh Products Co., Class A*	50,000	436,000
Xerium Technologies, Inc.*	36,500	198,560

		2,693,579

Marine - 0.24%
Ultrapetrol Bahamas, Ltd.*+	110,000	293,700

Media - 3.58%
Beasley Broadcasting Group, Inc., Class A+	18,900	111,510
Emmis Communications Corp., Class A*	163,900	272,074
Gray Television, Inc.*	296,100	1,388,709
Lee Enterprises, Inc.*	354,800	450,596
McClatchy Co., Class A (The)*	204,300	592,470
Saga Communications, Inc., Class A	6,800	314,568
Salem Communications Corp., Class A	78,700	624,091
Sinclair Broadcast Group, Inc., Class A	18,800	380,512
Spanish Broadcasting System, Inc., Class A*	109,500	281,415

		4,415,945

Metals & Mining - 0.69%
Handy & Harman, Ltd.*	55,000	846,450

6	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multiline Retail - 1.27%
Bon-Ton Stores, Inc. (The)+	120,500	$1,566,500

Oil, Gas & Consumable Fuels - 6.08%
Adams Resources & Energy, Inc.	12,600	642,600
Alon USA Energy, Inc.	20,000	381,000
BioFuel Energy Corp.*+	164,800	842,128
Crimson Exploration, Inc.*	80,400	229,944
Double Eagle Petroleum Co.*	28,142	150,841
Green Plains Renewable Energy, Inc.*	268,100	3,067,064
James River Coal Co.*+	423,900	741,825
Renewable Energy Group, Inc.*+	121,100	931,259
Verenium Corp.*+	57,600	148,608
Westmoreland Coal Co.*	32,600	370,336

		7,505,605

Paper & Forest Products - 0.20%
Neenah Paper, Inc.	7,900	243,004

Personal Products - 0.65%
Female Health Co. (The)	50,000	362,000
Nutraceutical International Corp.	25,300	438,955

		800,955

Pharmaceuticals - 0.64%
Lannett Co., Inc.*	20,000	202,200
Pozen, Inc.*	112,600	593,402

		795,602

Professional Services - 2.44%
Barrett Business Services, Inc.	39,300	2,069,538
CDI Corp.	11,400	196,080
Franklin Covey Co.*	34,000	494,020
VSE Corp.	10,100	252,399

		3,012,037

Real Estate Investment Trusts (REITs) - 4.78%
Agree Realty Corp.	26,160	787,416
Capital Trust, Inc., Class A	110,300	301,119
Gramercy Capital Corp.*	268,600	1,399,406
MPG Office Trust, Inc.*+	283,700	780,175
One Liberty Properties, Inc.	41,700	905,724
Retail Opportunity Investments Corp.+	21,700	304,017
Sabra Health Care REIT, Inc.	6,700	194,367

Industry Company	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp.	20,700	$372,186
Winthrop Realty Trust	67,900	854,182

		5,898,592

Real Estate Management & Development - 0.12%
ZipRealty, Inc.*	40,000	146,000

Road & Rail - 1.96%
Celadon Group, Inc.	15,200	317,072
Covenant Transportation Group, Inc., Class A*	74,700	447,453
Saia, Inc.*	45,700	1,652,969

		2,417,494

Semiconductors & Semiconductor Equipment - 0.69%
Actions Semiconductor Co., Ltd. - ADR*	58,000	151,380
Alpha & Omega Semiconductor, Ltd.*	50,000	444,000
Amtech Systems, Inc.*	31,800	114,798
Cascade Microtech, Inc.*	20,000	143,200

		853,378

Software - 1.75%
ePlus, Inc.	15,700	725,497
Evolving Systems, Inc.	23,300	147,722
NetSol Technologies, Inc.*	44,400	584,748
TeleCommunication Systems, Inc., Class A*	314,100	700,443

		2,158,410

Specialty Retail - 3.13%
Conn’s, Inc.*+	40,300	1,446,770
Haverty Furniture Cos., Inc.	17,400	357,744
Pacific Sunwear of California, Inc.*	296,600	619,894
TravelCenters of America LLC*	150,200	1,440,418

		3,864,826

Textiles, Apparel & Luxury Goods - 0.56%
Culp, Inc.	10,400	165,464
Delta Apparel, Inc.*	14,900	245,403
Movado Group, Inc.	8,300	278,216

		689,083

Thrifts & Mortgage Finance - 4.28%
Bank Mutual Corp.	118,800	656,964
First Pactrust Bancorp, Inc.	24,400	278,160

www.bridgeway.com	7

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Heritage Financial Group, Inc.	20,000	$289,600
Hingham Institution for Savings+	2,500	174,250
IMPAC Mortgage Holdings, Inc.*+	46,000	469,200
Meta Financial Group, Inc.+	4,200	111,384
NASB Financial, Inc.*+	5,200	109,460
Peoples Federal Bancshares, Inc.+	17,900	341,890
Provident Financial Holdings, Inc.	68,000	1,156,680
Pulaski Financial Corp.+	16,600	175,462
Security National Financial Corp., Class A*+	149,205	1,071,292
United Community Financial Corp.*	36,300	140,844
Waterstone Financial, Inc.*	38,000	314,260

		5,289,446

Trading Companies & Distributors - 0.80%
BlueLinx Holdings, Inc.*	49,100	139,935
DXP Enterprises, Inc.*	11,400	851,580

		991,515

Transportation Infrastructure - 0.93%
Aegean Marine Petroleum Network, Inc.	171,100	1,148,081

TOTAL COMMON STOCKS - 99.56%		122,905,952

(Cost $92,992,083)

RIGHTS - 0.00%
United Community Financial Corp.*Δ	36,300	2,256

TOTAL RIGHTS - 0.00%		2,256

(Cost $ — )

	Rate^	Shares	Value
MONEY MARKET FUND - 0.88%
BlackRock FedFund	0.01%	1,085,542	$1,085,542

TOTAL MONEY MARKET FUND - 0.88%			1,085,542

(Cost $1,085,542)

TOTAL INVESTMENTS - 100.44%			$123,993,750
(Cost $94,077,625)
Liabilities in Excess of Other Assets - (0.44%)			(540,762)

NET ASSETS - 100.00%			$123,452,988

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $19,993,435 at March 31, 2013.

ADR - American Depositary Receipt

LLC - Limited Liability Company

8	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observ- able Inputs	Level 3 Significant Unobserv- able Inputs	Total

Common Stocks	$122,905,952	$—	$ —	$122,905,952
Rights	—	2,256	—	2,256
Money Market
Fund	—	1,085,542	—	1,085,542

TOTAL	$122,905,952	$1,087,798	$ —	$123,993,750

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2012	$65,173	$65,173
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	—	—
Transfers in	—	—
Transfers out[1,2]	(65,173)	(65,173)

Balance as of 03/31/13	$—	$—

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/13	$—	$—

1Transfer out represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period.

2Transfer took place as a result of trading resuming.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	9

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.51%
Aerospace & Defense - 1.02%
Astronics Corp.*	22,700	$676,914
Astronics Corp., Class B*+	6,015	176,901
CPI Aerostructures, Inc.*	31,479	269,775
Ducommun, Inc.*	25,300	500,687
Innovative Solutions & Support, Inc.	63,454	312,828
LMI Aerospace, Inc.*	1,400	29,106
Sparton Corp.*	63,300	848,220
Sypris Solutions, Inc.	90,000	376,200
Tel-Instrument Electronics Corp.*+	15,000	48,750

		3,239,381

Air Freight & Logistics - 0.12%
Pacer International, Inc.*	76,500	384,795

Airlines - 0.43%
Republic Airways Holdings, Inc.*	119,691	1,381,234

Auto Components - 1.23%
China XD Plastics Co., Ltd.*+	106,000	424,000
Shiloh Industries, Inc.	39,600	426,492
SORL Auto Parts, Inc.*+	109,900	422,016
Spartan Motors, Inc.	259,800	1,379,538
Stoneridge, Inc.*	75,000	572,250
Strattec Security Corp.	24,100	685,163
UQM Technologies, Inc.*+	9,600	7,104

		3,916,563

Automobiles - 0.13%
Kandi Technolgies Group, Inc.*+	103,000	399,640

Beverages - 0.29%
Craft Brew Alliance, Inc.*	92,200	685,968
MGP Ingredients, Inc.	25,862	113,276
Primo Water Corp.*+	112,930	124,223

		923,467

Biotechnology - 4.87%
ACADIA Pharmaceuticals, Inc.*+	56,000	444,640
Amicus Therapeutics, Inc.*+	115,991	367,691
Anacor Pharmaceuticals, Inc.*+	185,300	1,197,038
Arqule, Inc.*	150,000	388,500
Astex Pharmaceuticals*	180,100	803,246
BioCryst Pharmaceuticals, Inc.*+	160,000	190,400
BioSpecifics Technologies Corp.*	26,164	446,096

Industry Company	Shares	Value

Biotechnology (continued)
Biota Pharmaceuticals, Inc.+	47,899	$194,470
BioTime, Inc.*+	123,800	472,916
Codexis, Inc.*+	148,264	354,351
Curis, Inc.*+	120,000	393,600
Cytokinetics, Inc.*	321,800	366,852
Cytori Therapeutics, Inc.*+	186,503	468,123
Durata Therapeutics, Inc.*+	47,500	427,500
Enzon Pharmaceuticals, Inc.	125,000	475,000
Geron Corp.*	423,900	453,573
ImmunoCellular Therapeutics, Ltd.*+	175,000	479,500
Immunomedics, Inc.*+	222,900	537,189
Maxygen, Inc.	52,850	127,369
Medgenics, Inc.*+	54,400	263,840
Metabolix, Inc.*+	155,000	283,650
Nanosphere, Inc.*+	227,300	500,060
Novavax, Inc.*	161,200	367,536
Oncothyreon, Inc.*+	224,988	467,975
PharmAthene, Inc.*+	178,826	304,004
Progenics Pharmaceuticals, Inc.*+	72,400	390,236
Repligen Corp.*	104,500	722,095
Savient Pharmaceuticals, Inc.*+	246,800	197,440
SIGA Technologies, Inc.*+	148,700	532,346
Synthetic Biologics, Inc.*+	80,000	134,400
Targacept, Inc.*	103,900	444,692
Trius Therapeutics, Inc.*	80,000	547,200
Vanda Pharmaceuticals, Inc.*	104,300	408,856
Verastem, Inc.*+	29,626	285,002
XOMA Corp.*+	240,000	837,600
Zalicus, Inc.*	326,321	217,656

		15,492,642

Building Products - 0.66%
Alpha PRO Tech, Ltd.*	106,700	161,117
Insteel Industries, Inc.	25,700	419,424
NCI Building Systems, Inc.*	48,000	833,760
Patrick Industries, Inc.*	39,800	627,248
PGT, Inc.*	9,500	65,265

		2,106,814

Capital Markets - 3.75%
Arlington Asset Investment Corp., Class A	27,400	707,194
Calamos Asset Management, Inc., Class A	53,500	629,695
Diamond Hill Investment Group, Inc.	5,600	435,736

10	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
FBR & Co.*	43,175	$817,303
Fidus Investment Corp.	20,000	383,000
Gladstone Capital Corp.	78,700	724,040
Gladstone Investment Corp.	56,400	412,284
Harris & Harris Group, Inc.*	100,300	361,080
JMP Group, Inc.	51,851	358,290
KCAP Financial, Inc.+	93,900	1,011,303
Ladenburg Thalmann Financial Services, Inc.*	493,000	818,380
Manning & Napier, Inc.	33,100	547,474
Medallion Financial Corp.	86,711	1,146,320
Medley Capital Corp.	56,800	900,280
NGP Capital Resources Co.	72,500	515,475
Oppenheimer Holdings, Inc., Class A	39,100	761,277
Pzena Investment Management, Inc., Class A	52,800	343,200
Solar Senior Capital, Ltd.	27,200	522,240
SWS Group, Inc.*	86,000	520,300

		11,914,871

Chemicals - 1.44%
American Pacific Corp.*	23,900	552,329
Arabian American Development Co.*+	51,100	430,773
Chase Corp.	27,800	537,096
Core Molding Technologies, Inc.*	20,600	182,928
GSE Holding, Inc.*	21,700	179,242
Gulf Resources, Inc.*+	120,000	132,000
KMG Chemicals, Inc.	60,100	1,168,344
Landec Corp.*	69,200	1,001,324
Penford Corp.*	35,000	383,950

		4,567,986

Commercial Banks - 11.08%
1st Constitution Bancorp*+	11,550	101,062
1st United Bancorp, Inc.	104,600	675,716
Access National Corp.	33,500	549,400
American National Bankshares, Inc.	30,600	659,736
American River Bankshares*+	39,500	296,645
Anchor Bancorp, Inc.*	10,000	157,500
Bank of Commerce Holdings+	48,700	244,961
Bank of Kentucky Financial Corp.	16,100	441,623
Bar Harbor Bankshares	12,000	438,600
BCB Bancorp, Inc.+	23,500	239,935
Berkshire Bancorp, Inc.+	35,000	292,250

Industry Company	Shares	Value

Commercial Banks (continued)
Bridge Bancorp, Inc.	19,931	$428,716
Bridge Capital Holdings*	36,800	560,832
C&F Financial Corp.+	10,800	442,260
Camden National Corp.	11,800	390,344
Capital City Bank Group, Inc.*	50,390	622,317
Center Bancorp, Inc.	49,217	611,767
Centerstate Banks, Inc.	40,866	350,630
Century Bancorp, Inc., Class A	23,272	789,154
Citizens Holding Co.	20,670	408,233
CNB Financial Corp.	42,200	719,510
Colony Bankcorp, Inc.*+	16,668	90,341
Enterprise Bancorp, Inc.+	5,635	95,513
Enterprise Financial Services Corp.	29,800	427,332
Evans Bancorp, Inc.+	11,000	198,770
Farmers Capital Bank Corp.*	67,149	1,262,401
Fidelity Southern Corp.*	35,259	405,479
Financial Institutions, Inc.	18,700	373,252
First Bancorp	32,000	431,680
First Bancorp, Inc.	33,300	599,733
First Bancshares, Inc.+	4,494	53,928
First Business Financial Services, Inc.	9,454	254,313
First California Financial Group, Inc.*	49,100	418,332
First Connecticut Bancorp, Inc.	36,400	536,172
First South Bancorp, Inc.*+	14,300	93,522
German American Bancorp, Inc.+	17,500	402,675
Guaranty Bancorp*	272,886	573,061
Hampton Roads Bankshares, Inc.*+	50,725	66,450
Heritage Commerce Corp.*+	74,300	500,039
Heritage Financial Corp.	40,560	588,120
Horizon Bancorp+	21,667	437,890
Independent Bank Corp.*+	20,000	169,200
Intervest Bancshares Corp., Class A*	78,212	459,887
Landmark Bancorp, Inc.	6,867	140,361
LNB Bancorp, Inc.+	23,700	196,947
Macatawa Bank Corp.*+	81,291	439,784
Mercantile Bank Corp.	26,700	446,157
Merchants Bancshares, Inc.	28,700	864,874
Metro Bancorp, Inc.*	40,600	671,524
MetroCorp Bancshares, Inc.*	65,057	656,425
MidSouth Bancorp, Inc.	35,900	583,734

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
MidWestOne Financial Group, Inc.	43,300	$1,030,973
New Century Bancorp, Inc.*	10,076	62,068
NewBridge Bancorp*	43,806	258,017
North Valley Bancorp*	15,900	281,430
Northrim BanCorp, Inc.	34,700	779,709
Ohio Valley Banc Corp.+	19,500	404,625
Old Second Bancorp, Inc.*+	15,000	47,700
Pacific Continental Corp.	53,611	598,835
Pacific Premier Bancorp, Inc.*	48,500	637,775
Park Sterling Corp.*	120,700	680,748
Peapack Gladstone Financial Corp.	39,130	583,428
Penns Woods Bancorp, Inc.+	16,400	671,908
Peoples Bancorp of North Carolina, Inc.	5,801	65,551
Peoples Bancorp, Inc.	28,400	635,876
Preferred Bank*	33,680	531,470
Premier Financial Bancorp, Inc.	29,337	340,016
QCR Holdings, Inc.	13,200	217,800
Republic First Bancorp, Inc.*	83,000	229,910
Salisbury Bancorp, Inc.	2,366	60,451
Seacoast Banking Corp. of Florida*	212,364	443,841
Shore Bancshares, Inc.*	47,600	324,632
Sierra Bancorp	42,900	564,135
Southcoast Financial Corp.*	30,000	151,500
Southern National Bancorp of Virginia, Inc.	30,200	292,336
Southwest Bancorp, Inc.*	73,100	918,136
Suffolk Bancorp*	37,000	526,880
Washington Banking Co.	74,300	1,035,742
West Bancorporation, Inc.	48,200	535,020
Yadkin Valley Financial Corp.*	115,500	463,155

		35,232,754

Commercial Services & Supplies - 1.63%
A.T. Cross Co., Class A*	46,000	633,420
AMREP Corp.*+	22,500	266,625
ARC Document Solutions, Inc.*	144,600	430,908
Casella Waste Systems, Inc., Class A*	118,100	516,097
Ceco Environmental Corp.	42,600	550,818
Cenveo, Inc.*+	210,600	452,790
Courier Corp.	51,100	736,351
Fuel Tech, Inc.*	65,000	280,800

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Intersections, Inc.+	78,184	$735,711
Metalico, Inc.*	30,459	49,344
TRC Cos., Inc.*	65,600	423,120
Versar, Inc.*	22,000	95,040

		5,171,024

Communications Equipment - 2.55%
Aviat Networks, Inc.*	228,000	768,360
Bel Fuse, Inc., Class B	25,100	391,811
CalAmp Corp.*	101,200	1,110,164
Clearfield, Inc.*	86,200	517,200
Communications Systems, Inc.	28,900	284,665
Emcore Corp.*	23,052	134,163
Globecomm Systems, Inc.*	67,400	809,474
KVH Industries, Inc.*	60,410	819,764
Meru Networks, Inc.*+	4,950	33,412
Numerex Corp., Class A*	30,000	383,700
Oclaro, Inc.*+	25,200	31,752
PC-Tel, Inc.	87,800	623,380
Symmetricom, Inc.*	116,300	528,002
Telestone Technologies Corp.*+	94,100	132,681
Telular Corp.	57,900	582,474
Tessco Technologies, Inc.	24,500	530,180
Westell Technologies, Inc., Class A*	205,000	412,050

		8,093,232

Computers & Peripherals - 1.14%
Concurrent Computer Corp.+	55,600	439,796
Datalink Corp.*	57,700	697,016
Dot Hill Systems Corp.*	269,400	296,340
Hutchinson Technology, Inc.*+	75,000	206,250
Imation Corp.*	106,100	405,302
Immersion Corp.*	62,900	738,446
Novatel Wireless, Inc.*+	78,800	156,812
Rimage Corp.	21,000	189,420
Transact Technologies, Inc.	25,800	203,562
USA Technologies, Inc.*+	111,400	291,868

		3,624,812

Construction & Engineering - 1.40%
Argan, Inc.	44,700	666,477
Furmanite Corp.*	160,500	1,073,745
Michael Baker Corp.	24,900	610,050
Northwest Pipe Co.*	29,100	814,218
Orion Marine Group, Inc.*	65,900	655,046

12	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
Sterling Construction Co., Inc.*	44,900	$488,961
UniTek Global Services, Inc.*	53,200	155,876

		4,464,373

Construction Materials - 0.09%
United States Lime & Minerals, Inc.*	5,300	281,907

Consumer Finance - 0.60%
Asset Acceptance Capital Corp.*	50,000	337,000
Asta Funding, Inc.	122,300	1,174,080
Atlanticus Holdings Corp.*+	41,347	151,744
First Marblehead Corp. (The)*	250,000	252,500

		1,915,324

Containers & Packaging - 0.25%
AEP Industries, Inc.*	10,900	782,729

Distributors - 0.37%
Amcon Distributing Co.+	2,300	177,330
VOXX International Corp.*	94,001	1,006,751

		1,184,081

Diversified Consumer Services - 1.30%
Cambium Learning Group, Inc.*	79,850	82,246
Career Education Corp.*	92,550	219,343
Carriage Services, Inc.	65,200	1,385,500
Collectors Universe+	56,360	663,357
Corinthian Colleges, Inc.*	231,000	485,100
Learning Tree International, Inc.*+	63,900	236,430
Lincoln Educational Services Corp.	78,400	459,424
Mac-Gray Corp.	47,000	601,600

		4,133,000

Diversified Financial Services - 0.75%
California First National Bancorp	5,800	100,282
Gain Capital Holdings, Inc.	94,400	421,024
Marlin Business Services Corp.	29,500	684,105
MicroFinancial, Inc.	39,800	335,514
Resource America, Inc., Class A	83,600	832,656

		2,373,581

Industry Company	Shares	Value

Diversified Telecommunication Services - 1.46%
Alaska Communications Systems Group, Inc.	130,000	$215,800
Alteva+	30,200	276,934
Cbeyond, Inc.*	2,600	19,318
Elephant Talk Communications, Inc.*	165,400	201,788
Hawaiian Telcom Holdco, Inc.*	24,686	569,506
HickoryTech Corp.	44,995	456,699
IDT Corp., Class B	50,567	609,838
Lumos Networks Corp.	35,000	471,800
Neutral Tandem, Inc.	100,000	327,000
ORBCOMM, Inc.*	171,000	890,910
Primus Telecommunications Group, Inc.+	55,000	607,750

		4,647,343

Electrical Equipment - 1.19%
Coleman Cable, Inc.	78,900	1,183,500
Enphase Energy, Inc.*+	60,000	372,000
Espey Manufacturing & Electronics Corp.+	2,332	60,632
LSI Industries, Inc.	70,500	492,090
Magnetek, Inc.*+	10,000	139,700
Ocean Power Technologies, Inc.*+	38,000	57,760
PowerSecure International, Inc.*	92,600	1,176,946
SL Industries, Inc.+	16,467	298,547

		3,781,175

Electronic Equipment, Instruments & Components - 2.44%
Agilysys, Inc.*	62,200	618,268
Echelon Corp.*	134,000	326,960
eMagin Corp.+	56,300	193,109
ID Systems, Inc.*	48,000	273,600
Identive Group, Inc.*	236,697	350,312
IEC Electronics Corp.*	64,500	370,875
Iteris, Inc.*	172,520	313,986
Key Tronic Corp.*	24,200	277,332
LoJack Corp.*	77,150	240,708
Maxwell Technologies, Inc.*+	2,700	14,553
Mesa Laboratories, Inc.	9,830	520,892
MOCON, Inc.	8,000	113,280
Netlist, Inc.*	63,100	49,218
PAR Technology Corp.*	32,000	150,720
PCM, Inc.*	74,200	615,860
Perceptron, Inc.	21,400	154,508
Pulse Electronics Corp.*	100,000	40,500

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Radisys Corp.*	144,700	$711,924
Richardson Electronics, Ltd.	54,211	642,942
SMTC Corp.*	184,300	436,791
Vishay Precision Group, Inc.*	43,900	644,891
Wayside Technology Group, Inc.	10,000	118,900
Zygo Corp.*	39,200	580,552

		7,760,681

Energy Equipment & Services - 1.98%
Bolt Technology Corp.	65,663	1,146,476
Cal Dive International, Inc.*+	345,300	621,540
Dawson Geophysical Co.*	30,800	924,000
ENGlobal Corp.*	118,761	70,069
Forbes Energy Services, Ltd.*+	80,500	296,240
Global Geophysical Services, Inc.*+	100,000	245,000
GreenHunter Energy, Inc.*	104,000	160,160
Mitcham Industries, Inc.*	66,300	1,121,796
Natural Gas Services Group, Inc.*	37,600	724,176
TGC Industries, Inc.	99,750	987,525

		6,296,982

Food & Staples Retailing - 0.51%
Arden Group, Inc., Class A	5,500	555,995
Ingles Markets, Inc., Class A	35,800	768,984
Roundy’s, Inc.	44,041	289,349

		1,614,328

Food Products - 1.77%
Alico, Inc.	14,200	656,750
American Lorain Corp.*	13,300	17,024
Farmer Bros. Co.*	42,500	624,750
Griffin Land & Nurseries, Inc.	13,300	399,665
Inventure Foods, Inc.*	44,000	342,320
John B. Sanfilippo & Son, Inc.	33,900	677,322
Lifeway Foods, Inc.+	95,302	1,324,698
Limoneira Co.+	20,000	386,400
Omega Protein Corp.*	69,800	750,350
Overhill Farms, Inc.*	116,750	461,162

		5,640,441

Gas Utilities - 0.05%
Gas Natural, Inc.+	16,900	172,380

Industry Company	Shares	Value

Health Care Equipment & Supplies - 3.71%
Alphatec Holdings, Inc.*	234,888	$495,614
Anika Therapeutics, Inc.*	87,439	1,269,614
AtriCure, Inc.*	133,200	1,054,944
Bacterin International Holdings, Inc.*+	25,601	20,993
Cardiovascular Systems, Inc.*	29,500	604,160
Cerus Corp.*+	193,304	854,404
CryoLife, Inc.	107,270	644,693
Cutera, Inc.*	45,200	587,600
DynaVox, Inc., Class A*	28,330	15,326
Hansen Medical, Inc.*+	170,000	341,700
Kewaunee Scientific Corp.	7,700	98,637
LeMaitre Vascular, Inc.	50,000	305,000
Medical Action Industries, Inc.*	58,500	351,000
Rochester Medical Corp.*	31,700	463,454
Rockwell Medical Technologies, Inc.*+	72,100	285,516
RTI Biologics, Inc.*	125,000	492,500
Solta Medical, Inc.*	166,400	366,080
Theragenics Corp.*	86,675	141,280
TranS1, Inc.*+	129,500	290,080
Utah Medical Products, Inc.	35,900	1,750,843
Vascular Solutions, Inc.*	49,300	799,646
Zeltiq Aesthetics, Inc.*+	148,900	568,798

		11,801,882

Health Care Providers & Services - 1.91%
Almost Family, Inc.	24,400	498,492
CardioNet, Inc.*	137,700	334,611
Chindex International, Inc.*	72,700	998,898
Cross Country Healthcare, Inc.*	71,000	377,010
Five Star Quality Care, Inc.*	125,400	838,926
LCA-Vision, Inc.*	84,000	282,240
PDI, Inc.*	30,000	177,000
Providence Service Corp. (The)*	77,100	1,425,579
RadNet, Inc.*+	220,700	617,960
Skilled Healthcare Group, Inc., Class A*	78,500	515,745

		6,066,461

Hotels, Restaurants & Leisure - 2.79%
Ark Restaurants Corp.	8,100	169,776
Carrols Restaurant Group, Inc.*	68,100	353,439
Dover Downs Gaming & Entertainment, Inc.	152,580	317,367

14	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Einstein Noah Restaurant Group, Inc.	18,581	$275,556
Famous Dave’s of America, Inc.*	128,800	1,398,768
Frisch’s Restaurants, Inc.	16,000	287,040
Full House Resorts, Inc.*	60,700	169,960
Gaming Partners International Corp.	56,300	484,743
Isle of Capri Casinos, Inc.*	114,000	717,060
Jamba, Inc.*	153,314	436,945
Kona Grill, Inc.*	67,500	616,275
Lakes Entertainment, Inc.*	84,600	245,340
Luby’s, Inc.*	77,100	576,708
Monarch Casino & Resort, Inc.*	42,877	417,193
Morgans Hotel Group Co.*	84,300	499,056
MTR Gaming Group, Inc.*	90,700	299,310
Nathan’s Famous, Inc.*	12,000	507,000
Nevada Gold & Casinos, Inc.*	120,000	128,400
Premier Exhibitions, Inc.*	142,500	379,050
Town Sports International Holdings, Inc.	61,087	577,883

		8,856,869

Household Durables - 1.84%
Bassett Furniture Industries, Inc.	74,200	1,184,232
Cobra Electronics Corp.*	30,000	105,900
CSS Industries, Inc.	15,700	407,729
Emerson Radio Corp.*	124,800	205,920
Flexsteel Industries, Inc.	22,000	544,280
Furniture Brands International, Inc.*+	284,100	284,100
Hooker Furniture Corp.	53,300	849,602
Kid Brands, Inc.*	36,400	56,420
Lifetime Brands, Inc.	65,000	741,650
P & F Industries, Inc., Class A*+	10,500	80,010
Stanley Furniture Co., Inc.*	40,000	177,600
Universal Electronics, Inc.*	35,000	813,750
Zagg, Inc.*+	54,300	395,304

		5,846,497

Household Products - 0.33%
Oil-Dri Corp. of America	20,800	566,384
Orchids Paper Products Co.	20,000	466,600

		1,032,984

Independent Power Producers & Energy Traders - 0.32%
American DG Energy, Inc.*+	140,311	294,653
Genie Energy, Ltd., Class B	48,667	450,656

Industry Company	Shares	Value

Independent Power Producers & Energy Traders (continued)
Synthesis Energy Systems, Inc.*	272,471	$283,370

		1,028,679

Insurance - 1.68%
Atlantic American Corp.	14,056	46,947
Crawford & Co., Class B	84,600	642,114
Eastern Insurance Holdings, Inc.	25,600	480,256
Federated National Holding Co.	23,000	175,030
First Acceptance Corp.*	111,700	150,795
Fortegra Financial Corp.*	50,000	438,000
Hallmark Financial Services, Inc.*	80,400	723,600
Homeowners Choice, Inc.+	24,000	654,000
Independence Holding Co.	69,190	704,354
Investors Title Co.	3,500	241,745
Phoenix Cos., Inc. (The)*+	14,200	436,934
Universal Insurance Holdings, Inc.	136,400	661,540

		5,355,315

Internet & Catalog Retail - 1.45%
1-800-Flowers.com, Inc., Class A*	170,000	844,900
CafePress, Inc.*+	49,800	299,298
dELiA*s, Inc.*	213,100	211,033
Gaiam, Inc., Class A*+	45,000	189,000
Geeknet, Inc.*	40,000	590,800
Nutrisystem, Inc.	35,000	296,800
Overstock.com, Inc.*+	55,000	677,600
PetMed Express, Inc.+	19,647	263,564
US Auto Parts Network, Inc.*	60,951	73,141
ValueVision Media, Inc., Class A*+	176,286	609,950
Vitacost.com, Inc.*+	77,000	556,710

		4,612,796

Internet Software & Services - 2.38%
Carbonite, Inc.*+	72,400	792,780
Ipass, Inc.*	171,200	338,976
Keynote Systems, Inc.	44,400	619,824
Limelight Networks, Inc.*	204,837	421,964
Marchex, Inc., Class B	163,600	688,756
Reis, Inc.*	22,100	343,434
Spark Networks, Inc.*+	64,800	456,192
Support.com, Inc.*	136,745	571,594
Synacor, Inc.*+	55,000	164,450
TechTarget, Inc.*	145,900	713,451

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
TheStreet, Inc.	236,900	$452,479
Tucows, Inc.*	150,000	258,000
Unwired Planet, Inc.*	234,600	520,812
XO Group, Inc.*	54,813	548,130
Zix Corp.*	187,582	671,544

		7,562,386

IT Services - 1.49%
Analysts International Corp.*	18,500	71,040
CIBER, Inc.*	185,000	869,500
Dynamics Research Corp.*	41,558	247,686
Edgewater Technology, Inc.*+	39,200	153,272
Hackett Group, Inc. (The)	119,928	548,071
Information Services Group, Inc.*	196,600	397,132
Innodata, Inc.*	54,500	188,025
Lionbridge Technologies, Inc.*	122,795	475,216
Mattersight Corp.*+	96,503	413,998
ModusLink Global Solutions, Inc.*	115,700	381,810
NCI, Inc., Class A*	18,430	89,201
Official Payments Holdings, Inc.*	44,500	252,315
PRGX Global, Inc.*	68,500	476,075
StarTek, Inc.*	30,000	175,500

		4,738,841

Leisure Equipment & Products - 0.20%
Johnson Outdoors, Inc., Class A*	25,800	615,072
Marine Products Corp.	2,400	17,664

		632,736

Life Sciences Tools & Services - 1.44%
Accelerate Diagnostics, Inc.*+	19,800	143,946
Affymetrix, Inc.*+	15,450	72,924
Albany Molecular Research, Inc.*	103,100	1,083,581
Enzo Biochem, Inc.*	201,300	507,276
Furiex Pharmaceuticals, Inc.*	28,100	1,053,188
Harvard Bioscience, Inc.*	167,017	943,646
Pacific Biosciences of California, Inc.*	222,400	553,776
pSivida Corp.*+	100,000	228,000

		4,586,337

Machinery - 3.83%
Accuride Corp.*	264,200	1,424,038

Industry Company	Shares	Value

Machinery (continued)
Ampco-Pittsburgh Corp.	24,400	$461,404
Dynamic Materials Corp.	27,500	478,500
Eastern Co. (The)	11,600	203,464
Energy Recovery, Inc.*	66,700	246,790
Flow International Corp.*	192,751	753,656
FreightCar America, Inc.	29,675	647,509
Gencor Industries, Inc.*	18,500	132,830
Graham Corp.	35,900	888,166
Hardinge, Inc.	33,300	453,879
Hurco Cos., Inc.*	51,334	1,397,825
Key Technology, Inc.*	20,000	252,800
L.S. Starrett Co., Class A (The)	34,200	377,910
Lydall, Inc.*	40,000	614,000
Met-Pro Corp.	40,200	415,266
Miller Industries, Inc.	49,800	799,290
NN, Inc.*	86,100	814,506
PMFG, Inc.*	60,000	370,200
Tecumseh Products Co., Class A*	57,700	503,144
Twin Disc, Inc.+	29,600	742,368
Xerium Technologies, Inc.*	33,550	182,512

		12,160,057

Marine - 0.11%
International Shipholding Corp.	19,203	349,495

Media - 3.83%
AH Belo Corp., Class A	66,700	389,528
Ballantyne Strong, Inc.*	45,500	192,465
Beasley Broadcasting Group, Inc., Class A+	16,000	94,400
Carmike Cinemas, Inc.*	51,800	938,616
Dex One Corp.*+	222,700	380,817
Emmis Communications Corp., Class A*	159,500	264,770
Entercom Communications Corp., Class A*+	80,000	595,200
Entravision Communications Corp., Class A	196,200	625,878
Gray Television, Inc.*	232,200	1,089,018
Harris Interactive, Inc.*	40,000	67,200
Journal Communications, Inc., Class A*	127,200	854,784
LIN TV Corp., Class A*	47,500	522,025
Martha Stewart Living Omnimedia, Class A*	90,200	238,128
McClatchy Co., Class A (The)*+	211,150	612,335
Media General, Inc., Class A*+	135,311	803,748

16	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Media (continued)
Navarre Corp.*	230,600	$523,462
Nexstar Broadcasting Group, Inc., Class A	70,800	1,274,400
Radio One, Inc., Class D*	100,000	169,000
ReachLocal, Inc.*	34,069	509,672
Rentrak Corp.*	22,800	501,144
Saga Communications, Inc., Class A	20,005	925,431
Salem Communications Corp., Class A	53,500	424,255
SuperMedia, Inc.*+	49,000	189,630

		12,185,906

Metals & Mining - 0.92%
Comstock Mining, Inc.*+	130,000	261,300
Friedman Industries, Inc.	68,300	680,951
Golden Minerals Co.*+	106,700	253,946
Great Northern Iron Ore Properties+	7,700	574,189
Olympic Steel, Inc.+	26,100	623,790
Synalloy Corp.	19,400	269,272
Universal Stainless & Alloy*	7,428	270,008

		2,933,456

Multiline Retail - 0.22%
ALCO Stores, Inc.*+	14,000	104,860
Bon-Ton Stores, Inc. (The)+	45,950	597,350

		702,210

Oil, Gas & Consumable Fuels - 5.15%
Adams Resources & Energy, Inc.	22,300	1,137,300
Amyris, Inc.*+	160,000	492,800
Callon Petroleum Co.*	182,800	676,360
Ceres, Inc.*	20,000	69,600
Crimson Exploration, Inc.*	158,320	452,795
Double Eagle Petroleum Co.*+	79,800	427,728
Emerald Oil, Inc.*+	113,000	795,520
Evolution Petroleum Corp.*+	36,300	368,445
FieldPoint Petroleum Corp.*+	20,000	80,000
FX Energy, Inc.*	135,500	455,280
Gevo, Inc.*+	180,000	403,200
Green Plains Renewable Energy, Inc.*	126,800	1,450,592
HKN, Inc.*+	1,103	99,270
James River Coal Co.*+	118,500	207,375
L&L Energy, Inc.*	120,100	220,984
Lone Pine Resources, Inc.*+	426,300	511,560
Lucas Energy, Inc.*+	90,000	119,700

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Miller Energy Resources, Inc.*+	145,241	$538,844
Panhandle Oil & Gas, Inc., Class A	23,797	681,784
Penn Virginia Corp.+	71,000	286,840
PostRock Energy Corp.*	73,500	130,095
Pyramid Oil Co.*+	69,800	290,368
Renewable Energy Group, Inc.*+	60,000	461,400
REX American Resources Corp.*	57,249	1,266,348
Saratoga Resources, Inc.*	124,600	331,436
Synergy Resources Corp.*	160,000	1,097,600
Uranerz Energy Corp.*+	264,800	336,296
Uranium Energy Corp.*+	220,800	485,760
Verenium Corp.*+	78,800	203,304
Warren Resources, Inc.*	352,900	1,132,809
Westmoreland Coal Co.*+	61,375	697,220
ZaZa Energy Corp.*+	205,000	371,050
Zion Oil & Gas, Inc.*+	81,200	99,876

		16,379,539

Paper & Forest Products - 0.07%
Orient Paper, Inc.	117,811	209,704

Personal Products - 0.34%
CCA Industries, Inc.+	14,100	56,400
Female Health Co. (The)+	43,200	312,768
Natural Alternatives International, Inc.*	17,500	84,875
Nutraceutical International Corp.	37,000	641,950

		1,095,993

Pharmaceuticals - 2.50%
AcelRx Pharmaceuticals, Inc.*+	98,000	505,680
Alimera Sciences, Inc.*+	121,600	373,312
Biosante Pharmaceuticals, Inc.*+	140,500	164,385
Cempra, Inc.*	65,000	438,750
Cumberland Pharmaceuticals, Inc.*+	53,600	266,928
Durect Corp.*	218,600	290,738
Horizon Pharma, Inc.*+	218,300	591,593
Lannett Co., Inc.*	83,020	839,332
Novabay Pharmaceuticals, Inc.*+	121,500	170,100
NuPathe, Inc.*+	82,900	286,005
Omeros Corp.*+	77,400	318,888
Pain Therapeutics, Inc.	205,699	705,548

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Pernix Therapeutics Holdings*+	76,000	$376,960
Pozen, Inc.*	80,400	423,708
Sucampo Pharmaceuticals, Inc., Class A*+	104,000	680,160
Supernus Pharmaceuticals, Inc.*+	50,000	281,000
Transcept Pharmaceuticals, Inc.*+	68,000	325,720
XenoPort, Inc.*	20,100	143,715
Zogenix, Inc.*	417,500	751,500

		7,934,022

Professional Services - 1.41%
Barrett Business Services, Inc.	23,600	1,242,776
CRA International, Inc.*	30,000	671,100
CTPartners Executive Search, Inc.*	27,400	102,750
Dolan Co. (The)*	148,100	353,959
Heidrick & Struggles International, Inc.	50,000	747,500
Hill International, Inc.*	95,971	286,953
Hudson Global, Inc.*	105,904	417,262
RCM Technologies, Inc.	26,200	158,772
VSE Corp.	20,200	504,798

		4,485,870

Real Estate Management & Development - 0.88%
AV Homes, Inc.*	54,600	727,818
Consolidated-Tomoka Land Co.+	16,249	637,773
Maui Land & Pineapple Co., Inc.*+	15,000	60,300
Stratus Properties, Inc.*	37,150	595,514
Thomas Properties Group, Inc.+	112,244	575,812
ZipRealty, Inc.*	50,600	184,690

		2,781,907

Road & Rail - 0.49%
Covenant Transportation Group, Inc., Class A*	30,700	183,893
P.A.M. Transportation Services, Inc.+	9,750	103,252
Universal Truckload Services, Inc.*	30,700	716,231
USA Truck, Inc.*	54,271	266,471
YRC Worldwide, Inc.*+	36,800	277,840

		1,547,687

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment - 2.89%
Amtech Systems, Inc.*	57,500	$207,575
Axcelis Technologies, Inc.*	225,000	281,250
AXT, Inc.*	153,600	451,584
Cascade Microtech, Inc.*	26,500	189,740
Cohu, Inc.	50,000	468,000
CyberOptics Corp.*	9,500	53,390
DSP Group, Inc.*	81,300	656,091
GigOptix, Inc.*	49,000	51,450
GSI Technology, Inc.*	161,417	1,063,738
Integrated Silicon Solution, Inc.*	77,641	711,968
Kopin Corp.*	90,000	333,000
Mattson Technology, Inc.*	191,300	263,994
MaxLinear, Inc., Class A*	65,100	403,620
Mindspeed Technologies, Inc.*+	110,000	366,300
NeoPhotonics Corp.*	85,000	434,350
Pericom Semiconductor Corp.*	62,372	424,753
Pixelworks, Inc.*	58,900	130,758
PLX Technology, Inc.*	113,900	519,384
Rubicon Technology, Inc.*+	67,000	442,200
Sigma Designs, Inc.*	90,000	438,300
Supertex, Inc.	25,000	555,250
Ultra Clean Holdings*	79,477	516,601
Vitesse Semiconductor Corp.*	100,000	216,000

		9,179,296

Software - 1.69%
American Software, Inc., Class A	60,700	505,024
Bsquare Corp.*	9,500	29,070
Callidus Software, Inc.*+	113,100	516,867
Cinedigm Digital Cinema Corp., Class A*	131,300	204,828
Digimarc Corp.	23,100	507,507
Exa Corp.*	29,000	276,080
FalconStor Software, Inc.*	132,700	355,636
Globalscape, Inc.	66,700	104,719
Glu Mobile, Inc.*	210,500	627,290
GSE Systems, Inc.*	45,000	90,000
Guidance Software, Inc.*	44,857	486,698
QAD, Inc., Class A	33,000	423,720
QAD, Inc., Class B	8,250	95,535
Rosetta Stone, Inc.*	41,400	636,732
Smith Micro Software, Inc.*	124,300	164,076

18	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Software (continued)
TeleCommunication Systems, Inc., Class A*	153,334	$341,935

		5,365,717

Specialty Retail - 2.69%
Big 5 Sporting Goods Corp.	43,400	677,474
Body Central Corp.*	74,600	701,240
Books-A-Million, Inc.*+	40,000	113,600
Build-A-Bear Workshop, Inc.*	59,500	320,705
Cache, Inc.*+	43,000	181,460
Citi Trends, Inc.*	37,100	379,533
Coldwater Creek, Inc.*+	80,000	252,800
Destination XL Group, Inc.*	169,600	863,264
MarineMax, Inc.*	76,600	1,040,994
New York & Co., Inc.*	208,600	853,174
Pacific Sunwear of California, Inc.*	218,749	457,185
TravelCenters of America LLC*	120,200	1,152,718
West Marine, Inc.*	72,200	825,246
Zale Corp.*+	190,200	747,486

		8,566,879

Textiles, Apparel & Luxury Goods - 1.02%
Charles & Colvard, Ltd.*	120,900	470,301
Cherokee, Inc.	21,200	290,440
Culp, Inc.	51,016	811,665
Delta Apparel, Inc.*	23,000	378,810
DGSE Cos., Inc.*+	28,800	162,720
Lakeland Industries, Inc.*+	10,000	35,700
R.G. Barry Corp.	27,600	369,564
Rocky Brands, Inc.*	52,200	710,442

		3,229,642

Thrifts & Mortgage Finance - 6.14%
Alliance Bancorp, Inc. of Pennsylvania	22,000	291,500
Bank Mutual Corp.	129,000	713,370
BankFinancial Corp.	76,279	617,097
BBX Capital Corp., Class A*	15,189	125,309
Camco Financial Corp.*	58,554	204,353
Cape Bancorp, Inc.	42,102	385,654
Chicopee Bancorp, Inc.	26,500	445,200
ESB Financial Corp.+	10,500	143,745
ESSA Bancorp, Inc.	37,400	405,416
Federal Agricultural Mortgage Corp., Class C	24,200	745,118
First Advantage Bancorp+	25,000	318,750
First Defiance Financial Corp.	44,900	1,047,068

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
First Financial Northwest, Inc.*	91,600	$715,396
First Pactrust Bancorp, Inc.+	36,200	412,680
Fox Chase Bancorp, Inc.	7,932	133,972
Franklin Financial Corp.	32,800	598,600
Guaranty Federal Bancshares, Inc.*	20,856	206,683
Hampden Bancorp, Inc.	33,500	516,235
Heritage Financial Group, Inc.	26,900	389,512
Home Bancorp, Inc.*	48,000	893,280
Home Federal Bancorp, Inc.	34,800	445,440
Louisiana Bancorp, Inc.*+	19,000	331,170
Meta Financial Group, Inc.+	15,955	423,127
MutualFirst Financial, Inc.	4,404	62,625
Naugatuck Valley Financial Corp.	28,501	204,067
New Hampshire Thrift Bancshares, Inc.	18,100	237,110
Northeast Community Bancorp, Inc.	50,000	272,500
Ocean Shore Holding Co.+	32,100	481,500
OceanFirst Financial Corp.	29,200	421,064
Provident Financial Holdings, Inc.	63,617	1,082,125
Pulaski Financial Corp.+	43,500	459,795
Riverview Bancorp, Inc.*	17,406	45,952
SI Financial Group, Inc.	34,276	414,397
Simplicity Bancorp, Inc.	55,114	828,363
Teche Holding Co.+	14,440	595,650
Territorial Bancorp, Inc.	22,300	530,294
Timberland Bancorp, Inc.	24,222	198,620
Tree.com, Inc.	39,700	734,053
United Community Bancorp	6,200	60,822
United Community Financial Corp.*	130,000	504,400
United Financial Bancorp, Inc.	48,009	729,737
Waterstone Financial, Inc.*	43,355	358,546
Wayne Savings Bancshares, Inc.+	7,800	78,858
Westfield Financial, Inc.	91,679	713,263

		19,522,416

Trading Companies & Distributors - 0.74%
BlueLinx Holdings, Inc.*	156,222	445,232
General Finance Corp.*+	60,000	270,000
Houston Wire & Cable Co.	52,900	685,055
Lawson Products, Inc.	32,400	569,592

www.bridgeway.com	19

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (continued)
Willis Lease Finance Corp.*	24,400	$ 368,928

		2,338,807

Water Utilities - 0.55%
Artesian Resources Corp., Class A	10,500	235,935
Cadiz, Inc.*+	31,400	212,264
York Water Co.	69,850	1,313,180

		1,761,379

TOTAL COMMON STOCKS - 99.51%		316,349,305

(Cost $238,270,899)

EXCHANGE TRADED FUND - 0.30%
iShares Russell Microcap Index Fund+	16,525	969,357

TOTAL EXCHANGE TRADED FUND - 0.30%		969,357

(Cost $442,002)

RIGHTS - 0.00%
United Community Financial Corp.*Δ	130,000	8,080

TOTAL RIGHTS - 0.00%		8,080

(Cost $ — )

	Rate^	Shares	Value
MONEY MARKET FUND - 0.27%
BlackRock FedFund	0.01%	862,406	862,406

TOTAL MONEY MARKET FUND - 0.27%			862,406

(Cost $862,406)

TOTAL INVESTMENTS - 100.08%			$318,189,148
(Cost $239,575,307)
Liabilities in Excess of Other Assets - (0.08%)			(268,041)

NET ASSETS - 100.00%			$317,921,107

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $36,707,932 at March 31, 2013.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$316,349,305	$—	$—	$316,349,305
Exchange-Traded Fund	969,357	—	—	969,357
Rights	—	8,080	—	8,080
Money Market Fund	—	862,406	—	862,406

TOTAL	$317,318,662	$870,486	$—	$318,189,148

20	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2012	$125,971	$61,843	$187,814
Purchases	—	—	—
Sales[1]	—	(132,736)	(132,736)
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	—		—
Transfers in	—	70,893	70,893
Transfers out[2,3]	(125,971)	—	(125,971)

Balance as of 03/31/2013	$—	$—	$—

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2013	$—	$—	$—

1Sales include expiration of rights.

2Transfer out represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period.

3Transfer took place as a result of trading resuming.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	21

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.16%
Aerospace & Defense - 1.89%
DigitalGlobe, Inc.*	925	$26,742
GenCorp, Inc.*+	750	9,975
HEICO Corp.	550	23,876
KEYW Holding Corp. (The)*+	400	6,452
Sparton Corp.*	100	1,340
Taser International, Inc.*	650	5,167

		73,552

Airlines - 1.15%
Allegiant Travel Co.	235	20,863
JetBlue Airways Corp.*	3,450	23,805

		44,668

Auto Components - 1.37%
Cooper Tire & Rubber Co.	775	19,886
Dorman Products, Inc.	450	16,745
Spartan Motors, Inc.	350	1,859
Standard Motor Products, Inc.	300	8,316
Superior Industries International, Inc.	350	6,538

		53,344

Automobiles - 0.19%
Winnebago Industries, Inc.*	350	7,224

Beverages - 0.61%
Boston Beer Co., Inc., Class A (The)*+	150	23,946

Biotechnology - 3.46%
Aegerion Pharmaceuticals, Inc.*+	375	15,128
Alnylam Pharmaceuticals, Inc.*	750	18,277
Astex Pharmaceuticals*	900	4,014
Celldex Therapeutics, Inc.*	1,000	11,580
Dyax Corp.*	1,200	5,232
Emergent Biosolutions, Inc.*	450	6,291
Enzon Pharmaceuticals, Inc.	450	1,710
GTx, Inc.*	600	2,490
Infinity Pharmaceuticals, Inc.*+	600	29,082
PDL BioPharma, Inc.+	1,700	12,427
Sangamo Biosciences, Inc.*+	650	6,214
Sarepta Therapeutics, Inc.*+	400	14,780
Synta Pharmaceuticals Corp.*	850	7,310

		134,535

Industry Company	Shares	Value

Building Products - 0.74%
Apogee Enterprises, Inc.	350	$10,132
Nortek, Inc.*	200	14,272
PGT, Inc.*	650	4,466

		28,870

Capital Markets - 6.21%
Apollo Investment Corp.	2,500	20,900
Capital Southwest Corp.	50	5,750
Evercore Partners, Inc., Class A	550	22,880
FBR & Co.*	112	2,120
Fidus Investment Corp.	175	3,351
Fifth Street Finance Corp.	1,275	14,051
Financial Engines, Inc.+	600	21,732
GAMCO Investors, Inc., Class A	325	17,261
Greenhill & Co., Inc.	350	18,683
KCAP Financial, Inc.+	400	4,308
Main Street Capital Corp.+	450	14,440
MCG Capital Corp.	850	4,063
Medley Capital Corp.	350	5,548
New Mountain Finance Corp.	550	8,041
NGP Capital Resources Co.	200	1,422
PennantPark Floating Rate Capital, Ltd.	75	1,047
Piper Jaffray Cos.*	200	6,860
Solar Capital, Ltd.	550	12,920
Solar Senior Capital, Ltd.	100	1,920
THL Credit, Inc.	300	4,494
TICC Capital Corp.	650	6,461
Triangle Capital Corp.	350	9,796
Virtus Investment Partners, Inc.*	90	16,765
Walter Investment Management Corp.*	450	16,762

		241,575

Chemicals - 2.23%
American Pacific Corp.*	75	1,733
Balchem Corp.	350	15,379
Calgon Carbon Corp.*	600	10,860
FutureFuel Corp.	550	6,683
KMG Chemicals, Inc.	100	1,944
Landec Corp.*	250	3,618
Material Sciences Corp.*	100	1,080
PolyOne Corp.	1,200	29,292
Stepan Co.	255	16,090

		86,679

22	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks - 4.44%
Access National Corp.	100	$1,640
Banner Corp.	250	7,958
BNC Bancorp	250	2,505
CapitalSource, Inc.	2,500	24,050
CoBiz Financial, Inc.	400	3,232
Farmers Capital Bank Corp.*	75	1,410
Fidelity Southern Corp.*	201	2,311
First Financial Bankshares, Inc.	400	19,440
First Interstate Bancsystem, Inc.	550	10,345
German American Bancorp, Inc.	150	3,451
Hanmi Financial Corp.*	350	5,600
Heritage Financial Corp.	150	2,175
Metro Bancorp, Inc.*	150	2,481
Monarch Financial Holdings, Inc.	75	796
National Bankshares, Inc.+	100	3,493
North Valley Bancorp*	50	885
OBA Financial Services, Inc.*	50	937
OmniAmerican Bancorp, Inc.*	150	3,792
Pacific Continental Corp.	150	1,676
Pacific Premier Bancorp, Inc.*	100	1,315
PacWest Bancorp	450	13,100
Peoples Bancorp, Inc.	150	3,358
Renasant Corp.	300	6,714
SCBT Financial Corp.	225	11,340
Sierra Bancorp	100	1,315
Southside Bancshares, Inc.+	200	4,202
Southwest Bancorp, Inc.*	250	3,140
Taylor Capital Group, Inc.*	350	5,596
TowneBank+	350	5,240
Union First Market Bankshares Corp.	250	4,890
Western Alliance Bancorp*	1,050	14,532

		172,919

Commercial Services & Supplies - 3.90%
Ceco Environmental Corp.	150	1,940
Deluxe Corp.	620	25,668
EnerNOC, Inc.*	300	5,211
Herman Miller, Inc.	700	19,369
HNI Corp.	550	19,520
Kimball International, Inc., Class B	450	4,077
Quad/Graphics, Inc.	575	13,765

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	1,550	$22,831
Team, Inc.*	250	10,268
UniFirst Corp.	245	22,172
Viad Corp.	250	6,915

		151,736

Communications Equipment - 1.70%
Anaren, Inc.*	150	2,908
Aviat Networks, Inc.*	600	2,022
Aware, Inc.	200	926
CalAmp Corp.*	350	3,840
InterDigital, Inc.	500	23,915
Loral Space & Communications, Inc.	400	24,752
Numerex Corp., Class A*	150	1,918
Parkervision, Inc.*	1,050	3,854
Tessco Technologies, Inc.	100	2,164

		66,299

Computers & Peripherals - 0.32%
Astro-Med, Inc.	75	719
Cray, Inc.*	500	11,605

		12,324

Construction & Engineering - 0.74%
Aegion Corp.*	500	11,575
Argan, Inc.	150	2,236
Great Lakes Dredge & Dock Corp.	750	5,048
Orion Marine Group, Inc.*	350	3,479
Pike Electric Corp.	450	6,404

		28,742

Construction Materials - 0.81%
Headwaters, Inc.*	875	9,537
Texas Industries, Inc.*	325	20,511
US Concrete, Inc.*	100	1,381

		31,429

Consumer Finance - 0.91%
Consumer Portfolio Services, Inc.*	150	1,756
First Cash Financial Services, Inc.*	350	20,419
World Acceptance Corp.*	155	13,310

		35,485

Containers & Packaging - 0.09%
AEP Industries, Inc.*	50	3,590

www.bridgeway.com	23

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Distributors - 0.91%
Core-Mark Holding Co., Inc.	150	$7,696
Pool Corp.	575	27,600

		35,296

Diversified Consumer Services - 0.65%
Ascent Capital Group, Inc., Class A*	150	11,166
Carriage Services, Inc.	200	4,250
Stewart Enterprises, Inc., Class A	1,050	9,754

		25,170

Diversified Financial Services - 0.38%
PHH Corp.*+	675	14,823

Diversified Telecommunication Services - 0.78%
Cogent Communications Group, Inc.	575	15,180
Fairpoint Communications, Inc.*+	250	1,868
IDT Corp., Class B	300	3,618
ORBCOMM, Inc.*	450	2,344
Vonage Holdings Corp.*	2,600	7,514

		30,524

Electric Utilities - 0.99%
Otter Tail Corp.	450	14,013
UNS Energy Corp.	500	24,470

		38,483

Electrical Equipment - 1.44%
AZZ, Inc.	300	14,460
Coleman Cable, Inc.	150	2,250
Encore Wire Corp.	250	8,755
Franklin Electric Co., Inc.	600	20,142
Powell Industries, Inc.*	150	7,886
PowerSecure International, Inc.*	200	2,542

		56,035

Electronic Equipment, Instruments & Components - 0.67%
Badger Meter, Inc.	175	9,366
PC Connection, Inc.	250	4,088
Rogers Corp.*	200	9,524
Uni-Pixel, Inc.*+	100	3,065

		26,043

Energy Equipment & Services - 0.83%
Exterran Holdings, Inc.*	800	21,600
Natural Gas Services Group, Inc.*	100	1,926

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Newpark Resources, Inc.*	950	$8,816

		32,342

Food Products - 2.67%
Alico, Inc.	100	4,625
B&G Foods, Inc.	625	19,057
Fresh Del Monte Produce, Inc.	700	18,886
J&J Snack Foods Corp.	235	18,069
Lancaster Colony Corp.	325	25,025
Post Holdings, Inc.*	400	17,172
Rocky Mountain Chocolate Factory, Inc.	75	922

		103,756

Health Care Equipment & Supplies - 4.13%
ArthroCare Corp.*	350	12,166
Cantel Medical Corp.	350	10,521
Cardiovascular Systems, Inc.*	300	6,144
DexCom, Inc.*	850	14,212
Exactech, Inc.*	100	2,069
GenMark Diagnostics, Inc.*	400	5,168
HeartWare International, Inc.*+	200	17,686
Insulet Corp.*	650	16,809
LeMaitre Vascular, Inc.	150	915
Quidel Corp.*+	400	9,500
Rochester Medical Corp.*	100	1,462
RTI Biologics, Inc.*	500	1,970
Spectranetics Corp.*	400	7,412
SurModics, Inc.*	200	5,450
Symmetry Medical, Inc.*	400	4,580
Utah Medical Products, Inc.	30	1,463
Vascular Solutions, Inc.*	150	2,433
West Pharmaceutical Services, Inc.	425	27,599
Wright Medical Group, Inc.*	550	13,096

		160,655

Health Care Providers & Services - 4.69%
Acadia Healthcare Co., Inc.*	600	17,634
Addus HomeCare Corp.*	125	1,649
Air Methods Corp.	500	24,120
Capital Senior Living Corp.*	350	9,251
Emeritus Corp.*	550	15,284
Hanger, Inc.*	400	12,612
Landauer, Inc.	100	5,638
LHC Group, Inc.*	200	4,298

24	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Magellan Health Services, Inc.*	350	$16,650
Molina Healthcare, Inc.*	550	16,978
MWI Veterinary Supply, Inc.*	150	19,839
Select Medical Holdings Corp.	1,700	15,300
Universal American Corp.	1,100	9,163
Vanguard Health Systems, Inc.*	950	14,126

		182,542

Health Care Technology - 0.45%
Medidata Solutions, Inc.*	300	17,394

Hotels, Restaurants & Leisure - 6.60%
AFC Enterprises, Inc.*	300	10,899
Bob Evans Farms, Inc.	350	14,917
Cheesecake Factory, Inc. (The)	625	24,131
Choice Hotels International, Inc.+	700	29,617
Cracker Barrel Old Country Store, Inc.	300	24,255
Denny’s Corp.*	1,000	5,770
DineEquity, Inc.	250	17,198
Einstein Noah Restaurant Group, Inc.	150	2,225
Famous Dave’s of America, Inc.*	75	814
Fiesta Restaurant Group, Inc.*	300	7,971
Jack in the Box, Inc.*	550	19,024
Krispy Kreme Doughnuts, Inc.*	800	11,552
Marriott Vacations Worldwide Corp.*	450	19,310
Multimedia Games Holding Co., Inc.*	350	7,305
Nathan’s Famous, Inc.*	50	2,112
Papa John’s International, Inc.*	275	17,000
Ruby Tuesday, Inc.*	750	5,528
Sonic Corp.*	700	9,016
Vail Resorts, Inc.	450	28,044

		256,688

Household Durables - 3.13%
Bassett Furniture Industries, Inc.	100	1,596
CSS Industries, Inc.	100	2,597
Hooker Furniture Corp.	100	1,594
Hovnanian Enterprises, Inc., Class A*+	1,700	9,809

Industry Company	Shares	Value

Household Durables (continued)
KB Home+	1,000	$21,770
Libbey, Inc.*	225	4,349
M/I Homes, Inc.*	300	7,335
MDC Holdings, Inc.	600	21,990
Meritage Homes Corp.*	450	21,087
NACCO Industries, Inc., Class A	125	6,670
Ryland Group, Inc. (The)+	550	22,891

		121,688

Household Products - 0.38%
Oil-Dri Corp. of America	100	2,723
Orchids Paper Products Co.	100	2,333
WD-40 Co.	175	9,585

		14,641

Insurance - 3.66%
Eastern Insurance Holdings, Inc.	50	938
EMC Insurance Group, Inc.	150	3,949
Employers Holdings, Inc.	400	9,380
Enstar Group, Ltd.*	205	25,479
Global Indemnity PLC*	300	6,960
Hilltop Holdings, Inc.*	1,000	13,490
Homeowners Choice, Inc.+	150	4,088
Kansas City Life Insurance Co.	150	5,870
Maiden Holdings, Ltd.	900	9,531
National Interstate Corp.	250	7,495
Platinum Underwriters Holdings, Ltd.	400	22,324
Safety Insurance Group, Inc.	200	9,830
Selective Insurance Group, Inc.	700	16,807
Stewart Information Services Corp.+	250	6,367

		142,508

Internet & Catalog Retail - 0.09%
Overstock.com, Inc.*+	300	3,696

Internet Software & Services - 2.15%
Cornerstone OnDemand, Inc.*	600	20,460
j2 Global, Inc.+	550	21,566
Market Leader, Inc.*	250	2,240
NIC, Inc.	800	15,328
Reis, Inc.*	100	1,554
SciQuest, Inc.*	300	7,212
Spark Networks, Inc.*+	150	1,056
SPS Commerce, Inc.*	175	7,467

www.bridgeway.com	25

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
United Online, Inc.	1,150	$6,934

		83,817

IT Services - 2.10%
Acxiom Corp.*	925	18,870
Booz Allen Hamilton Holding Corp.+	1,800	24,192
Convergys Corp.	1,325	22,565
Lionbridge Technologies, Inc.*	600	2,322
TeleTech Holdings, Inc.*	650	13,786

		81,735

Leisure Equipment & Products - 0.06%
Johnson Outdoors, Inc., Class A*	100	2,384

Life Sciences Tools & Services - 0.74%
PAREXEL International Corp.*	725	28,645

Machinery - 2.34%
Briggs & Stratton Corp.	600	14,880
CIRCOR International, Inc.	200	8,500
Columbus McKinnon Corp.*	250	4,812
Energy Recovery, Inc.*	450	1,665
ESCO Technologies, Inc.	300	12,258
Federal Signal Corp.*	750	6,105
LB Foster Co., Class A	100	4,429
Lydall, Inc.*	150	2,303
Mueller Water Products, Inc., Class A	1,950	11,564
Standex International Corp.	150	8,283
Trimas Corp.*	500	16,235

		91,034

Media - 1.93%
AH Belo Corp., Class A	200	1,168
Fisher Communications, Inc.	100	3,924
Global Sources, Ltd.*	300	2,268
LIN TV Corp., Class A*	600	6,594
Meredith Corp.+	550	21,043
New York Times Co., Class A (The)*	1,800	17,640
ReachLocal, Inc.*	350	5,236
Saga Communications, Inc., Class A	50	2,313
Valassis Communications, Inc.	500	14,935

		75,121

Metals & Mining - 0.68%
Worthington Industries, Inc.	850	26,333

Industry Company	Shares	Value

Multiline Retail - 0.10%
Tuesday Morning Corp.*	500	$3,880

Multi-Utilities - 0.62%
Black Hills Corp.	550	24,222

Oil, Gas & Consumable Fuels - 2.25%
Alon USA Energy, Inc.	750	14,287
EPL Oil & Gas, Inc.*	500	13,405
Rentech, Inc.	2,400	5,640
Rex Energy Corp.*	600	9,888
SemGroup Corp., Class A*	500	25,860
Ship Finance International, Ltd.	1,050	18,522

		87,602

Paper & Forest Products - 0.83%
Clearwater Paper Corp.*	300	15,807
KapStone Paper & Packaging Corp.	600	16,680

		32,487

Personal Products - 0.34%
Female Health Co. (The)	350	2,534
Inter Parfums, Inc.	375	9,161
Nutraceutical International Corp.	100	1,735

		13,430

Pharmaceuticals - 0.13%
Lannett Co., Inc.*	250	2,527
Repros Therapeutics, Inc.*+	150	2,415

		4,942

Professional Services - 0.22%
Barrett Business Services, Inc.	100	5,266
Franklin Covey Co.*	150	2,180
VSE Corp.	50	1,249

		8,695

Real Estate Investment Trusts (REITs) - 9.69%
Agree Realty Corp.	150	4,515
Alexander’s, Inc.	60	19,781
American Assets Trust, Inc.	725	23,207
American Realty Capital Properties, Inc.	1,900	27,892
Ashford Hospitality Trust, Inc.	850	10,506
CapLease, Inc.	950	6,052
Chatham Lodging Trust	175	3,082
Chesapeake Lodging Trust	575	13,190
Coresite Realty Corp.	250	8,745

26	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.	1,025	$14,986
Hudson Pacific Properties, Inc.	675	14,681
Investors Real Estate Trust	1,150	11,351
Medical Properties Trust, Inc.	1,850	29,674
National Health Investors, Inc.	325	21,271
Parkway Properties, Inc.	850	15,768
Pennsylvania Real Estate Investment Trust	700	13,573
Potlatch Corp.	500	22,930
Ramco-Gershenson Properties Trust	700	11,760
Rouse Properties, Inc.+	550	9,955
Sabra Health Care REIT, Inc.	475	13,780
Sovran Self Storage, Inc.	375	24,184
STAG Industrial, Inc.	600	12,762
Summit Hotel Properties, Inc.	900	9,423
Sunstone Hotel Investors, Inc.*	1,950	24,004
Universal Health Realty Income Trust	175	10,099

		377,171

Real Estate Management & Development - 0.63%
St Joe Co. (The)*+	1,150	24,438

Road & Rail - 0.35%
Celadon Group, Inc.	300	6,258
Saia, Inc.*	200	7,234

		13,492

Semiconductors & Semiconductor Equipment - 1.90%
Advanced Energy Industries, Inc.*	425	7,777
Exar Corp.*	500	5,250
GSI Technology, Inc.*	250	1,648
Ikanos Communications, Inc.*	650	1,300
Intermolecular, Inc.*	500	5,100
NVE Corp.*	50	2,821
PDF Solutions, Inc.*	350	5,607
Silicon Laboratories, Inc.*	500	20,680
TriQuint Semiconductor, Inc.*	1,950	9,848
Ultratech, Inc.*	350	13,835

		73,866

Industry Company	Shares	Value

Software - 2.87%
ACI Worldwide, Inc.*	500	$24,430
ePlus, Inc.	100	4,621
Evolving Systems, Inc.	100	634
Infoblox, Inc.*	600	13,020
Manhattan Associates, Inc.*	250	18,572
Monotype Imaging Holdings, Inc.	450	10,688
Netscout Systems, Inc.*	500	12,285
Seachange International, Inc.*	400	4,756
Sourcefire, Inc.*	380	22,507

		111,513

Specialty Retail - 3.18%
Brown Shoe Co., Inc.	525	8,400
Cato Corp., Class A (The)	350	8,449
Destination XL Group, Inc.*	400	2,036
Haverty Furniture Cos., Inc.	250	5,140
Lithia Motors, Inc., Class A	300	14,244
Lumber Liquidators Holdings, Inc.*+	325	22,822
Shoe Carnival, Inc.	250	5,110
Sonic Automotive, Inc., Class A	650	14,404
Stage Stores, Inc.	375	9,705
Stein Mart, Inc.	550	4,609
Tile Shop Holdings, Inc.*+	550	11,556
Vitamin Shoppe, Inc.*	350	17,097

		123,572

Textiles, Apparel & Luxury Goods - 0.57%
Culp, Inc.	100	1,591
Iconix Brand Group, Inc.*	800	20,696

		22,287

Thrifts & Mortgage Finance - 2.79%
ASB Bancorp, Inc.*	50	850
BBX Capital Corp., Class A*	150	1,238
BofI Holding, Inc.*	150	5,382
Charter Financial Corp.+	200	2,558
Cheviot Financial Corp.	75	847
ESSA Bancorp, Inc.	150	1,626
Federal Agricultural Mortgage Corp., Class C	150	4,618
First Pactrust Bancorp, Inc.	100	1,140
Flushing Financial Corp.	350	5,929
Fox Chase Bancorp, Inc.	100	1,689
Franklin Financial Corp.	100	1,825
Hampden Bancorp, Inc.	75	1,156

www.bridgeway.com	27

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Heritage Financial Group, Inc.	100	$1,448
HF Financial Corp.	75	1,028
Home Federal Bancorp, Inc.	200	2,560
Home Loan Servicing Solutions, Ltd.	700	16,331
HomeStreet, Inc.*	200	4,468
Meridian Interstate Bancorp, Inc.*	275	5,156
Provident Financial Holdings, Inc.	100	1,701
Pulaski Financial Corp.	125	1,321
Radian Group, Inc.+	2,100	22,491
Security National Financial Corp., Class A*+	157	1,127
Tree.com, Inc.	100	1,849
ViewPoint Financial Group, Inc.	500	10,055
Walker & Dunlop, Inc.*	440	7,907
Waterstone Financial, Inc.*	300	2,481

		108,781

Water Utilities - 0.48%
American States Water Co.	225	12,953
Connecticut Water Service, Inc.	150	4,385
Consolidated Water Co., Ltd.	150	1,485

		18,823

TOTAL COMMON STOCKS - 100.16%		3,897,471

(Cost $3,516,740)

WARRANTS - 0.00%
Magnum Hunter Resources Corp.*Δ	115	—

TOTAL WARRANTS - 0.00%		—

(Cost $ — )

TOTAL INVESTMENTS - 100.16%		$3,897,471
(Cost $3,516,740)
Liabilities in Excess of Other Assets - (0.16%)		(6,189)

NET ASSETS - 100.00%		$3,891,282

*	Non-income producing security.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $397,559 at March 31, 2013.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observ- able Inputs	Level 3 Significant Unobserv- able Inputs	Total
Common Stocks	$3,897,471	$—	$—	$3,897,471
Warrants	—	—	—	—

TOTAL	$3,897,471	$—	$—	$3,897,471

See Notes to Quarterly Schedule of Investments.

28	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.66%
Aerospace & Defense - 3.91%
Astronics Corp.*	9,800	$292,236
Astronics Corp., Class B*+	1,470	43,233
GenCorp, Inc.*+	39,200	521,360
Triumph Group, Inc.	4,100	321,850

		1,178,679

Air Freight & Logistics - 1.63%
Park-Ohio Holdings Corp.*	14,800	490,324

Airlines - 4.66%
Hawaiian Holdings, Inc.*	51,000	293,760
Republic Airways Holdings, Inc.*	32,500	375,050
SkyWest, Inc.	22,400	359,520
US Airways Group, Inc.*+	22,200	376,734

		1,405,064

Automobiles - 1.06%
Winnebago Industries, Inc.*	15,500	319,920

Biotechnology - 1.02%
Synta Pharmaceuticals Corp.*+	35,900	308,740

Building Products - 1.20%
American Woodmark Corp.*	10,600	360,718

Chemicals - 3.52%
American Vanguard Corp.	19,300	589,422
Landec Corp.*	32,600	471,722

		1,061,144

Commercial Banks - 1.17%
Taylor Capital Group, Inc.*+	22,100	353,379

Commercial Services & Supplies - 1.55%
Ceco Environmental Corp.	36,100	466,773

Communications Equipment - 1.00%
InterDigital, Inc.+	6,300	301,329

Computers & Peripherals - 0.90%
Silicon Graphics International Corp.*+	19,800	272,250

Consumer Finance - 1.13%
Credit Acceptance Corp.*	2,800	341,992

Containers & Packaging - 1.26%
AEP Industries, Inc.*	5,300	380,593

Diversified Consumer Services - 1.37%
Grand Canyon Education, Inc.*	16,300	413,857

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components - 4.49%
Insight Enterprises, Inc.*	23,600	$486,632
OSI Systems, Inc.*	10,600	660,274
Viasystems Group, Inc.*	15,900	207,336

		1,354,242

Energy Equipment & Services - 1.04%
Pioneer Energy Services Corp.*	38,100	314,325

Food & Staples Retailing - 1.58%
Susser Holdings Corp.*	9,300	475,323

Food Products - 3.04%
Hain Celestial Group, Inc. (The)*+	10,000	610,800
Pilgrim’s Pride Corp.*	33,200	305,108

		915,908

Health Care Equipment & Supplies - 2.46%
Integra LifeSciences Holdings Corp.*	8,900	347,189
Orthofix International N.V.*	11,000	394,570

		741,759

Health Care Providers & Services - 7.90%
Air Methods Corp.	6,500	313,560
AMN Healthcare Services, Inc.*	32,700	517,641
Bio-Reference Labs, Inc.*+	15,500	402,690
HealthSouth Corp.*	13,900	366,543
MWI Veterinary Supply, Inc.*	2,800	370,328
Team Health Holdings, Inc.*	11,300	411,094

		2,381,856

Hotels, Restaurants & Leisure - 4.12%
Cracker Barrel Old Country Store, Inc.	5,100	412,335
Krispy Kreme Doughnuts, Inc.*	25,500	368,220
MTR Gaming Group, Inc.*	36,900	121,770
Texas Roadhouse, Inc.	16,900	341,211

		1,243,536

Household Durables - 0.99%
Ryland Group, Inc. (The)	7,200	299,664

Insurance - 1.31%
First American Financial Corp.	15,400	393,778

Internet & Catalog Retail - 0.80%
Overstock.com, Inc.*+	19,600	241,472

www.bridgeway.com	29

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services - 1.70%
j2 Global, Inc.+	13,100	$513,651

IT Services - 6.30%
CACI International, Inc., Class A*	7,700	445,599
Hackett Group, Inc. (The)	66,100	302,077
Heartland Payment Systems, Inc.	16,100	530,817
PRGX Global, Inc.*	43,000	298,850
Syntel, Inc.	4,800	324,096

		1,901,439

Leisure Equipment & Products - 5.41%
Arctic Cat, Inc.*	7,300	319,010
LeapFrog Enterprises, Inc.*+	38,200	326,992
Smith & Wesson Holding Corp.*+	49,100	441,900
Sturm Ruger & Co., Inc.	10,700	542,811

		1,630,713

Life Sciences Tools & Services - 2.75%
Cambrex Corp.*	39,000	498,810
PAREXEL International Corp.*	8,400	331,884

		830,694

Machinery - 1.57%
Standex International Corp.	8,600	474,892

Media - 2.27%
Nexstar Broadcasting Group, Inc., Class A	19,500	351,000
Sinclair Broadcast Group, Inc., Class A	16,500	333,960

		684,960

Oil, Gas & Consumable Fuels - 5.34%
Adams Resources & Energy, Inc.	9,800	499,800
Oasis Petroleum, Inc.*	7,900	300,753
Renewable Energy Group, Inc.*	41,700	320,673
Targa Resources Corp.	4,800	326,208
Westmoreland Coal Co.*	14,400	163,584

		1,611,018

Paper & Forest Products - 1.30%
Neenah Paper, Inc.	12,800	393,728

Personal Products - 1.31%
USANA Health Sciences, Inc.*+	8,200	396,306

Industry Company	Shares	Value

Professional Services - 2.81%
Barrett Business Services, Inc.	6,700	$352,822
GP Strategies Corp.*	20,800	496,288

		849,110

Road & Rail - 1.13%
Avis Budget Group, Inc.*	12,200	339,526

Semiconductors & Semiconductor Equipment - 1.02%
Cirrus Logic, Inc.*	13,500	307,125

Software - 1.36%
ePlus, Inc.	8,900	411,269

Specialty Retail - 4.88%
Cabela’s, Inc.*	6,700	407,226
Lumber Liquidators Holdings, Inc.*+	11,000	772,420
Pier 1 Imports, Inc.	12,700	292,100

		1,471,746

Textiles, Apparel & Luxury Goods - 1.07%
Movado Group, Inc.	9,600	321,792

Trading Companies & Distributors - 6.33%
DXP Enterprises, Inc.*	11,800	881,460
H&E Equipment Services, Inc.	18,300	373,320
United Rentals, Inc.*	11,900	654,143

		1,908,923

TOTAL COMMON STOCKS - 99.66%		30,063,517

(Cost $24,554,750)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.40%
BlackRock FedFund	0.01%	120,940	120,940

TOTAL MONEY MARKET FUND - 0.40%			120,940

(Cost $120,940)

TOTAL INVESTMENTS - 100.06%			$30,184,457
(Cost $24,675,690)
Liabilities in Excess of Other Assets - (0.06%)			(18,342)

NET ASSETS - 100.00%			$30,166,115

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $4,595,027 at March 31, 2013.

30	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,063,517	$—	$—	$30,063,517
Money Market Fund	—	120,940	—	120,940

TOTAL	$30,063,517	$120,940	$—	$30,184,457

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	31

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.90%
Aerospace & Defense - 1.50%
GenCorp, Inc.*+	85,900	$1,142,470

Air Freight & Logistics - 0.36%
Pacer International, Inc.*	54,100	272,123

Airlines - 2.34%
Hawaiian Holdings, Inc.*+	122,000	702,720
Republic Airways Holdings, Inc.*	93,200	1,075,528

		1,778,248

Auto Components - 0.66%
Standard Motor Products, Inc.	18,200	504,504

Biotechnology - 0.91%
PDL BioPharma, Inc.+	94,400	690,064

Building Products - 2.44%
American Woodmark Corp.*	28,900	983,467
NCI Building Systems, Inc.*	50,000	868,500

		1,851,967

Capital Markets - 3.07%
Calamos Asset
Management, Inc., Class A	34,100	401,357
Fidus Investment Corp.	17,900	342,785
Fifth Street Finance Corp.	82,700	911,354
Piper Jaffray Cos.*	19,800	679,140

		2,334,636

Chemicals - 2.39%
American Vanguard Corp.	26,600	812,364
Landec Corp.*	69,400	1,004,218

		1,816,582

Commercial Banks - 4.70%
Community Bank System, Inc.	30,500	903,715
Heritage Financial Corp.	13,900	201,550
Merchants Bancshares, Inc.	11,500	346,553
OmniAmerican Bancorp, Inc.*	9,500	240,160
Renasant Corp.	20,300	454,314
Susquehanna Bancshares, Inc.	6,400	79,552
Taylor Capital Group, Inc.*+	30,000	479,700
Trustmark Corp.	34,800	870,348

		3,575,892

Commercial Services & Supplies - 1.66%
Cenveo, Inc.*+	163,400	351,310

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Consolidated Graphics, Inc.*	23,300	$911,030

		1,262,340

Communications Equipment - 0.34%
Symmetricom, Inc.*	57,200	259,688

Computers & Peripherals - 0.98%
Silicon Graphics International Corp.*+	54,000	742,500

Construction & Engineering - 0.98%
Pike Electric Corp.	52,300	744,229

Diversified Telecommunication Services - 1.05%
Vonage Holdings Corp.*	277,700	802,553

Electric Utilities - 1.36%
Otter Tail Corp.	33,100	1,030,734

Electronic Equipment, Instruments & Components - 1.83%
Insight Enterprises, Inc.*	67,400	1,389,788

Energy Equipment & Services - 4.69%
Bristow Group, Inc.	15,700	1,035,258
Exterran Holdings, Inc.*	34,500	931,500
Helix Energy Solutions Group, Inc.*	42,900	981,552
Pioneer Energy Services Corp.*	75,100	619,575

		3,567,885

Food & Staples Retailing - 2.53%
Nash Finch Co.	23,100	452,298
Susser Holdings Corp.*	16,300	833,093
Weis Markets, Inc.	15,600	634,920

		1,920,311

Food Products - 0.91%
Cal-Maine Foods, Inc.	16,200	689,472

Health Care Providers & Services - 2.22%
AMN Healthcare Services, Inc.*	79,500	1,258,485
Select Medical Holdings Corp.	47,700	429,300

		1,687,785

Household Durables - 4.68%
Hovnanian Enterprises, Inc., Class A*+	144,300	832,611
M/I Homes, Inc.*	40,800	997,560
Meritage Homes Corp.*	18,800	880,968

32	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Ryland Group, Inc. (The)+	20,400	$849,048

		3,560,187

Insurance - 10.58%
Argo Group International Holdings, Ltd.	23,200	960,016
First American Financial Corp.	32,500	831,025
Homeowners Choice, Inc.+	32,500	885,625
Platinum Underwriters Holdings, Ltd.	17,200	959,932
Primerica, Inc.	30,100	986,678
ProAssurance Corp.	15,200	719,416
RLI Corp.	10,300	740,055
Selective Insurance Group, Inc.	40,600	974,806
Stewart Information Services Corp.+	18,500	471,195
United Fire Group, Inc.	20,200	514,494

		8,043,242

Internet Software & Services - 1.38%
j2 Global, Inc.+	26,800	1,050,828

IT Services - 2.07%
CACI International, Inc.,
Class A*	15,800	914,346
Unisys Corp.*	29,000	659,750

		1,574,096

Leisure Equipment & Products - 0.74%
Arctic Cat, Inc.*	12,800	559,360

Machinery - 0.86%
Standex International Corp.	11,800	651,596

Media - 3.48%
LIN TV Corp., Class A*	72,400	795,676
Nexstar Broadcasting
Group, Inc., Class A	55,900	1,006,200
Sinclair Broadcast Group, Inc., Class A	41,600	841,984

		2,643,860

Multiline Retail - 0.99%
Dillard’s, Inc., Class A	9,600	754,080

Oil, Gas & Consumable Fuels - 3.56%
Cloud Peak Energy, Inc.*	45,100	846,978
Green Plains Renewable Energy, Inc.*	49,900	570,856

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc.+	27,000	$956,070
Westmoreland Coal Co.*	29,300	332,848

		2,706,752

Paper & Forest Products - 2.11%
Neenah Paper, Inc.	18,800	578,288
PH Glatfelter Co.	44,000	1,028,720

		1,607,008

Professional Services - 0.40%
CBIZ, Inc.*+	47,900	305,602

Real Estate Investment Trusts (REITs) - 14.39%
Agree Realty Corp.	21,400	644,140
ARMOUR Residential REIT, Inc.+	59,300	387,229
BioMed Realty Trust, Inc.	37,900	818,640
DCT Industrial Trust, Inc.	115,600	855,440
Education Realty Trust, Inc.	59,000	621,270
First Industrial Realty Trust, Inc.	53,500	916,455
Gramercy Capital Corp.*	225,300	1,173,813
iStar Financial, Inc.*+	81,300	885,357
MPG Office Trust, Inc.*	172,700	474,925
National Retail Properties, Inc.+	25,600	925,952
One Liberty Properties, Inc.	11,800	256,296
Retail Opportunity Investments Corp.+	91,000	1,274,910
Sabra Health Care REIT, Inc.	27,400	794,874
Weingarten Realty Investors	28,840	909,902

		10,939,203

Road & Rail - 2.61%
Heartland Express, Inc.	48,900	652,326
Saia, Inc.*	36,900	1,334,673

		1,986,999

Semiconductors & Semiconductor Equipment - 0.49%
Amkor Technology, Inc.*+	94,000	376,000

Specialty Retail - 6.56%
Brown Shoe Co., Inc.	51,500	824,000
Cabela’s, Inc.*	19,600	1,191,288
Conn’s, Inc.*+	34,200	1,227,780
Men’s Wearhouse, Inc. (The)	24,700	825,474

www.bridgeway.com	33

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Penske Automotive Group, Inc.	27,500	$917,400

		4,985,942

Thrifts & Mortgage Finance - 4.59%
Brookline Bancorp, Inc.	81,000	740,340
Dime Community Bancshares, Inc.	47,400	680,664
Franklin Financial Corp.	12,800	233,600
Northwest Bancshares, Inc.	74,600	946,674
Oritani Financial Corp.	30,900	478,641
Rockville Financial, Inc.	31,500	408,240

		3,488,159

Trading Companies & Distributors - 2.45%
H&E Equipment Services, Inc.	42,500	867,000
United Rentals, Inc.*	18,100	994,957

		1,861,957

Water Utilities - 1.04%
American States Water Co.	13,800	794,466

TOTAL COMMON STOCKS - 99.90%		75,953,108

(Cost $59,645,306)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.09%
BlackRock FedFund	0.01%	68,206	$68,206

TOTAL MONEY MARKET FUND - 0.09%			68,206

(Cost $68,206)

Total Investments - 99.99%			$76,021,314
(Cost $59,713,512)
Other Assets in Excess of Liabilities - 0.01%			6,730

NET ASSETS - 100.00%			$76,028,044

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $11,612,013 at March 31, 2013.

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$75,953,108	$—	$—	$75,953,108
Money Market Fund	—	68,206	—	68,206

TOTAL	$75,953,108	$68,206	$—	$76,021,314

See Notes to Quarterly Schedule of Investments

34	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.81%
Aerospace & Defense - 2.97%
Boeing Co. (The)	5,900	$506,515
Precision Castparts Corp.	2,300	436,126
Textron, Inc.	15,900	473,979

		1,416,620

Airlines - 2.18%
Southwest Airlines Co.	43,300	583,684
United Continental Holdings, Inc.*	14,300	457,743

		1,041,427

Auto Components - 1.34%
Delphi Automotive PLC	14,400	639,360

Automobiles - 0.89%
Ford Motor Co.	32,400	426,060

Beverages - 2.54%
Brown-Forman Corp., Class B	4,500	321,300
Coca-Cola Co. (The)	13,200	533,808
Monster Beverage Corp.*	7,500	358,050

		1,213,158

Biotechnology - 5.85%
Amgen, Inc.	5,400	553,554
Celgene Corp.*	4,300	498,413
Regeneron Pharmaceuticals, Inc.*	6,700	1,181,880
United Therapeutics Corp.*	9,200	560,004

		2,793,851

Chemicals - 7.86%
CF Industries Holdings, Inc.	2,200	418,814
LyondellBasell Industries NV, Class A	7,600	481,004
Rockwood Holdings, Inc.	10,200	667,488
Sherwin-Williams Co. (The)	5,800	979,562
Valspar Corp.	8,700	541,575
Westlake Chemical Corp.	7,100	663,850

		3,752,293

Commercial Services & Supplies - 0.77%
Cintas Corp.	8,300	366,279

Computers & Peripherals - 6.08%
Apple, Inc.	2,800	1,239,364
Seagate Technology PLC	18,800	687,328
Western Digital Corp.	19,400	975,432

		2,902,124

Consumer Finance - 1.06%
Discover Financial Services	11,300	506,692

Industry Company	Shares	Value

Diversified Consumer Services - 0.99%
H&R Block, Inc.	16,100	$473,662

Diversified Financial Services - 1.04%
Moody’s Corp.	9,300	495,876

Diversified Telecommunication Services - 0.96%
Verizon Communications, Inc.	9,300	457,095

Food & Staples Retailing - 4.12%
Costco Wholesale Corp.	4,700	498,717
Safeway, Inc.	19,000	500,650
Wal-Mart Stores, Inc.	6,800	508,844
Whole Foods Market, Inc.	5,300	459,775

		1,967,986

Food Products - 2.06%
General Mills, Inc.	9,800	483,238
Hershey Co. (The)	5,700	498,921

		982,159

Health Care Equipment & Supplies - 0.51%
Abbott Laboratories	6,900	243,708

Health Care Providers & Services - 3.70%
DaVita HealthCare Partners, Inc.*	4,200	498,078
HCA Holdings, Inc.	17,200	698,836
McKesson Corp.	5,300	572,188

		1,769,102

Hotels, Restaurants & Leisure - 2.92%
Chipotle Mexican Grill, Inc.*	1,200	391,044
McDonald’s Corp.	5,000	498,450
Starbucks Corp.	8,900	506,944

		1,396,438

Household Products - 4.46%
Church & Dwight Co., Inc.	9,400	607,522
Colgate-Palmolive Co.	4,300	507,529
Kimberly-Clark Corp.	5,300	519,294
Procter & Gamble Co. (The)	6,400	493,184

		2,127,529

Insurance - 1.18%
Arch Capital Group, Ltd.*	10,700	562,499

Internet & Catalog Retail - 0.95%
Amazon.com, Inc.*	1,700	453,033

Internet Software & Services - 2.96%
Equinix, Inc.*	2,100	454,251
LinkedIn Corp., Class A*	3,400	598,604

www.bridgeway.com	35

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Rackspace Hosting, Inc.*	7,100	$358,408

		1,411,263

IT Services - 10.67%
Accenture PLC, Class A	11,400	866,058
Alliance Data Systems Corp.*+	5,300	858,017
International Business Machines Corp.	5,400	1,151,820
Mastercard, Inc., Class A	900	487,017
Paychex, Inc.	14,300	501,501
Visa, Inc., Class A	4,100	696,344
Western Union Co. (The)	35,400	532,416

		5,093,173

Leisure Equipment & Products - 0.85%
Polaris Industries, Inc.	4,400	406,956

Machinery - 0.99%
Snap-on, Inc.	5,700	471,390

Media - 1.76%
Comcast Corp., Class A	20,000	840,200

Multiline Retail - 1.53%
Dollar General Corp.*	8,300	419,814
Dollar Tree, Inc.*	6,400	309,952

		729,766

Oil, Gas & Consumable Fuels - 5.59%
Cabot Oil & Gas Corp.	7,600	513,836
Chevron Corp.	3,400	403,988
Denbury Resources, Inc.*	24,300	453,195
HollyFrontier Corp.	10,600	545,370
Marathon Petroleum Corp.	8,400	752,640

		2,669,029

Personal Products - 0.42%
Herbalife, Ltd.+	5,400	202,230

Pharmaceuticals - 1.80%
AbbVie, Inc.	6,900	281,382
Allergan, Inc.	5,200	580,476

		861,858

Real Estate Investment Trusts (REITs) - 2.18%
American Tower Corp.	6,800	523,056
Weyerhaeuser Co.	16,500	517,770

		1,040,826

Road & Rail - 1.14%
CSX Corp.	22,200	546,786

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment - 0.50%
Xilinx, Inc.	6,300	$240,471

Software - 3.97%
Intuit, Inc.	9,200	603,980
NetSuite, Inc.*	7,000	560,420
Oracle Corp.	22,600	730,884

		1,895,284

Specialty Retail - 8.33%
AutoZone, Inc.*	600	238,062
Gap, Inc. (The)	14,200	502,680
Home Depot, Inc. (The)	11,000	767,580
PetSmart, Inc.	3,700	229,770
Ross Stores, Inc.	7,800	472,836
Sally Beauty Holdings, Inc.*	15,900	467,142
TJX Cos., Inc.	11,400	532,950
Tractor Supply Co.	3,800	395,694
Ulta Salon Cosmetics & Fragrance, Inc.*	4,600	373,382

		3,980,096

Textiles, Apparel & Luxury Goods - 1.92%
Hanesbrands, Inc.*	9,800	446,488
PVH Corp.	4,400	469,964

		916,452

Trading Companies & Distributors - 0.77%
Fastenal Co.	7,200	369,720

TOTAL COMMON STOCKS - 99.81%		47,662,451

(Cost $36,932,165)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.21%
BlackRock FedFund	0.01%	99,736	99,736

TOTAL MONEY MARKET FUND - 0.21%			99,736

(Cost $99,736)

36	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Value
TOTAL INVESTMENTS - 100.02%	$47,762,187
(Cost $37,031,901)
Liabilities in Excess of Other Assets - (0.02%)	(10,475)

NET ASSETS - 100.00%	$47,751,712

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $655,522 at March 31, 2013.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$47,662,451	$—	$—	$47,662,451
Money Market Fund	—	99,736	—	99,736

TOTAL	$47,662,451	$99,736	$—	$47,762,187

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	37

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.92%
Aerospace & Defense - 2.67%
United Technologies Corp.	77,980	$7,285,671

Air Freight & Logistics - 2.69%
United Parcel Service, Inc., Class B	85,363	7,332,682

Beverages - 5.24%
Coca-Cola Co. (The)	174,414	7,053,302
PepsiCo, Inc.	91,050	7,202,966

		14,256,268

Capital Markets - 3.09%
Goldman Sachs Group, Inc. (The)	57,200	8,416,980

Chemicals - 2.64%
Monsanto Co.	68,050	7,188,121

Commercial Banks - 2.60%
Wells Fargo & Co.	191,259	7,074,670

Communications Equipment - 2.56%
Cisco Systems, Inc.	333,308	6,969,470

Computers & Peripherals - 5.96%
Apple, Inc.	15,400	6,816,502
Hewlett-Packard Co.	394,400	9,402,496

		16,218,998

Diversified Financial Services - 5.80%
Bank of America Corp.	733,408	8,932,909
JPMorgan Chase & Co.	144,495	6,857,733

		15,790,642

Diversified Telecommunication Services - 5.96%
AT&T, Inc.	213,325	7,826,894
Verizon Communications, Inc.	170,789	8,394,280

		16,221,174

Energy Equipment & Services - 2.54%
Schlumberger, Ltd.	92,400	6,919,836

Food & Staples Retailing - 5.65%
CVS Caremark Corp.	127,800	7,027,722
Wal-Mart Stores, Inc.	111,619	8,352,450

		15,380,172

Health Care Equipment & Supplies - 1.32%
Abbott Laboratories	101,500	3,584,980

Industry Company	Shares	Value

Hotels, Restaurants & Leisure - 3.25%
McDonald’s Corp.	88,900	$8,862,441

Household Products - 2.63%
Procter & Gamble Co. (The)	92,826	7,153,172

Industrial Conglomerates - 5.17%
3M Co.	67,150	7,138,717
General Electric Co.	299,843	6,932,370

		14,071,087

Insurance - 2.62%
Berkshire Hathaway, Inc., Class B*	68,550	7,142,910

Internet Software & Services - 3.11%
Google, Inc., Class A*	10,670	8,472,300

IT Services - 7.29%
International Business Machines Corp.	42,967	9,164,861
Visa, Inc., Class A	62,950	10,691,428

		19,856,289

Oil, Gas & Consumable Fuels - 10.01%
Chevron Corp.	59,095	7,021,668
ConocoPhillips	114,635	6,889,563
Exxon Mobil Corp.	75,787	6,829,167
Occidental Petroleum Corp.	83,050	6,508,628

		27,249,026

Pharmaceuticals - 9.43%
AbbVie, Inc.	102,300	4,171,794
Johnson & Johnson	88,652	7,227,797
Merck & Co., Inc.	160,435	7,096,040
Pfizer, Inc.	248,644	7,175,866

		25,671,497

Semiconductors & Semiconductor Equipment - 2.63%
Intel Corp.	328,443	7,176,480

Software - 5.06%
Microsoft Corp.	243,745	6,973,545
Oracle Corp.	210,113	6,795,054

		13,768,599

TOTAL COMMON STOCKS - 99.92%		272,063,465

(Cost $166,912,926)

38	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	947	$947

TOTAL MONEY MARKET FUND - 0.00%			947

(Cost $947)

TOTAL INVESTMENTS - 99.92%			$272,064,412
(Cost $166,913,873)
Other Assets in Excess of Liabilities - 0.08%			210,759

NET ASSETS - 100.00%			$272,275,171

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$272,063,465	$—	$ —	$272,063,465
Money Market Fund	—	947	—	947

TOTAL	$272,063,465	$947	$ —	$272,064,412

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	39

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 54.25%
Aerospace & Defense - 2.93%
General Dynamics Corp.#	3,500	$246,785
Honeywell International, Inc.	800	60,280
Lockheed Martin Corp.	870	83,973
Northrop Grumman Corp.#	3,900	273,585
United Technologies Corp.	940	87,824

		752,447

Air Freight & Logistics - 0.30%
FedEx Corp.	800	78,560

Beverages - 1.94%
Brown-Forman Corp., Class B#	4,425	315,945
Coca-Cola Co. (The)	4,500	181,980

		497,925

Biotechnology - 1.02%
Biogen Idec, Inc.*#	900	173,619
Gilead Sciences, Inc.*#	1,800	88,074

		261,693

Capital Markets - 0.98%
Ameriprise Financial, Inc.#	1,080	79,542
Bank of New York Mellon Corp. (The)	532	14,891
Charles Schwab Corp. (The)#	3,500	61,915
Morgan Stanley	800	17,584
State Street Corp.#	1,300	76,817

		250,749

Chemicals - 1.07%
Dow Chemical Co. (The)#	2,100	66,864
Monsanto Co.	500	52,815
Sherwin-Williams Co. (The)	600	101,334
Sigma-Aldrich Corp.	700	54,376

		275,389

Commercial Banks - 1.25%
Comerica, Inc.	1,100	39,545
KeyCorp	3,700	36,852
US Bancorp#	2,200	74,646
Wells Fargo & Co.#	4,571	169,081

		320,124

Communications Equipment - 0.99%
Cisco Systems, Inc.#	11,600	242,556
Juniper Networks, Inc.*	700	12,978

		255,534

Computers & Peripherals - 1.31%
Apple, Inc.#	600	265,578

Industry Company	Shares	Value

Computers & Peripherals (continued)
Lexmark International, Inc., Class A#+	800	$21,120
SanDisk Corp.*#	900	49,500

		336,198

Consumer Finance - 0.82%
American Express Co.#	1,500	101,190
Capital One Financial Corp.#	2,000	109,900

		211,090

Diversified Financial Services - 1.29%
Bank of America Corp.#	6,600	80,388
Citigroup, Inc.	510	22,562
JPMorgan Chase & Co.#	4,800	227,808

		330,758

Diversified Telecommunication Services - 1.06%
AT&T, Inc.#	2,400	88,056
CenturyLink, Inc.#	3,200	112,416
Frontier Communications Corp.+	672	2,675
Verizon Communications, Inc.	1,400	68,810

		271,957

Electric Utilities - 0.67%
American Electric Power Co., Inc.	1,600	77,808
Duke Energy Corp.	783	56,838
Exelon Corp.#	1,100	37,928

		172,574

Electrical Equipment - 0.23%
Eaton Corp. PLC#	400	24,500
Emerson Electric Co.	600	33,522

		58,022

Electronic Equipment, Instruments & Components - 0.06%
FLIR Systems, Inc.	600	15,606

Energy Equipment & Services - 1.45%
Halliburton Co.#	7,800	315,198
National Oilwell Varco, Inc.#	800	56,600

		371,798

Food & Staples Retailing - 1.93%
CVS Caremark Corp.	900	49,491
Kroger Co. (The)#	1,000	33,140
Safeway, Inc.#	11,400	300,390

40	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.#	1,500	$112,245

		495,266

Food Products - 0.71%
Archer-Daniels-Midland Co.#	1,000	33,730
General Mills, Inc.	1,400	69,034
Mead Johnson Nutrition Co.#	1,016	78,689

		181,453

Health Care Equipment & Supplies - 1.21%
Abbott Laboratories#	1,800	63,576
Baxter International, Inc.#	1,300	94,432
Becton Dickinson & Co.#	220	21,034
CR Bard, Inc.	500	50,390
Stryker Corp.#	1,260	82,203

		311,635

Health Care Providers & Services - 0.85%
Express Scripts Holding Co.*#	1,634	94,200
Laboratory Corp. of America Holdings*#	300	27,060
Quest Diagnostics, Inc.#	400	22,580
UnitedHealth Group, Inc.#	1,300	74,373

		218,213

Hotels, Restaurants & Leisure - 1.43%
Darden Restaurants, Inc.#	3,000	155,040
McDonald’s Corp.	900	89,721
Yum! Brands, Inc.#	1,700	122,298

		367,059

Household Products - 1.40%
Colgate-Palmolive Co.#	1,500	177,045
Kimberly-Clark Corp.#	1,000	97,980
Procter & Gamble Co. (The)#	1,100	84,766

		359,791

Independent Power Producers & Energy Traders - 0.20%
AES Corp.#	4,100	51,537

Industrial Conglomerates - 0.71%
3M Co.	500	53,155
Danaher Corp.	500	31,075
General Electric Co.	4,300	99,416

		183,646

Insurance - 2.23%
Aflac, Inc.	300	15,606

Industry Company	Shares	Value

Insurance (continued)
Aon PLC#	1,700	$104,550
Chubb Corp. (The)	1,100	96,283
Progressive Corp. (The)	820	20,721
Travelers Cos., Inc. (The)#	4,000	336,760

		573,920

Internet & Catalog Retail - 0.52%
Amazon.com, Inc.*	500	133,245

Internet Software & Services - 1.52%
eBay, Inc.*#	1,300	70,486
Google, Inc., Class A*	200	158,806
Rackspace Hosting, Inc.*#	3,200	161,536

		390,828

IT Services - 2.47%
International Business Machines Corp.#	1,200	255,960
Teradata Corp.*#	2,300	134,573
Visa, Inc., Class A	1,300	220,792
Western Union Co. (The)#	1,500	22,560

		633,885

Leisure Equipment & Products - 0.26%
Hasbro, Inc.#+	1,500	65,910

Life Sciences Tools & Services - 0.21%
Thermo Fisher Scientific, Inc.	700	53,543

Machinery - 0.90%
Deere & Co.	2,700	232,146

Media - 1.71%
Comcast Corp., Class A#	2,950	123,930
News Corp., Class A#	2,400	73,248
Omnicom Group, Inc.#	1,000	58,900
Time Warner, Inc.#	1,333	76,807
Walt Disney Co. (The)#	1,900	107,920

		440,805

Metals & Mining - 0.06%
United States Steel Corp.+	800	15,600

Multiline Retail - 1.00%
Big Lots, Inc.*#	1,400	49,378
Kohl’s Corp.#	4,500	207,585

		256,963

Multi-Utilities - 0.87%
Dominion Resources, Inc.	1,920	111,706

www.bridgeway.com	41

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multi-Utilities (continued)
Sempra Energy#	1,400	$111,916

		223,622

Oil, Gas & Consumable Fuels - 4.87%
Anadarko Petroleum Corp.	1,000	87,450
Apache Corp.	500	38,580
Chesapeake Energy Corp.+	500	10,205
Chevron Corp.#	2,878	341,964
ConocoPhillips#	1,187	71,339
Exxon Mobil Corp.#	4,000	360,440
Marathon Petroleum Corp.#	2,300	206,080
Occidental Petroleum Corp.#	1,200	94,044
Phillips 66	593	41,492

		1,251,594

Paper & Forest Products - 0.27%
International Paper Co.#	1,500	69,870

Personal Products - 0.84%
Herbalife, Ltd.#	5,800	217,210

Pharmaceuticals - 2.59%
AbbVie, Inc.#	1,800	73,404
Allergan, Inc.#	1,200	133,956
Bristol-Myers Squibb Co.	3,079	126,824
Johnson & Johnson	1,200	97,836
Merck & Co., Inc.#	1,600	70,768
Pfizer, Inc.#	5,600	161,616

		664,404

Real Estate Investment Trusts (REITs) - 0.24%
American Tower Corp.	800	61,536

Road & Rail - 1.03%
Norfolk Southern Corp.#	1,600	123,328
Union Pacific Corp.#	1,000	142,410

		265,738

Semiconductors & Semiconductor Equipment - 1.13%
Broadcom Corp., Class A#	1,400	48,538
Cirrus Logic, Inc.*#	7,000	159,250
Intel Corp.	1,200	26,220
Texas Instruments, Inc.#	1,570	55,704

		289,712

Software - 1.52%
Citrix Systems, Inc.*#	1,400	101,024
Intuit, Inc.	500	32,825
Microsoft Corp.#	5,200	148,772
Oracle Corp.#	3,360	108,662

		391,283

Industry Company		Shares	Value

Specialty Retail - 3.07%
AutoZone, Inc.*		900	$357,093
Gap, Inc. (The)#		11,700	414,180
Staples, Inc.		1,250	16,787

			788,060

Textiles, Apparel & Luxury Goods - 0.23%
NIKE, Inc., Class B		1,000	59,010

Trading Companies & Distributors - 0.44%
W.W. Grainger, Inc.		500	112,490

Wireless Telecommunication Services - 0.46%
Crown Castle International Corp.*#		1,700	118,388

TOTAL COMMON STOCKS - 54.25%			13,938,786

(Cost $9,259,085)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 42.89%
U.S. Treasury Bills - 40.86%
04/18/2013	0.075%(a)	$2,500,000	2,499,896
05/02/2013	0.075%(a)	2,000,000	1,999,859
05/30/2013	0.125%(a)	3,000,000	2,999,354
06/27/2013	0.075%(a)	3,000,000	2,999,493

			10,498,602

U.S. Treasury Notes - 2.03%
11/15/2013	4.250%	200,000	205,086
03/15/2014	1.250%	100,000	101,031
02/15/2015	4.000%	200,000	214,000

			520,117

TOTAL U.S. GOVERNMENT OBLIGATIONS - 42.89%			11,018,719

(Cost $10,998,222)

42	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 4.57%
BlackRock FedFund	0.01%	1,174,003	$1,174,003

TOTAL MONEY MARKET FUND – 4.57%			1,174,003

(Cost $1,174,003)

TOTAL INVESTMENTS - 101.71%			$26,131,508
(Cost $21,431,310)
Liabilities in Excess of Other Assets - (1.71%)			(438,405)

NET ASSETS - 100.00%			$25,693,103

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2013.
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $74,362 at March 31, 2013.
(a)	Rate represents the effective yield at purchase.
PLC	- Public Limited Company

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	43

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (1.22%)

Abbott Laboratories
Expiring May, 2013 at $33.00	5	$(1,175)
AbbVie, Inc.
Expiring May, 2013 at $37.50	5	(1,700)
AES Corp.
Expiring May, 2013 at $11.00	15	(2,550)
Allergan, Inc.
Expiring July, 2013 at $110.00	4	(2,400)
American Express Co.
Expiring July, 2013 at $60.00	5	(4,000)
Aon PLC
Expiring April, 2013 at $57.50	5	(2,250)
Archer-Daniels-Midland Co.
Expiring June, 2013 at $29.00	5	(2,425)
AT&T, Inc.
Expiring June, 2013 at $37.00	6	(384)
Bank of America Corp.
Expiring May, 2013 at $12.00	15	(930)
Baxter International, Inc.
Expiring May, 2013 at $70.00	5	(2,375)
Big Lots, Inc.
Expiring April, 2013 at $30.00	10	(5,400)
Biogen Idec, Inc.
Expiring April, 2013 at $160.00	4	(12,280)
Broadcom Corp., Class A
Expiring May, 2013 at $36.00	5	(395)
Brown-Forman Corp., Class B
Expiring June, 2013 at $66.00	10	(6,300)
Capital One Finacial Corp.
Expiring June, 2013 at $57.50	5	(580)
CenturyLink, Inc.
Expiring April, 2013 at $41.00	10	(30)
Charles Schwab Corp. (The)
Expiring June, 2013 at $17.00	10	(1,150)
Chevron Corp.
Expiring June, 2013 at $120.00	8	(2,016)
Cirrus Logic, Inc.
Expiring June, 2013 at $24.00	70	(12,250)
Cisco Systems, Inc.
Expiring May, 2013 at $21.00	25	(1,550)
Citrix Systems, Inc.
Expiring June, 2013 at $72.50	5	(2,250)
Colgate-Palmolive Co.
Expiring May, 2013 at $110.00	4	(3,420)
Comcast Corp., Class A
Expiring April, 2013 at $39.00	7	(2,002)
Crown Castle International Corp.
Expiring April, 2013 at $75.00	5	(50)
Darden Restaurants, Inc.
Expiring April, 2013 at $46.00	30	(17,400)
Dow Chemical Co. (The)
Expiring June, 2013 at $35.00	6	(198)

Company	Number of Contracts	Value

eBay, Inc.
Expiring April, 2013 at $57.50	4	$(244)
Exelon Corp.
Expiring July, 2013 at $31.00	4	(1,440)
Express Scripts Holding Co.
Expiring May, 2013 at $57.50	5	(995)
Exxon Mobil Corp.
Expiring April, 2013 at $90.00	10	(1,110)
Gap, Inc. (The)
Expiring June, 2013 at $37.00	80	(9,840)
General Dynamics Corp.
Expiring May, 2013 at $67.50	35	(13,475)
Gilead Sciences, Inc.
Expiring April, 2013 at $40.00	6	(5,400)
Halliburton Co.
Expiring April, 2013 at $33.00	55	(41,250)
Expiring April, 2013 at $41.00	6	(372)

		(41,622)

Hasbro, Inc.
Expiring April, 2013 at $40.00	6	(2,460)
Herbalife, Ltd.
Expiring May, 2013 at $39.00	58	(16,530)
International Business Machines Corp.
Expiring April, 2013 at $200.00	4	(5,332)
International Paper Co.
Expiring April, 2013 at $43.00	5	(1,890)
Expiring July, 2013 at $43.00	5	(2,320)

		(4,210)

JPMorgan Chase & Co.
Expiring May, 2013 at $48.00	12	(1,320)
Kimberly-Clark Corp.
Expiring July, 2013 at $95.00	3	(1,350)
Kohl’s Corp.
Expiring April, 2013 at $44.00	45	(11,025)
Kroger Co. (The)
Expiring July, 2013 at $31.00	4	(1,120)
Laboratory Corp. of America Holdings
Expiring May, 2013 at $90.00	3	(630)
Lexmark International, Inc., Class A
Expiring April, 2013 at $29.00	5	(75)
Marathon Petroleum Corp.
Expiring April, 2013 at $75.00	7	(10,920)
Mead Johnson Nutrition Co.
Expiring May, 2013 at $80.00	4	(836)
Merck & Co., Inc.
Expiring July, 2013 at $42.00	5	(1,380)
Microsoft Corp.
Expiring July, 2013 at $28.00	13	(1,768)
National Oilwell Varco, Inc.
Expiring May, 2013 at $70.00	3	(990)

44	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
News Corp., Class A
Expiring April, 2013 at $29.00	7	$(1,260)
Norfolk Southern Corp.
Expiring June, 2013 at $75.00	16	(5,920)
Northrop Grumman Corp.
Expiring May, 2013 at $65.00	35	(19,950)
Occidental Petroleum Corp.
Expiring May, 2013 at $85.00	4	(144)
Expiring May, 2013 at $90.00	5	(35)

		(179)

Omnicom Group, Inc.
Expiring July, 2013 at $55.00	3	(1,320)
Oracle Corp.
Expiring June, 2013 at $36.00	8	(144)
Pfizer, Inc.
Expiring June, 2013 at $28.00	15	(1,935)
Procter & Gamble Co. (The)
Expiring July, 2013 at $77.50	4	(660)
Quest Diagnostics, Inc.
Expiring May, 2013 at $60.00	4	(200)
Rackspace Hosting, Inc.
Expiring June, 2013 at $55.00	32	(7,360)
Safeway, Inc.
Expiring June, 2013 at $25.00	105	(24,675)
SanDisk Corp.
Expiring July, 2013 at $52.50	3	(1,620)
Sempra Energy
Expiring July, 2013 at $80.00	4	(720)
State Street Corp.
Expiring May, 2013 at $57.50	5	(1,445)
Stryker Corp.
Expiring June, 2013 at $67.50	4	(500)
Teradata Corp.
Expiring April, 2013 at $70.00	10	(50)
Expiring July, 2013 at $60.00	4	(1,272)

		(1,322)

Texas Instruments, Inc.
Expiring July, 2013 at $34.00	5	(1,215)
Time Warner, Inc.
Expiring July, 2013 at $57.50	4	(1,008)
Travelers Cos., Inc. (The)
Expiring April, 2013 at $77.50	10	(6,900)
Union Pacific Corp.
Expiring May, 2013 at $140.00	4	(2,040)
UnitedHealth Group, Inc.
Expiring June, 2013 at $55.00	4	(1,320)
US Bancorp
Expiring June, 2013 at $34.00	6	(600)
Wal-Mart Stores, Inc.
Expiring June, 2013 at $70.00	5	(2,550)

Company	Number of Contracts	Value

Walt Disney Co. (The)
Expiring April, 2013 at $52.50	5	$(2,100)
Wells Fargo & Co.
Expiring April, 2013 at $35.00	10	(2,120)
Western Union Co. (The)
Expiring May, 2013 at $15.00	5	(295)
Yum! Brands, Inc.
Expiring April, 2013 at $70.00	6	(1,326)

TOTAL CALL OPTIONS WRITTEN — (1.22%)		(312,216)

(Premiums received $(193,876))

PUT OPTIONS WRITTEN - (0.45%)

Allstate Corp.
Expiring April, 2013 at $42.00	50	(350)
Ameriprise Financial, Inc.
Expiring June, 2013 at $70.00	36	(6,660)
AmerisourceBergen Corp.
Expiring May, 2013 at $45.00	20	(400)
Apple, Inc.
Expiring April, 2013 at $450.00	6	(9,090)
AT&T, Inc.
Expiring June, 2013 at $36.00	70	(6,790)
Becton Dickinson & Co.
Expiring June, 2013 at $90.00	25	(2,875)
Bed Bath & Beyond, Inc.
Expiring May, 2013 at $57.50	40	(2,200)
Cabot Oil & Gas Corp.
Expiring July, 2013 at $60.00	10	(2,000)
Expiring July, 2013 at $65.00	40	(14,800)

		(16,800)

Canadian Pacific Railway, Ltd.
Expiring June, 2013 at $120.00	15	(3,705)
ConocoPhillips
Expiring May, 2013 at $57.50	42	(2,646)
Delphi Automotive PLC
Expiring May, 2013 at $42.50	60	(5,100)
Eaton Corp. PLC
Expiring May, 2013 at $40.00	60	(3,600)
Energizer Holdings, Inc.
Expiring May, 2013 at $80.00	15	(225)
Exxon Mobil Corp.
Expiring July, 2013 at $87.50	30	(5,880)
Flowserve Corp.
Expiring April, 2013 at $150.00	16	(480)
Genworth Financial, Inc., Class A
Expiring June, 2013 at $10.00	75	(6,075)
Goldman Sachs Group, Inc.
Expiring April, 2013 at $140.00	17	(1,955)

www.bridgeway.com	45

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Company	Number of Contracts	Value
Put Options Written (continued)
Expiring July, 2013 at $150.00	8	$(6,800)

		(8,755)

Kohl’s Corp.
Expiring April, 2013 at $42.00	15	(150)
L-3 Communications Holdings
Expiring April, 2013 at $75.00	32	(480)
Marathon Petroleum Corp.
Expiring April, 2013 at $67.50	35	(525)
Expiring July, 2013 at $85.00	15	(6,150)

		(6,675)

Mohawk Industries, Inc.
Expiring April, 2013 at $105.00	20	(600)
Norfolk Southern Corp.
Expiring June, 2013 at $75.00	10	(2,250)
Northrop Grumman Corp.
Expiring May, 2013 at $65.00	5	(225)
PartnerRe, Ltd.
Expiring May, 2013 at $85.00	30	(1,200)
PulteGroup, Inc.
Expiring April, 2013 at $18.00	130	(1,300)
Urban Outfiters, Inc.
Expiring June, 2013 at $40.00	45	(13,500)
Valero Energy Corp.
Expiring June, 2013 at $43.00	20	(3,680)
Western Union Co. (The)
Expiring May, 2013 at $14.00	60	(1,440)
Weyerhaeuser Co.
Expiring April, 2013 at $28.00	15	(75)
Whirlpool Corp. 06 22 13 100.00
Expiring June, 2013 at $100.00	24	(3,600)

TOTAL PUT OPTIONS WRITTEN — (0.45%)		(116,806)

(Premiums received $(219,046))

TOTAL OPTIONS WRITTEN — (1.67%)		$(429,022)

(Premiums received $(412,922))

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observ- able Inputs	Level 3 Significant Unobserv- able Inputs	Total
Common Stocks	$13,938,786	$—	$—	$13,938,786
U.S. Government Obligations	—	11,018,719	—	11,018,719
Money Market Fund	—	1,174,003	—	1,174,003

TOTAL	$13,938,786	$12,192,722	$—	$26,131,508

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observ- able Inputs	Level 3 Significant Unobserv- able Inputs	Total
Written Options	$ (429,022)	$—	$—	$(429,022)

TOTAL	$ (429,022)	$—	$—	$(429,022)

See Notes to Quarterly Schedule of Investments.

46	Quarterly Report | March 31, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of March 31, 2013 (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.
Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2013, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

www.bridgeway.com	47

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and if there is no trading volume, the bid on long positions and ask on the short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments.

—	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

48	Quarterly Report | March 31, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2013 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of March 31, 2013, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Aggressive Investors 1	$15,814,539	$16,149,725
Ultra-Small Company	19,993,435	20,741,988
Ultra-Small Company Market	36,707,932	39,646,967
Small-Cap Momentum	397,559	403,847
Small-Cap Growth	4,595,027	4,722,694
Small-Cap Value	11,612,013	11,849,103
Large-Cap Growth	655,522	664,979
Managed Volatility	74,362	76,203

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. Small-Cap Momentum and Large-Cap Growth Funds obtained additional collateral on the following business day after the period end to ensure the securities on loan were adequately collateralized. As of March 31, 2013, the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

www.bridgeway.com	49

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Derivatives

The Funds’ use of derivatives for the period ended March 31, 2013 was limited to futures contracts, total return swaps and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Managed Volatility Fund
Equity Contracts	—	$429,022

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2013, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2013 are as follows:

50	Quarterly Report | March 31, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Managed Volatility Fund Written Call Options		Managed Volatility Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2012	1,541	$322,393	1,020	$190,504
Positions Opened	3,489	625,665	3,255	673,243
Exercised	(1,800)	(319,496)	(975)	(182,559)
Expired	(1,117)	(238,964)	(1,399)	(322,718)
Closed	(1,110)	(195,722)	(810)	(139,424)
Outstanding, March 31, 2013	1,003	$193,876	1,091	$219,046
Market Value, March 31, 2013		$312,216		$116,806

The Aggressive Investors 1 Fund had no transactions in written options during the period ended March 31, 2013.

Swaps. Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, a Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own NAV as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon a Fund’s own investment holdings. As of March 31, 2013, the Funds had no open total return swaps.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2013, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$36,707,428	$32,901,972	$90,515,304
Gross depreciation (excess of tax cost over value)	(1,937,211)	(2,985,848)	(12,041,439)
Net unrealized appreciation (depreciation)	$34,770,217	$29,916,124	$78,473,865
Cost of investments for income tax purposes	$187,576,071	$94,077,626	$239,715,283

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$412,347	$6,531,440	$17,683,376
Gross depreciation (excess of tax cost over value)	(31,902)	(1,022,673)	(1,375,574)
Net unrealized depreciation	$380,445	$5,508,767	$16,307,802
Cost of investments for income tax purposes	$3,517,026	$24,675,690	$59,713,512

www.bridgeway.com	51

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$11,589,664	$105,462,942	$5,273,582
Gross depreciation (excess of tax cost over value)	(859,378)	(5,145,851)	(599,474)
Net unrealized appreciation (depreciation)	$10,730,286	$100,317,091	$4,674,108
Cost of investments for income tax purposes	$37,031,901	$171,747,321	$21,028,378

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

52	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.80%
Aerospace & Defense - 0.43%
AAR Corp.	32,000	$588,480
Astrotech Corp.*	30,000	24,000
Ducommun, Inc.*	16,300	322,577
Sypris Solutions, Inc.	26,100	109,098

		1,044,155

Air Freight & Logistics - 0.42%
Air Transport Services Group, Inc.*	64,600	376,618
Atlas Air Worldwide Holdings, Inc.*	5,300	216,028
Pacer International, Inc.*	28,400	142,852
Park-Ohio Holdings Corp.*	8,700	288,231

		1,023,729

Airlines - 1.73%
Hawaiian Holdings, Inc.*	61,234	352,708
JetBlue Airways Corp.*+	184,950	1,276,155
Republic Airways Holdings, Inc.*	34,000	392,360
SkyWest, Inc.	33,800	542,490
US Airways Group, Inc.*+	97,900	1,661,363

		4,225,076

Auto Components - 1.93%
China Automotive Systems, Inc.*+	16,000	76,960
China XD Plastics Co., Ltd.*	50,900	203,600
Cooper Tire & Rubber Co.	70,100	1,798,766
Exide Technologies*	35,000	94,500
Federal-Mogul Corp.*	54,000	325,620
Modine Manufacturing Co.*	10,000	91,000
Shiloh Industries, Inc.	4,700	50,619
SORL Auto Parts, Inc.*	29,900	114,816
Spartan Motors, Inc.	14,950	79,385
Standard Motor Products, Inc.	38,000	1,053,360
Stoneridge, Inc.*	55,900	426,517
Strattec Security Corp.	1,300	36,959
Superior Industries International, Inc.	12,200	227,896
Tower International, Inc.*	9,500	133,000

		4,712,998

Beverages - 0.10%
Coca-Cola Bottling Co. Consolidated	4,100	247,312

Biotechnology - 0.17%
Emergent Biosolutions, Inc.*	30,000	419,400

Industry Company	Shares	Value

Building Products - 0.53%
Gibraltar Industries, Inc.*	11,250	$205,313
Griffon Corp.	28,800	343,296
Nortek, Inc.*	4,800	342,528
Patrick Industries, Inc.*	10,300	162,328
Universal Forest Products, Inc.	5,800	230,898

		1,284,363

Capital Markets - 1.95%
Calamos Asset Management, Inc., Class A	43,500	511,995
Capital Southwest Corp.+	5,600	644,000
CIFC Corp.*	35,400	291,342
Cowen Group, Inc., Class A*	67,700	190,914
FBR & Co.*	21,600	408,888
INTL. FCStone, Inc.*+	12,500	217,625
Investment Technology Group, Inc.*	57,050	629,832
Manning & Napier, Inc.	17,000	281,180
NGP Capital Resources Co.	100	711
Oppenheimer Holdings, Inc., Class A	15,300	297,891
Piper Jaffray Cos.*	11,400	391,020
SWS Group, Inc.*	41,200	249,260
Walter Investment Management Corp.*	17,200	640,700

		4,755,358

Chemicals - 3.32%
Axiall Corp.	31,950	1,986,012
China Green Agriculture, Inc.*+	36,800	117,760
Core Molding Technologies, Inc.*	6,200	55,056
Gulf Resources, Inc.*+	42,400	46,640
Koppers Holdings, Inc.	4,700	206,706
Kraton Performance Polymers, Inc.*	48,350	1,131,390
Material Sciences Corp.*	5,200	56,160
OM Group, Inc.*	52,800	1,239,744
OMNOVA Solutions, Inc.*	45,650	350,136
Penford Corp.*	18,400	201,848
Schulman (A.), Inc.+	30,900	975,204
Stepan Co.	6,000	378,600
Tredegar Corp.	28,800	847,872
Yongye International, Inc.*Δ	62,400	209,040

www.bridgewayomni.com	1

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Zep, Inc.	19,400	$291,194

		8,093,362

Commercial Banks - 16.57%
1st Source Corp.	17,252	408,872
Access National Corp.	2,700	44,280
American National Bankshares, Inc.	21,800	470,008
Ameris Bancorp*	41,900	601,265
BancorpSouth, Inc.+	64,850	1,057,055
Bank of Commerce Holdings	32,300	162,469
Banner Corp.	11,450	364,453
Bar Harbor Bankshares	100	3,655
BCB Bancorp, Inc.	10,400	106,184
BNC Bancorp	15,244	152,745
C&F Financial Corp.	1,200	49,140
Camden National Corp.	9,500	314,260
Capital City Bank Group, Inc.*	28,150	347,652
Central Valley Community Bancorp+	20,000	169,400
Century Bancorp, Inc., Class A	15,200	515,432
Chemical Financial Corp.	61,500	1,622,370
CoBiz Financial, Inc.	16,600	134,128
Columbia Banking System, Inc.	44,518	978,506
Enterprise Financial Services Corp.	33,500	480,390
Farmers Capital Bank Corp.*	18,400	345,920
Fidelity Southern Corp.*	17,421	200,341
Financial Institutions, Inc.	24,500	489,020
First Bancorp	21,371	288,295
First Bancorp, Inc.	1,295	23,323
First BanCorp. (Puerto Rico)*+	262,800	1,637,244
First Busey Corp.	55,710	254,595
First Business Financial Services, Inc.	1,200	32,280
First Commonwealth Financial Corp.	158,300	1,180,918
First Community Bancshares, Inc.	35,000	554,750
First Financial Bancorp	66,600	1,068,930
First Financial Corp.	24,000	755,760
First Interstate Bancsystem, Inc.	63,200	1,188,792
First M&F Corp.	2,700	38,205
First Merchants Corp.	79,311	1,226,941
First Midwest Bancorp, Inc.	103,000	1,367,840

Industry Company	Shares	Value

Commercial Banks (continued)
First of Long Island Corp. (The)	8,000	$237,200
First United Corp.*	9,200	76,912
Firstbank Corp.	14,800	205,128
Glacier Bancorp, Inc.	55,200	1,047,696
Great Southern Bancorp, Inc.	21,000	512,190
Hanmi Financial Corp.*	50,050	800,800
Horizon Bancorp	3,150	63,662
Hudson Valley Holding Corp.	25,200	375,732
Independent Bank Corp.*	3,800	32,148
International Bancshares Corp.	65,687	1,366,290
Intervest Bancshares Corp., Class A*	32,800	192,864
Lakeland Bancorp, Inc.	32,600	321,110
Macatawa Bank Corp.*+	13,200	71,412
MainSource Financial Group, Inc.	41,750	586,170
MB Financial, Inc.	17,400	420,558
MBT Financial Corp.*	24,300	94,770
Mercantile Bank Corp.	16,800	280,728
Metro Bancorp, Inc.*	27,300	451,542
MidWestOne Financial Group, Inc.	15,000	357,150
NewBridge Bancorp*	29,900	176,111
Orrstown Financial Services, Inc.*	16,800	248,472
Pacific Continental Corp.	22,000	245,740
Peapack Gladstone Financial Corp.	5,420	80,812
Peoples Bancorp, Inc.	29,200	653,788
Pinnacle Financial Partners, Inc.*	18,700	436,832
Premier Financial Bancorp, Inc.	4,200	48,678
PrivateBancorp, Inc.	74,750	1,413,522
Renasant Corp.	46,212	1,034,225
Republic Bancorp, Inc., Class A	21,550	487,892
S&T Bancorp, Inc.	49,300	914,022
Sandy Spring Bancorp, Inc.	24,000	482,400
SCBT Financial Corp.+	14,506	731,102
Sierra Bancorp	20,000	263,000
Southside Bancshares, Inc.+	12,700	266,827
Southwest Bancorp, Inc.*	32,900	413,224
State Bank Financial Corp.	36,500	597,505
StellarOne Corp.	62,600	1,010,990
Suffolk Bancorp*	24,396	347,399
Summit State Bank	1,558	12,807
Sun Bancorp, Inc.*+	123,400	420,794

2	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Trico Bancshares	21,600	$369,360
Union First Market Bankshares Corp.	11,700	228,852
United Community Banks, Inc.*	35,650	404,271
Univest Corp. of Pennsylvania	27,300	475,566
Washington Banking Co.	34,000	473,960
WesBanco, Inc.	51,900	1,243,005
Wilshire Bancorp, Inc.*	57,300	388,494
Yadkin Valley Financial Corp.*	115,356	462,578

		40,461,708

Commercial Services & Supplies - 4.61%
ABM Industries, Inc.	38,700	860,688
ARC Document Solutions, Inc.*	125,850	375,033
Brink’s Co. (The)	49,150	1,388,979
Casella Waste Systems, Inc., Class A*	20,650	90,241
Consolidated Graphics, Inc.*	9,100	355,810
Courier Corp.	9,200	132,572
Deluxe Corp.	40,600	1,680,840
Herman Miller, Inc.	29,300	810,731
HNI Corp.	31,500	1,117,935
Intersections, Inc.	31,300	294,533
Kimball International, Inc., Class B	67,200	608,832
Metalico, Inc.*	63,000	102,060
Multi-Color Corp.	22,400	577,696
Perma-Fix Environmental Services*	41,000	33,624
Standard Parking Corp.*	13,750	284,625
TMS International Corp., Class A*	42,100	555,720
TRC Cos., Inc.*	31,650	204,142
United Stationers, Inc.	32,600	1,259,990
Versar, Inc.*	8,900	38,448
Viad Corp.	17,400	481,284

		11,253,783

Communications Equipment - 0.72%
Bel Fuse, Inc., Class B	13,500	210,735
Black Box Corp.	18,250	398,032
Communications Systems, Inc.	1,000	9,850
Globecomm Systems, Inc.*	31,200	374,712
Harmonic, Inc.*	28,700	166,173
Symmetricom, Inc.*	95,000	431,300
Tessco Technologies, Inc.	6,650	143,906

Industry Company	Shares	Value

Communications Equipment (continued)
Zoom Technologies, Inc.*	43,200	$29,376

		1,764,084

Computers & Peripherals - 0.25%
Hutchinson Technology, Inc.*	62,900	172,975
Novatel Wireless, Inc.*	71,100	141,489
Xyratex, Ltd.+	30,200	298,980

		613,444

Construction & Engineering - 0.51%
Ameresco, Inc., Class A*	27,000	199,800
Argan, Inc.	18,600	277,326
Michael Baker Corp.	3,400	83,300
Northwest Pipe Co.*	13,400	374,932
Orion Marine Group, Inc.*	10,800	107,352
Sterling Construction Co., Inc.*	18,250	198,742

		1,241,452

Construction Materials - 0.38%
Headwaters, Inc.*	84,800	924,320

Consumer Finance - 0.96%
Asset Acceptance Capital Corp.*	10,900	73,466
Asta Funding, Inc.	29,100	279,360
Atlanticus Holdings Corp.*+	3,737	13,715
Cash America International, Inc.	10,200	535,194
DFC Global Corp.*	19,600	326,144
First Marblehead Corp. (The)*	159,100	160,691
Nelnet, Inc., Class A	25,800	872,040
QC Holdings, Inc.	27,300	87,633

		2,348,243

Containers & Packaging - 0.70%
AEP Industries, Inc.*	5,550	398,545
Boise, Inc.	127,050	1,100,253
Myers Industries, Inc.	15,600	217,776

		1,716,574

Distributors - 0.12%
Core-Mark Holding Co., Inc.	5,600	287,336

Diversified Consumer Services - 0.92%
Capella Education Co.*	9,700	302,058
Carriage Services, Inc.	13,950	296,438
Corinthian Colleges, Inc.*	2,750	5,775
Lincoln Educational Services Corp.	28,225	165,398
Mac-Gray Corp.	11,100	142,080

www.bridgewayomni.com	3

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
Regis Corp.+	60,450	$1,099,586
Universal Technical Institute, Inc.	18,500	233,655

		2,244,990

Diversified Financial Services - 0.95%
Gain Capital Holdings, Inc.	47,599	212,292
Interactive Brokers Group, Inc., Class A	21,150	315,346
MicroFinancial, Inc.	32,846	276,892
PHH Corp.*+	69,550	1,527,318

		2,331,848

Diversified Telecommunication Services - 1.06%
Atlantic Tele-Network, Inc.	14,200	688,842
Cbeyond, Inc.*	26,550	197,266
Consolidated Communications Holdings, Inc.	22,300	391,365
General Communication, Inc., Class A*	59,550	546,074
Hawaiian Telcom Holdco, Inc.*	10,200	235,314
HickoryTech Corp.	6,000	60,900
IDT Corp., Class B	25,275	304,817
Multiband Corp.*	9,700	23,765
Primus Telecommunications Group, Inc.+	13,700	151,385

		2,599,728

Electrical Equipment - 0.53%
Allied Motion Technologies, Inc.	17,400	120,060
China BAK Battery, Inc.*	360	432
Coleman Cable, Inc.	18,400	276,000
General Cable Corp.*	3,900	142,857
Global Power Equipment Group, Inc.	13,972	246,187
Lihua International, Inc.*+	23,000	117,760
LSI Industries, Inc.	36,100	251,978
Orion Energy Systems, Inc.*	35,000	86,800
SL Industries, Inc.	1,650	29,914
Ultralife Corp.*	7,350	32,193

		1,304,181

Electronic Equipment, Instruments & Components - 3.23%
Benchmark Electronics, Inc.*	40,000	720,800
IEC Electronics Corp.*	800	4,600
Insight Enterprises, Inc.*	29,800	614,476

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Itron, Inc.*	13,100	$607,840
Kemet Corp.*	58,850	367,813
Multi-Fineline Electronix, Inc.*	7,600	117,268
Newport Corp.*	26,000	439,920
PAR Technology Corp.*	29,000	136,590
PC Connection, Inc.	12,000	196,200
PCM, Inc.*	5,600	46,480
Plexus Corp.*	15,300	371,943
Power-One, Inc.*+	8,800	36,520
Sanmina Corp.*	102,150	1,160,424
SYNNEX Corp.*	35,900	1,328,300
TTM Technologies, Inc.*	180,225	1,369,710
Vishay Precision Group, Inc.*	25,448	373,831

		7,892,715

Energy Equipment & Services - 2.94%
Basic Energy Services, Inc.*+	16,300	222,821
Cal Dive International, Inc.*	176,850	318,330
Dawson Geophysical Co.*	26,000	780,000
ENGlobal Corp.*	71,200	42,008
Exterran Holdings, Inc.*	79,800	2,154,600
Global Geophysical Services, Inc.*+	41,500	101,675
Gulfmark Offshore, Inc., Class A	13,000	506,480
Key Energy Services, Inc.*	102,600	829,008
Parker Drilling Co.*	184,950	791,586
PHI, Inc.*	6,900	236,049
Pioneer Energy Services Corp.*	63,000	519,750
Vantage Drilling Co.*	45,400	79,450
Willbros Group, Inc.*	60,300	592,146

		7,173,903

Food & Staples Retailing - 2.36%
Andersons, Inc. (The)	25,400	1,359,408
Ingles Markets, Inc., Class A	22,400	481,152
Nash Finch Co.	9,700	189,926
Pantry, Inc. (The)*	30,700	382,829
Spartan Stores, Inc.	16,700	293,085
SUPERVALU, Inc.+	185,500	934,920
Susser Holdings Corp.*	18,850	963,424
Village Super Market, Inc., Class A	13,000	437,970

4	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Weis Markets, Inc.	17,500	$712,250

		5,754,964

Food Products - 0.80%
Farmer Bros. Co.*	12,700	186,690
Feihe International, Inc.*	13,800	100,050
Fresh Del Monte Produce, Inc.	33,800	911,924
John B. Sanfilippo & Son, Inc.	9,200	183,816
Omega Protein Corp.*	23,650	254,238
Seneca Foods Corp., Class A*	5,200	171,704
SkyPeople Fruit Juice, Inc.*+	62,900	144,670

		1,953,092

Health Care Equipment & Supplies - 0.44%
Alphatec Holdings, Inc.*	124,200	262,062
DynaVox, Inc., Class A*	66,300	35,868
Fonar Corp.*+	17,700	122,484
Invacare Corp.	47,350	617,918
RTI Biologics, Inc.*	1,600	6,304
Theragenics Corp.*	20,000	32,600

		1,077,236

Health Care Providers & Services - 3.58%
Addus HomeCare Corp.*	4,800	63,312
Almost Family, Inc.	4,250	86,828
Amedisys, Inc.*	11,600	128,992
AMN Healthcare Services, Inc.*	44,134	698,641
Amsurg Corp.*	28,550	960,422
BioScrip, Inc.*	24,550	312,030
CardioNet, Inc.*	74,500	181,035
Cross Country Healthcare, Inc.*	24,050	127,706
Emeritus Corp.*	31,200	867,048
Five Star Quality Care, Inc.*	21,300	142,497
Kindred Healthcare, Inc.*	76,850	809,230
Molina Healthcare, Inc.*	41,650	1,285,736
PharMerica Corp.*	44,350	620,900
Providence Service Corp. (The)*	16,000	295,840
Select Medical Holdings Corp.	118,800	1,069,200
Skilled Healthcare Group, Inc., Class A*	46,748	307,134
Triple-S Management Corp., Class B*	28,600	498,212
Universal American Corp.	35,100	292,383

		8,747,146

Industry Company	Shares	Value

Hotels, Restaurants & Leisure - 4.85%
Ark Restaurants Corp.	1,600	$33,536
Bob Evans Farms, Inc.	21,275	906,740
Boyd Gaming Corp.*+	136,100	1,125,547
Carrols Restaurant Group, Inc.*	48,025	249,250
CEC Entertainment, Inc.	21,650	709,037
Cracker Barrel Old Country Store, Inc.	20,600	1,665,510
Dover Downs Gaming & Entertainment, Inc.	12,500	26,000
Einstein Noah Restaurant Group, Inc.	19,225	285,107
Famous Dave’s of America, Inc.*	3,400	36,924
Fiesta Restaurant Group, Inc.*	18,025	478,924
Frisch’s Restaurants, Inc.	6,800	121,992
Full House Resorts, Inc.*	8,400	23,520
Isle of Capri Casinos, Inc.*	87,100	547,859
Jack in the Box, Inc.*	36,050	1,246,970
Kona Grill, Inc.*	4,100	37,433
Lakes Entertainment, Inc.*	22,700	65,830
Luby’s, Inc.*	12,600	94,248
Marcus Corp.	13,350	166,742
Monarch Casino & Resort, Inc.*	29,400	286,062
MTR Gaming Group, Inc.*	40,600	133,980
Pinnacle Entertainment, Inc.*	47,450	693,719
Red Robin Gourmet Burgers, Inc.*	6,800	310,080
Ruby Tuesday, Inc.*	103,600	763,532
Ruth’s Hospitality Group, Inc.*	44,000	419,760
Scientific Games Corp., Class A*	41,350	361,812
Sonic Corp.*	70,000	901,600
Speedway Motorsports, Inc.	7,700	138,523

		11,830,237

Household Durables - 1.13%
Bassett Furniture Industries, Inc.	21,900	349,524
CSS Industries, Inc.	11,800	306,446
Flexsteel Industries, Inc.	4,900	121,226
Hooker Furniture Corp.	10,900	173,746
La-Z-Boy, Inc.	21,800	411,366
Libbey, Inc.*	30,649	592,445
Lifetime Brands, Inc.	9,700	110,677
NACCO Industries, Inc., Class A	9,250	493,580

www.bridgewayomni.com	5

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Stanley Furniture Co., Inc.*	44,900	$199,356

		2,758,366

Household Products - 0.68%
Central Garden & Pet Co., Class A*	76,750	630,885
Harbinger Group, Inc.*	115,200	951,552
Oil-Dri Corp. of America	3,150	85,775

		1,668,212

Independent Power Producers & Energy Traders - 0.04%
Genie Energy, Ltd., Class B	10,275	95,146

Insurance - 6.11%
American Equity Investment Life Holding Co.	94,850	1,412,316
American Safety Insurance Holdings, Ltd.*	17,200	429,312
Crawford & Co., Class B	73,674	559,186
Eastern Insurance Holdings, Inc.	15,400	288,904
FBL Financial Group, Inc., Class A	19,850	771,371
Fortegra Financial Corp.*	24,185	211,861
Hallmark Financial Services, Inc.*	19,100	171,900
Homeowners Choice, Inc.+	9,900	269,775
Horace Mann Educators Corp.	60,800	1,267,680
Independence Holding Co.	19,326	196,739
Infinity Property & Casualty Corp.	12,540	704,748
Maiden Holdings, Ltd.	57,600	609,984
Meadowbrook Insurance Group, Inc.	122,250	861,862
Montpelier Re Holdings, Ltd.	46,400	1,208,720
National Financial Partners Corp.*	19,150	429,534
National Western Life Insurance Co., Class A	1,625	286,000
Navigators Group, Inc. (The)*	27,000	1,586,250
Selective Insurance Group, Inc.	24,250	582,242
Stewart Information Services Corp.+	8,650	220,316
Symetra Financial Corp.	75,950	1,018,490
Tower Group International, Ltd.	24,132	445,235
United Fire Group, Inc.	37,500	955,125
Universal Insurance Holdings, Inc.	86,316	418,633

		14,906,183

Industry Company	Shares	Value

Internet & Catalog Retail - 0.54%
1-800-Flowers.com, Inc., Class A*	74,150	$368,525
dELiA*s, Inc.*	13,300	13,171
Nutrisystem, Inc.	29,800	252,704
Orbitz Worldwide, Inc.*+	118,900	678,919

		1,313,319

Internet Software & Services - 1.06%
Digital River, Inc.*	29,100	411,474
EarthLink, Inc.	153,700	833,054
Monster Worldwide, Inc.*+	65,100	330,057
QuinStreet, Inc.*+	20,000	119,400
Tucows, Inc.*	76,800	132,096
United Online, Inc.	126,900	765,207

		2,591,288

IT Services - 1.70%
Acxiom Corp.*	56,050	1,143,420
Analysts International Corp.*	2,800	10,752
CACI International, Inc., Class A*+	21,400	1,238,418
CIBER, Inc.*	32,350	152,045
CSG Systems International, Inc.*	27,450	581,666
Dynamics Research Corp.*	10,300	61,388
Edgewater Technology, Inc.*	5,600	21,896
Hackett Group, Inc. (The)	22,300	101,911
ManTech International Corp., Class A+	16,300	437,981
Pfsweb, Inc.*	10,300	41,303
Sykes Enterprises, Inc.*	21,900	349,524

		4,140,304

Leisure Equipment & Products - 0.50%
Arctic Cat, Inc.*	8,400	367,080
Johnson Outdoors, Inc., Class A*	15,700	374,288
Nautilus, Inc.*	53,900	393,470
Summer Infant, Inc.*	34,100	89,342

		1,224,180

Life Sciences Tools & Services - 0.07%
Cambrex Corp.*	13,150	168,188

Machinery - 1.63%
Accuride Corp.*	61,900	333,641
Albany International Corp., Class A	11,350	328,015
Ampco-Pittsburgh Corp.	3,800	71,858
Briggs & Stratton Corp.	24,300	602,640
China Valves Technology, Inc.*	56,500	25,990

6	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
Cleantech Solutions International, Inc.*+	11,500	$43,930
Columbus McKinnon Corp.*	18,500	356,125
Commercial Vehicle Group, Inc.*	39,100	304,980
FreightCar America, Inc.	14,200	309,844
Greenbrier Cos., Inc.*	10,200	231,642
LB Foster Co., Class A	3,900	172,731
Miller Industries, Inc.	10,400	166,920
Mueller Water Products, Inc., Class A	92,000	545,560
NF Energy Saving Corp.*+	29,200	24,236
NN, Inc.*	17,950	169,807
Supreme Industries, Inc., Class A*	34,100	158,224
Tecumseh Products Co., Class A*	15,000	130,800

		3,976,943

Marine - 0.26%
Baltic Trading, Ltd.+	42,800	175,052
Eagle Bulk Shipping, Inc.*+	19,000	66,880
Excel Maritime Carriers, Ltd.*	99,400	115,304
Genco Shipping & Trading, Ltd.*+	45,200	130,176
International Shipholding Corp.	8,050	146,510

		633,922

Media - 2.06%
AH Belo Corp., Class A	41,700	243,528
Ballantyne Strong, Inc.*	14,000	59,220
Belo Corp., Class A	28,550	280,646
Cumulus Media, Inc., Class A*+	25,200	84,924
Dex One Corp.*	97,100	166,041
E.W. Scripps Co., Class A (The)*	26,500	318,795
Entercom Communications Corp., Class A*	46,545	346,295
Gray Television, Inc.*	99,550	466,890
Journal Communications, Inc., Class A*	57,100	383,712
Lee Enterprises, Inc.*+	43,200	54,864
Media General, Inc., Class A*+	15,300	90,882
New York Times Co., Class A (The)*	93,850	919,730
Radio One, Inc., Class D*	23,100	39,039
Reading International, Inc., Class A*	10,700	59,920

Industry Company	Shares	Value

Media (continued)
Salem Communications Corp., Class A	24,800	$196,664
Scholastic Corp.	18,250	486,362
Valassis Communications, Inc.+	28,100	839,347

		5,036,859

Metals & Mining - 1.67%
Friedman Industries, Inc.	3,000	29,910
Golden Star Resources, Ltd.*	343,000	548,800
Handy & Harman, Ltd.*	12,500	192,375
Horsehead Holding Corp.*	7,800	84,864
Jaguar Mining, Inc.*+	168,800	100,453
Materion Corp.	16,600	473,100
Noranda Aluminum Holding Corp.	62,650	281,298
Worthington Industries, Inc.	76,200	2,360,676

		4,071,476

Multiline Retail - 0.51%
Bon-Ton Stores, Inc. (The)	25,950	337,350
Fred’s, Inc., Class A	46,200	632,016
Tuesday Morning Corp.*	34,600	268,496

		1,237,862

Oil, Gas & Consumable Fuels - 5.54%
Adams Resources & Energy, Inc.	9,500	484,500
Alon USA Energy, Inc.	83,100	1,583,055
Bill Barrett Corp.*+	31,200	632,424
BioFuel Energy Corp.*+	10,900	55,699
Callon Petroleum Co.*	57,300	212,010
Clayton Williams Energy, Inc.*	16,000	699,680
Cloud Peak Energy, Inc.*	82,800	1,554,984
Comstock Resources, Inc.*	51,100	830,375
Crimson Exploration, Inc.*	85,250	243,815
Crosstex Energy, Inc.	59,450	1,145,007
Delek US Holdings, Inc.	46,600	1,838,836
Double Eagle Petroleum Co.*	17,600	94,336
EPL Oil & Gas, Inc.*	21,500	576,415
Forest Oil Corp.*	47,600	250,376
Green Plains Renewable Energy, Inc.*	58,200	665,808
James River Coal Co.*+	22,400	39,200
Penn Virginia Corp.+	78,000	315,120
PostRock Energy Corp.*	12,000	21,240
REX American Resources Corp.*	12,800	283,136

www.bridgewayomni.com	7

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Swift Energy Co.*+	45,400	$672,374
W&T Offshore, Inc.+	74,600	1,059,320
Warren Resources, Inc.*	79,600	255,516

		13,513,226

Paper & Forest Products - 2.78%
Clearwater Paper Corp.*	7,600	400,444
KapStone Paper & Packaging Corp.	68,650	1,908,470
Mercer International, Inc.*	77,250	533,797
Neenah Paper, Inc.	20,200	621,352
PH Glatfelter Co.	53,450	1,249,661
Resolute Forest Products*+	77,000	1,245,860
Wausau Paper Corp.	76,200	821,436

		6,781,020

Personal Products - 0.06%
Nutraceutical International Corp.	7,700	133,595
Synutra International, Inc.*	300	1,410

		135,005

Professional Services - 1.16%
Barrett Business Services, Inc.	10,100	531,866
CBIZ, Inc.*+	42,775	272,905
CDI Corp.	13,500	232,200
CRA International, Inc.*	13,800	308,706
Dolan Co. (The)*	56,200	134,318
Hudson Global, Inc.*	32,300	127,262
ICF International, Inc.*	7,150	194,480
Insperity, Inc.	15,400	436,898
Kelly Services, Inc., Class A	13,600	254,048
Navigant Consulting, Inc.*	11,000	144,540
RCM Technologies, Inc.	6,100	36,966
VSE Corp.	6,700	167,433

		2,841,622

Real Estate Investment Trusts (REITs) - 0.74%
Geo Group, Inc. (The)	48,153	1,811,516

Road & Rail - 1.25%
Arkansas Best Corp.	25,000	292,000
Avis Budget Group, Inc.*	58,550	1,629,446
Celadon Group, Inc.	8,400	175,224
Covenant Transportation Group, Inc., Class A*	5,300	31,747
Marten Transport, Ltd.	8,150	164,060
Saia, Inc.*	15,750	569,677
Universal Truckload Services, Inc.*	7,809	182,184

		3,044,338

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment - 2.10%
Advanced Energy Industries, Inc.*	11,800	$215,940
Alpha & Omega Semiconductor, Ltd.*	55,000	488,400
Amkor Technology, Inc.*+	124,750	499,000
AXT, Inc.*	55,200	162,288
GT Advanced Technologies, Inc.*+	96,700	318,143
Integrated Silicon Solution, Inc.*	49,000	449,330
inTEST Corp.	8,000	23,600
Kulicke & Soffa Industries, Inc.*	45,000	520,200
Magnachip Semiconductor Corp.*	38,400	664,704
Pericom Semiconductor Corp.*	40,000	272,400
Photronics, Inc.*	105,950	707,746
Spansion, Inc., Class A*	26,500	341,055
Ultra Clean Holdings*	70,100	455,650

		5,118,456

Software - 0.26%
Net 1 UEPS Technologies, Inc.*	3,400	25,160
NetSol Technologies, Inc.*	31,000	408,270
TeleCommunication Systems, Inc., Class A*	92,500	206,275

		639,705

Specialty Retail - 5.92%
ANN, Inc.*	57,600	1,671,552
Barnes & Noble, Inc.*+	73,400	1,207,430
Body Central Corp.*	26,100	245,340
Books-A-Million, Inc.*+	31,600	89,744
Brown Shoe Co., Inc.	51,400	822,400
Build-A-Bear Workshop, Inc.*	8,050	43,389
Children’s Place Retail Stores, Inc. (The)*	22,100	990,522
Citi Trends, Inc.*	28,900	295,647
Conn’s, Inc.*+	13,450	482,855
Destination Maternity Corp.	10,400	243,360
Destination XL Group, Inc.*	20,500	104,345
Group 1 Automotive, Inc.	30,600	1,838,142
hhgregg, Inc.*+	28,500	314,925
Kirkland’s, Inc.*	11,550	132,363
Office Depot, Inc.*	338,900	1,331,877
Pep Boys-Manny, Moe & Jack (The)*	40,900	482,211
Perfumania Holdings, Inc.*+	7,000	40,320

8	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Sonic Automotive, Inc., Class A	61,500	$1,362,840
Stage Stores, Inc.	46,600	1,206,008
Stein Mart, Inc.	33,750	282,825
Systemax, Inc.	31,600	312,840
TravelCenters of America LLC*	35,400	339,486
West Marine, Inc.*	35,300	403,479
Wet Seal, Inc., Class A (The)*	72,200	218,044

		14,461,944

Textiles, Apparel & Luxury Goods - 1.35%
Crown Crafts, Inc.+	24,500	147,245
Jones Group, Inc. (The)	87,800	1,116,816
Lakeland Industries, Inc.*	3,300	11,781
Perry Ellis International, Inc.	25,500	463,845
Rocky Brands, Inc.*	9,900	134,739
Skechers U.S.A., Inc., Class A*	27,000	571,050
Unifi, Inc.*	44,300	846,130

		3,291,606

Thrifts & Mortgage Finance - 3.10%
Astoria Financial Corp.	112,100	1,105,306
Bank Mutual Corp.	88,900	491,617
BankFinancial Corp.	35,100	283,959
BBX Capital Corp., Class A*+	11,000	90,750
Cape Bancorp, Inc.	29,300	268,388
Doral Financial Corp.*	57,100	40,238
ESB Financial Corp.+	30,500	417,545
Federal Agricultural Mortgage Corp., Class C	21,500	661,985
First Defiance Financial Corp.	19,400	452,408
First Financial Northwest, Inc.*	35,182	274,772
First Pactrust Bancorp, Inc.	13,200	150,480
Flushing Financial Corp.	25,597	433,613
Heritage Financial Group, Inc.	16,800	243,264
Meta Financial Group, Inc.	1,400	37,128
MutualFirst Financial, Inc.	10,900	154,998
NASB Financial, Inc.*+	1,800	37,890
OceanFirst Financial Corp.	39,900	575,358
Provident Financial Services, Inc.	69,700	1,064,319
Pulaski Financial Corp.	4,900	51,793
Timberland Bancorp, Inc.	9,000	73,800

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
United Community Bancorp	11,800	$115,758
United Community Financial Corp.*	52,300	202,924
WSFS Financial Corp.	7,000	340,480

		7,568,773

Trading Companies & Distributors - 0.21%
Aircastle, Ltd.	24,600	336,528
Willis Lease Finance Corp.*	12,100	182,952

		519,480

Wireless Telecommunication Services - 0.31%
Leap Wireless International, Inc.*+	68,100	401,109
NTELOS Holdings Corp.	11,800	151,158
Shenandoah Telecommunications Co.	5,600	85,288
USA Mobility, Inc.	8,400	111,468

		749,023

TOTAL COMMON STOCKS - 99.80%		243,624,699

(Cost $197,659,684)

RIGHTS - 0.00%
United Community Financial Corp.*Δ	52,300	3,250

TOTAL RIGHTS - 0.00%		3,250

(Cost $ — )

	Rate^	Shares	Value

MONEY MARKET FUND - 0.19%
BlackRock FedFund	0.01%	449,902	449,902

TOTAL MONEY MARKET FUND - 0.19%			449,902

(Cost $449,902)

TOTAL INVESTMENTS - 99.99%			$244,077,851
(Cost $198,109,586)
Other Assets in Excess of Liabilities - 0.01%			31,035

NET ASSETS - 100.00%			$244,108,886

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $16,124,927 at March 31, 2013.
LLC	- Limited Liability Company

www.bridgewayomni.com	9

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Un- observable Inputs	Total
Common Stocks	$243,415,659	$—	$209,040	$243,624,699
Rights	—	3,250	—	3,250
Money Market Fund	—	449,902	—	449,902

TOTAL	$243,415,659	$453,152	$209,040	$244,077,851

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2012	$40,240	$16,167	$56,407
Purchases	—	—	—
Sales[1]	—	(51,923)	(51,923)
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	16,224	35,756	51,980
Transfers in2,3	192,816	—	192,816
Transfers out[2,4]	(40,240)	—	(40,240)

Balance as of 03/31/2013	$209,040	$—	$209,040

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2013	$16,224	$—	$16,224

1Sales include expiration of rights.

2Transfer in/out represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

3Transfer took place as a result of a trading halt.

4Transfer took place as a result of trading resuming.

The security in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at March 31,2013. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

10	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.96%
Aerospace & Defense - 0.81%
AAR Corp.	53,010	$974,854
Astrotech Corp.*	32,600	26,080
Ducommun, Inc.*	21,850	432,411
Kratos Defense & Security Solutions, Inc.*	76,900	386,807
Sypris Solutions, Inc.	28,400	118,712

		1,938,864

Air Freight & Logistics - 0.63%
Air Transport Services Group, Inc.*	100,250	584,458
Atlas Air Worldwide Holdings, Inc.*	17,700	721,452
Park-Ohio Holdings Corp.*	6,154	203,882

		1,509,792

Airlines - 1.72%
Hawaiian Holdings, Inc.*+	96,200	554,112
JetBlue Airways Corp.*+	119,050	821,445
Republic Airways Holdings, Inc.*	39,200	452,368
SkyWest, Inc.	68,600	1,101,030
US Airways Group, Inc.*+	68,950	1,170,081

		4,099,036

Auto Components - 1.58%
China Automotive Systems, Inc.*+	51,200	246,272
China XD Plastics Co., Ltd.*+	16,000	64,000
Cooper Tire & Rubber Co.	40,850	1,048,211
Exide Technologies*	143,500	387,450
Federal-Mogul Corp.*	56,400	340,092
Modine Manufacturing Co.*	28,900	262,990
Shiloh Industries, Inc.	6,950	74,852
SORL Auto Parts, Inc.*+	25,000	96,000
Spartan Motors, Inc.	12,150	64,516
Standard Motor Products, Inc.	23,300	645,876
Stoneridge, Inc.*	11,900	90,797
Strattec Security Corp.	4,380	124,523
Superior Industries International, Inc.	16,600	310,088

		3,755,667

Beverages - 0.10%
Coca-Cola Bottling Co. Consolidated	3,950	238,264

Biotechnology - 0.12%
Emergent Biosolutions, Inc.*	20,000	279,600

Industry Company	Shares	Value

Building Products - 0.47%
Gibraltar Industries, Inc.*	10,100	$184,325
Griffon Corp.	30,150	359,388
Nortek, Inc.*	4,900	349,664
Patrick Industries, Inc.*	11,800	185,968
Universal Forest Products, Inc.	1,200	47,772

		1,127,117

Capital Markets - 2.27%
Calamos Asset Management, Inc., Class A	36,700	431,959
Capital Southwest Corp.	4,200	483,000
CIFC Corp.*	48,200	396,686
Cowen Group, Inc., Class A*	71,600	201,912
FBR & Co.*	11,775	222,901
GFI Group, Inc.	135,680	453,171
INTL. FCStone, Inc.*+	19,650	342,106
Investment Technology Group, Inc.*	63,250	698,280
Manning & Napier, Inc.	27,800	459,812
NGP Capital Resources Co.	26,300	186,993
Oppenheimer Holdings, Inc., Class A	16,250	316,388
Piper Jaffray Cos.*	16,100	552,230
SWS Group, Inc.*	39,600	239,580
Walter Investment Management Corp.*	11,200	417,200

		5,402,218

Chemicals - 2.08%
Axiall Corp.	20,300	1,261,848
China Green Agriculture, Inc.*+	39,800	127,360
Core Molding Technologies, Inc.*	18,300	162,504
Gulf Resources, Inc.*	45,000	49,500
Kraton Performance Polymers, Inc.*	16,075	376,155
Material Sciences Corp.*	14,900	160,920
OM Group, Inc.*	20,000	469,600
OMNOVA Solutions, Inc.*	32,500	249,275
Penford Corp.*	4,850	53,204
Schulman (A.), Inc.	30,900	975,204
Stepan Co.	4,100	258,710
Tredegar Corp.	16,300	479,872
Yongye International, Inc.*Δ+	9,900	33,165
Zep, Inc.	19,900	298,699

		4,956,016

www.bridgewayomni.com	11

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks - 16.69%
1st Source Corp.	40,700	$964,590
Access National Corp.	600	9,840
American National Bankshares, Inc.	4,560	98,314
Ameris Bancorp*	30,300	434,805
BancorpSouth, Inc.+	95,900	1,563,170
Bank of Commerce Holdings	28,400	142,852
Banner Corp.	25,057	797,564
Bar Harbor Bankshares	3,800	138,890
BCB Bancorp, Inc.	11,300	115,373
BNC Bancorp	5,000	50,100
BSB Bancorp, Inc.*	8,000	110,480
C&F Financial Corp.+	2,400	98,280
Camden National Corp.	5,853	193,617
Capital City Bank Group, Inc.*	34,250	422,988
Central Valley Community Bancorp+	21,000	177,870
Century Bancorp, Inc., Class A	14,300	484,913
Chemical Financial Corp.	60,300	1,590,714
CoBiz Financial, Inc.	37,035	299,243
Columbia Banking System, Inc.	38,300	841,834
Enterprise Financial Services Corp.	24,500	351,330
Farmers Capital Bank Corp.*	13,400	251,920
Fidelity Southern Corp.*	13,481	155,031
Financial Institutions, Inc.	24,500	489,020
First Bancorp	26,600	358,834
First Bancorp, Inc.	11,800	212,518
First BanCorp. (Puerto Rico)*+	254,700	1,586,781
First Busey Corp.	111,500	509,555
First Business Financial Services, Inc.	6,300	169,470
First Commonwealth Financial Corp.	121,200	904,152
First Community Bancshares, Inc.	13,100	207,635
First Financial Bancorp	68,337	1,096,809
First Financial Corp.	26,830	844,877
First Interstate Bancsystem, Inc.	64,600	1,215,126
First Merchants Corp.	71,000	1,098,370
First Midwest Bancorp, Inc.	90,100	1,196,528
First of Long Island Corp. (The)	12,000	355,800
Glacier Bancorp, Inc.	76,700	1,455,766
Great Southern Bancorp, Inc.	20,750	506,092

Industry Company	Shares	Value

Commercial Banks (continued)
Hanmi Financial Corp.*	46,563	$745,008
Heartland Financial USA, Inc.	1,750	44,222
Heritage Financial Corp.	2,900	42,050
Horizon Bancorp	1,363	27,546
Hudson Valley Holding Corp.	37,800	563,598
Independent Bank Corp.*+	10,500	88,830
International Bancshares Corp.	64,600	1,343,680
Intervest Bancshares Corp., Class A*	40,900	240,492
Lakeland Bancorp, Inc.	23,515	231,623
Macatawa Bank Corp.*+	12,550	67,896
MainSource Financial Group, Inc.	22,600	317,304
MB Financial, Inc.	8,700	210,279
Mercantile Bank Corp.	500	8,355
Metro Bancorp, Inc.*	15,350	253,889
MetroCorp Bancshares, Inc.*	8,694	87,722
MidSouth Bancorp, Inc.	13,600	221,136
MidWestOne Financial Group, Inc.	12,000	285,720
NewBridge Bancorp*	10,388	61,185
Old National Bancorp	30,600	420,750
Orrstown Financial Services, Inc.*	16,700	246,993
Pacific Continental Corp.	22,200	247,974
Peapack Gladstone Financial Corp.	250	3,728
Peoples Bancorp, Inc.	28,550	639,234
Pinnacle Financial Partners, Inc.*	45,750	1,068,720
PrivateBancorp, Inc.	73,900	1,397,449
Renasant Corp.	48,700	1,089,906
Republic Bancorp, Inc., Class A+	25,700	581,848
S&T Bancorp, Inc.	30,700	569,178
Sandy Spring Bancorp, Inc.	14,300	287,430
SCBT Financial Corp.+	6,950	350,280
Sierra Bancorp	17,200	226,180
Southside Bancshares, Inc.+	11,000	231,110
Southwest Bancorp, Inc.*	23,900	300,184
State Bank Financial Corp.	56,500	924,905
StellarOne Corp.	60,200	972,230
Suffolk Bancorp*	11,500	163,760
Summit State Bank	5,000	41,100
Sun Bancorp, Inc.*	97,800	333,498
Trico Bancshares	22,400	383,040
Union First Market Bankshares Corp.	3,200	62,592

12	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
United Community Banks, Inc.*	57,770	$655,112
Univest Corp. of Pennsylvania	10,000	174,200
Virginia Commerce Bancorp, Inc.*	23,000	323,150
Washington Banking Co.	11,800	164,492
WesBanco, Inc.	48,490	1,161,336
Yadkin Valley Financial Corp.*	114,000	457,140

		39,819,105

Commercial Services & Supplies - 3.15%
ABM Industries, Inc.	32,300	718,352
Brink’s Co. (The)	40,900	1,155,834
Casella Waste Systems, Inc., Class A*	21,350	93,300
Courier Corp.	9,350	134,734
Deluxe Corp.	33,000	1,366,200
Herman Miller, Inc.	14,800	409,516
HNI Corp.	17,900	635,271
Intersections, Inc.+	23,250	218,782
Kimball International, Inc., Class B	53,800	487,428
Metalico, Inc.*	89,600	145,152
Multi-Color Corp.	5,750	148,292
Perma-Fix Environmental Services*	71,300	58,473
Quad/Graphics, Inc.+	24,000	574,560
Standard Parking Corp.*	2,250	46,575
TMS International Corp., Class A*	18,800	248,160
TRC Cos., Inc.*	9,950	64,178
United Stationers, Inc.	23,500	908,275
Versar, Inc.*	11,400	49,248
Viad Corp.	2,200	60,852

		7,523,182

Communications Equipment - 0.83%
Bel Fuse, Inc., Class B	3,600	56,196
Black Box Corp.	16,700	364,227
Communications Systems, Inc.	6,600	65,010
Comtech Telecommunications Corp.	4,000	97,120
Globecomm Systems, Inc.*	38,700	464,787
Harmonic, Inc.*	99,100	573,789
Symmetricom, Inc.*	40,000	181,600
Tessco Technologies, Inc.	7,100	153,644

Industry Company	Shares	Value

Communications Equipment (continued)
Zoom Technologies, Inc.*	31,400	$21,352

		1,977,725

Computers & Peripherals - 0.57%
Avid Technology, Inc.*	41,000	257,070
Datalink Corp.*	350	4,228
Hutchinson Technology, Inc.*+	51,000	140,250
Novatel Wireless, Inc.*	57,700	114,823
QLogic Corp.*	36,400	422,240
STEC, Inc.*+	55,000	243,100
Xyratex, Ltd.	18,900	187,110

		1,368,821

Construction & Engineering - 0.58%
Ameresco, Inc., Class A*	20,000	148,000
Argan, Inc.	150	2,236
Michael Baker Corp.	350	8,575
Northwest Pipe Co.*	9,000	251,820
Orion Marine Group, Inc.*	45,400	451,276
Sterling Construction Co., Inc.*	5,050	54,995
Tutor Perini Corp.*	24,500	472,850

		1,389,752

Construction Materials - 0.28%
Headwaters, Inc.*	60,900	663,810

Consumer Finance - 1.22%
Asset Acceptance Capital Corp.*	9,000	60,660
Asta Funding, Inc.	29,150	279,840
Atlanticus Holdings Corp.*+	18,877	69,279
Cash America International, Inc.	24,900	1,306,503
DFC Global Corp.*	13,800	229,632
First Marblehead Corp. (The)*	4,650	4,696
Nelnet, Inc., Class A	25,900	875,420
QC Holdings, Inc.	29,300	94,053

		2,920,083

Containers & Packaging - 0.60%
AEP Industries, Inc.*	6,100	438,041
Boise, Inc.	90,825	786,545
Myers Industries, Inc.	14,750	205,910

		1,430,496

www.bridgewayomni.com	13

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Distributors - 0.30%
Core-Mark Holding Co., Inc.	8,150	$418,177
VOXX International Corp.*	28,500	305,235

		723,412

Diversified Consumer Services - 0.76%
Bridgepoint Education, Inc.*+	3,400	34,782
Capella Education Co.*	12,600	392,364
Carriage Services, Inc.	6,550	139,188
Corinthian Colleges, Inc.*	165,750	348,075
Education Management Corp.*+	8,550	31,378
Lincoln Educational Services Corp.	18,625	109,142
Mac-Gray Corp.	5,950	76,160
Regis Corp.+	34,050	619,370
Universal Technical Institute, Inc.	5,200	65,676

		1,816,135

Diversified Financial Services - 1.14%
Gain Capital Holdings, Inc.	39,900	177,954
Interactive Brokers Group, Inc., Class A	90,750	1,353,082
MicroFinancial, Inc.	22,000	185,460
PHH Corp.*+	46,000	1,010,160

		2,726,656

Diversified Telecommunication Services - 0.97%
Atlantic Tele-Network, Inc.	9,150	443,866
Cbeyond, Inc.*	25,450	189,094
Consolidated Communications Holdings, Inc.	3,892	68,305
General Communication, Inc., Class A*	21,400	196,238
Hawaiian Telcom Holdco, Inc.*	9,000	207,630
HickoryTech Corp.	2,650	26,898
IDT Corp., Class B	9,100	109,746
Iridium Communications, Inc.*+	115,725	696,664
Lumos Networks Corp.	1,325	17,861
Multiband Corp.*	1,200	2,940
Neutral Tandem, Inc.	58,000	189,660
Primus Telecommunications Group, Inc.	14,800	163,540

		2,312,442

Electrical Equipment - 0.37%
Allied Motion Technologies, Inc.	250	1,725

Industry Company	Shares	Value

Electrical Equipment (continued)
China BAK Battery, Inc.*	150	$180
Coleman Cable, Inc.	17,600	264,000
General Cable Corp.*	2,000	73,260
Lihua International, Inc.*+	48,000	245,760
LSI Industries, Inc.	29,000	202,420
Orion Energy Systems, Inc.*	17,224	42,716
SL Industries, Inc.	400	7,252
Ultralife Corp.*	7,150	31,317

		868,630

Electronic Equipment, Instruments & Components - 4.47%
Benchmark Electronics, Inc.*	69,000	1,243,380
GSI Group, Inc.*	44,500	379,585
IEC Electronics Corp.*	8,150	46,863
Insight Enterprises, Inc.*	44,883	925,487
Itron, Inc.*	8,400	389,760
Kemet Corp.*	20,900	130,625
Multi-Fineline Electronix, Inc.*	38,000	586,340
Newport Corp.*	12,600	213,192
PAR Technology Corp.*	43,750	206,063
PC Connection, Inc.	32,000	523,200
PCM, Inc.*	6,450	53,535
Plexus Corp.*	21,800	529,958
Power-One, Inc.*+	125,050	518,958
Sanmina Corp.*	119,400	1,356,384
SYNNEX Corp.*	38,700	1,431,900
TTM Technologies, Inc.*	87,100	661,960
Viasystems Group, Inc.*	40,684	530,519
Vishay Intertechnology, Inc.*+	40,000	544,400
Vishay Precision Group, Inc.*	25,667	377,048

		10,649,157

Energy Equipment & Services - 3.58%
Basic Energy Services, Inc.*+	11,700	159,939
Cal Dive International, Inc.*	136,450	245,610
Dawson Geophysical Co.*	19,000	570,000
ENGlobal Corp.*	500	295
Exterran Holdings, Inc.*	42,900	1,158,300
Global Geophysical Services, Inc.*	38,700	94,815
Gulfmark Offshore, Inc., Class A	28,800	1,122,048
Hornbeck Offshore Services, Inc.*	13,000	603,980
Key Energy Services, Inc.*	66,700	538,936

14	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Mitcham Industries, Inc.*	25,350	$428,922
Natural Gas Services Group, Inc.*	16,305	314,034
Parker Drilling Co.*	239,400	1,024,632
PHI, Inc.*	3,750	128,288
Pioneer Energy Services Corp.*	119,400	985,050
SEACOR Holdings, Inc.	6,500	478,920
Vantage Drilling Co.*	137,300	240,275
Willbros Group, Inc.*	45,100	442,882

		8,536,926

Food & Staples Retailing - 2.38%
Andersons, Inc. (The)	21,800	1,166,736
Ingles Markets, Inc., Class A	44,600	958,008
Nash Finch Co.	20,350	398,453
Pantry, Inc. (The)*	46,900	584,843
Spartan Stores, Inc.	20,300	356,265
SUPERVALU, Inc.+	41,650	209,916
Susser Holdings Corp.*	16,850	861,204
Village Super Market, Inc., Class A	6,850	230,776
Weis Markets, Inc.	22,600	919,820

		5,686,021

Food Products - 0.96%
Farmer Bros. Co.*	18,700	274,890
Feihe International, Inc.*	300	2,175
Fresh Del Monte Produce, Inc.	16,450	443,821
John B. Sanfilippo & Son, Inc.	8,750	174,825
Omega Protein Corp.*	44,850	482,137
Post Holdings, Inc.*	17,500	751,275
Seneca Foods Corp., Class A*	1,350	44,577
SkyPeople Fruit Juice, Inc.*+	51,000	117,300

		2,291,000

Health Care Equipment & Supplies - 0.83%
Alphatec Holdings, Inc.*	100,000	211,000
Fonar Corp.*+	13,600	94,112
Invacare Corp.	60,550	790,177
Medical Action Industries, Inc.*	36,350	218,100
NuVasive, Inc.*	22,900	487,999
RTI Biologics, Inc.*	10,000	39,400
Symmetry Medical, Inc.*	1,300	14,885
Theragenics Corp.*	73,250	119,398

		1,975,071

Industry Company	Shares	Value

Health Care Providers & Services - 3.18%
Addus HomeCare Corp.*	700	$9,233
Almost Family, Inc.	14,050	287,042
Amedisys, Inc.*	55,960	622,275
AMN Healthcare Services, Inc.*	32,800	519,224
Amsurg Corp.*	11,100	373,404
BioScrip, Inc.*	9,500	120,745
CardioNet, Inc.*	34,479	83,784
Cross Country Healthcare, Inc.*	7,200	38,232
Emeritus Corp.*	16,600	461,314
Five Star Quality Care, Inc.*	99,700	666,993
Gentiva Health Services, Inc.*	30,000	324,600
Kindred Healthcare, Inc.*	77,000	810,810
LHC Group, Inc.*	16,500	354,585
Molina Healthcare, Inc.*	28,600	882,882
PharMerica Corp.*	25,300	354,200
Providence Service Corp. (The)*	16,150	298,614
Select Medical Holdings Corp.	68,250	614,250
Skilled Healthcare Group, Inc., Class A*	14,650	96,250
Triple-S Management Corp., Class B*	26,800	466,856
Universal American Corp.	22,525	187,633

		7,572,926

Hotels, Restaurants & Leisure - 4.62%
Ark Restaurants Corp.	200	4,192
Bob Evans Farms, Inc.	17,225	734,130
Boyd Gaming Corp.*+	162,400	1,343,048
Carrols Restaurant Group, Inc.*	46,825	243,022
CEC Entertainment, Inc.	8,500	278,375
Cracker Barrel Old Country Store, Inc.	15,200	1,228,920
Dover Downs Gaming & Entertainment, Inc.	14,000	29,120
Einstein Noah Restaurant Group, Inc.	6,050	89,722
Famous Dave’s of America, Inc.*	1,650	17,919
Fiesta Restaurant Group, Inc.*	7,825	207,910
Frisch’s Restaurants, Inc.	2,400	43,056
Full House Resorts, Inc.*	1,550	4,340
International Speedway Corp., Class A	11,000	359,480
Isle of Capri Casinos, Inc.*	72,150	453,824

www.bridgewayomni.com	15

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.*	24,550	$849,184
Kona Grill, Inc.*	300	2,739
Lakes Entertainment, Inc.*	23,900	69,310
Luby’s, Inc.*	42,500	317,900
Marcus Corp.	8,800	109,912
Monarch Casino & Resort, Inc.*	22,300	216,979
MTR Gaming Group, Inc.*	9,900	32,670
Pinnacle Entertainment, Inc.*	46,100	673,982
Red Robin Gourmet Burgers, Inc.*	14,650	668,040
Ruby Tuesday, Inc.*	34,500	254,265
Ruth’s Hospitality Group, Inc.*	29,250	279,045
Scientific Games Corp., Class A*	42,150	368,812
Sonic Corp.*	19,850	255,668
Speedway Motorsports, Inc.	38,950	700,710
Town Sports International Holdings, Inc.	23,000	217,580
WMS Industries, Inc.*	37,900	955,459

		11,009,313

Household Durables - 0.92%
Comstock Holding Cos., Inc.*	700	1,232
CSS Industries, Inc.	8,058	209,266
Flexsteel Industries, Inc.	150	3,711
Hooker Furniture Corp.	9,300	148,242
La-Z-Boy, Inc.	26,000	490,620
Libbey, Inc.*	22,805	440,821
Lifetime Brands, Inc.	10,199	116,370
NACCO Industries, Inc., Class A	11,350	605,636
Stanley Furniture Co., Inc.*	35,100	155,844
Universal Electronics, Inc.*	600	13,950

		2,185,692

Household Products - 0.69%
Central Garden & Pet Co., Class A*	98,200	807,204
Harbinger Group, Inc.*	100,100	826,826
Oil-Dri Corp. of America	450	12,254

		1,646,284

Independent Power Producers & Energy Traders - 0.04%
Genie Energy, Ltd., Class B	9,100	84,266

Insurance - 6.66%
American Equity Investment Life Holding Co.+	78,550	1,169,610

Industry Company	Shares	Value

Insurance (continued)
American Safety Insurance Holdings, Ltd.*	12,350	$308,256
Baldwin & Lyons, Inc., Class B	6,100	145,119
Crawford & Co., Class B	20,350	154,456
Eastern Insurance Holdings, Inc.	11,300	211,988
EMC Insurance Group, Inc.	2,850	75,040
FBL Financial Group, Inc., Class A	19,666	764,221
Fortegra Financial Corp.*	27,600	241,776
Hallmark Financial Services, Inc.*	33,658	302,922
Homeowners Choice, Inc.+	4,000	109,000
Horace Mann Educators Corp.	61,050	1,272,892
Independence Holding Co.	7,810	79,506
Infinity Property & Casualty Corp.	9,200	517,040
Maiden Holdings, Ltd.	57,550	609,454
Meadowbrook Insurance Group, Inc.	23,600	166,380
Montpelier Re Holdings, Ltd.	43,950	1,144,898
National Financial Partners Corp.*	28,110	630,507
National Western Life Insurance Co., Class A	5,350	941,600
Navigators Group, Inc. (The)*	26,460	1,554,525
Safety Insurance Group, Inc.	7,100	348,965
Selective Insurance Group, Inc.	43,500	1,044,435
Stewart Information Services Corp.+	27,450	699,152
Symetra Financial Corp.	69,750	935,348
Tower Group International, Ltd.	56,656	1,045,303
United Fire Group, Inc.	26,500	674,955
United Insurance Holdings Corp.	43,400	248,682
Universal Insurance Holdings, Inc.	98,641	478,409

		15,874,439

Internet & Catalog Retail - 0.31%
1-800-Flowers.com, Inc., Class A*	23,200	115,304
dELiA*s, Inc.*	14,700	14,557
Nutrisystem, Inc.	24,500	207,760
Orbitz Worldwide, Inc.*	71,850	410,264

		747,885

16	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services - 1.87%
Digital River, Inc.*	39,700	$561,358
EarthLink, Inc.	202,000	1,094,840
IntraLinks Holdings, Inc.*	49,000	311,640
Marchex, Inc., Class B	88,000	370,480
Monster Worldwide, Inc.*+	151,900	770,133
QuinStreet, Inc.*+	74,125	442,526
Tucows, Inc.*	57,800	99,416
United Online, Inc.	135,800	818,874

		4,469,267

IT Services - 2.20%
Acxiom Corp.*	31,800	648,720
Analysts International Corp.*	4,300	16,512
CACI International, Inc., Class A*+	26,975	1,561,043
CIBER, Inc.*	157,501	740,255
CSG Systems International, Inc.*	1,600	33,904
CSP, Inc.	13,700	80,145
Dynamics Research Corp.*	11,350	67,646
Edgewater Technology, Inc.*	6,100	23,851
Hackett Group, Inc. (The)	2,800	12,796
ManTech International Corp., Class A+	56,882	1,528,419
Pfsweb, Inc.*	450	1,805
Sykes Enterprises, Inc.*	33,550	535,458

		5,250,554

Leisure Equipment & Products - 0.11%
Arctic Cat, Inc.*	450	19,665
Johnson Outdoors, Inc., Class A*	3,950	94,168
Nautilus, Inc.*	10,786	78,738
Summer Infant, Inc.*	27,700	72,574

		265,145

Life Sciences Tools & Services - 0.03%
Cambrex Corp.*	5,800	74,182

Machinery - 1.85%
Accuride Corp.*	102,200	550,858
Albany International Corp., Class A	9,200	265,880
Ampco-Pittsburgh Corp.	3,700	69,967
Briggs & Stratton Corp.+	21,450	531,960
China Valves Technology, Inc.*	52,700	24,242
Cleantech Solutions International, Inc.*+	12,000	45,840
Columbus McKinnon Corp.*	19,700	379,225
Commercial Vehicle Group, Inc.*	22,100	172,380

Industry Company	Shares	Value

Machinery (continued)
FreightCar America, Inc.	21,100	$460,402
Greenbrier Cos., Inc.*	46,700	1,060,557
Hyster-Yale Materials Handling, Inc.	2,700	154,143
L.S. Starrett Co., Class A (The)	8,200	90,610
LB Foster Co., Class A	1,750	77,507
Lydall, Inc.*	550	8,442
Miller Industries, Inc.	150	2,408
Mueller Water Products, Inc., Class A	7,200	42,696
NF Energy Saving Corp.*+	16,900	14,027
NN, Inc.*	29,500	279,070
Supreme Industries, Inc., Class A*	29,000	134,560
Tecumseh Products Co., Class A*	6,500	56,680

		4,421,454

Marine - 0.25%
Eagle Bulk Shipping, Inc.*+	48,887	172,082
Excel Maritime Carriers, Ltd.*	101,600	117,856
Genco Shipping & Trading, Ltd.*+	48,750	140,400
International Shipholding Corp.	7,850	142,870
Ultrapetrol Bahamas, Ltd.*	10,900	29,103

		602,311

Media - 2.28%
AH Belo Corp., Class A	33,800	197,392
Ballantyne Strong, Inc.*	14,300	60,489
Belo Corp., Class A	4,750	46,692
Cumulus Media, Inc., Class A*+	69,865	235,445
Dex One Corp.*	72,000	123,120
Digital Generation, Inc.*+	40,210	258,550
E.W. Scripps Co., Class A (The)*	34,600	416,238
Entercom Communications Corp., Class A*+	37,050	275,652
Gray Television, Inc.*	58,950	276,476
Harte-Hanks, Inc.	67,500	525,825
Journal Communications, Inc., Class A*	47,450	318,864
Lee Enterprises, Inc.*	4,050	5,143
McClatchy Co., Class A (The)*+	100,000	290,000
Media General, Inc., Class A*+	800	4,752

www.bridgewayomni.com	17

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Media (continued)
New York Times Co., Class A (The)*	60,550	$593,390
Radio One, Inc., Class D*	95,350	161,142
Reading International, Inc., Class A*	9,900	55,440
Salem Communications Corp., Class A	25,700	203,801
Scholastic Corp.	31,900	850,135
Valassis Communications, Inc.+	17,700	528,699

		5,427,245

Metals & Mining - 1.47%
Friedman Industries, Inc.	3,500	34,895
Golden Star Resources, Ltd.*	287,500	460,000
Handy & Harman, Ltd.*	13,300	204,687
Horsehead Holding Corp.*	8,900	96,832
Jaguar Mining, Inc.*	80,400	47,846
Materion Corp.	30,600	872,100
Noranda Aluminum Holding Corp.	73,400	329,566
Olympic Steel, Inc.	18,000	430,200
Revett Minerals, Inc.*+	60,000	136,800
Worthington Industries, Inc.	29,100	901,518

		3,514,444

Multiline Retail - 0.25%
Bon-Ton Stores, Inc. (The)+	9,050	117,650
Fred’s, Inc., Class A	16,250	222,300
Tuesday Morning Corp.*	32,950	255,692

		595,642

Oil, Gas & Consumable Fuels - 6.47%
Adams Resources & Energy, Inc.	400	20,400
Alon USA Energy, Inc.	50,700	965,835
Bill Barrett Corp.*+	69,700	1,412,819
BioFuel Energy Corp.*+	10,000	51,100
Callon Petroleum Co.*	56,300	208,310
Carrizo Oil & Gas, Inc.*	20,000	515,400
Clayton Williams Energy, Inc.*	5,600	244,888
Cloud Peak Energy, Inc.*	44,300	831,954
Comstock Resources, Inc.*	58,500	950,625
Crimson Exploration, Inc.*	99,200	283,712
Crosstex Energy, Inc.	82,600	1,590,876
Delek US Holdings, Inc.	22,900	903,634
Double Eagle Petroleum Co.*	12,050	64,588
EPL Oil & Gas, Inc.*	11,300	302,953
Forest Oil Corp.*	35,500	186,730

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gran Tierra Energy, Inc.*	60,200	$353,976
Green Plains Renewable Energy, Inc.*	51,450	588,588
Hallador Energy Co.	7,800	53,820
James River Coal Co.*+	20,900	36,575
L&L Energy, Inc.*	65,200	119,968
Miller Energy Resources, Inc.*+	88,000	326,480
PDC Energy, Inc.*	15,380	762,386
Penn Virginia Corp.+	92,900	375,316
PostRock Energy Corp.*	12,000	21,240
Resolute Energy Corp.*	103,900	1,195,889
REX American Resources Corp.*	10,550	233,366
Stone Energy Corp.*	45,300	985,275
Swift Energy Co.*+	34,100	505,021
Teekay Tankers, Ltd., Class A+	80,800	230,280
U.S. Energy Corp.*	20,200	33,532
W&T Offshore, Inc.+	47,800	678,760
Warren Resources, Inc.*	120,780	387,704

		15,422,000

Paper & Forest Products - 1.87%
Clearwater Paper Corp.*	9,500	500,555
KapStone Paper & Packaging Corp.	20,575	571,985
Mercer International, Inc.*	66,850	461,934
Neenah Paper, Inc.	3,100	95,356
PH Glatfelter Co.	29,500	689,710
Resolute Forest Products*+	99,700	1,613,146
Wausau Paper Corp.	49,550	534,149

		4,466,835

Personal Products - 0.09%
Nutraceutical International Corp.	8,950	155,282
Synutra International, Inc.*	14,700	69,090

		224,372

Professional Services - 1.29%
Barrett Business Services, Inc.	10,800	568,728
CBIZ, Inc.*+	5,275	33,654
CDI Corp.	8,300	142,760
CRA International, Inc.*	10,700	239,359
Dolan Co. (The)*	41,000	97,990
Heidrick & Struggles International, Inc.	13,950	208,552
Hudson Global, Inc.*	34,300	135,142
ICF International, Inc.*	19,000	516,800

18	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Professional Services (continued)
Insperity, Inc.	17,300	$490,801
Kelly Services, Inc., Class A	8,800	164,384
Navigant Consulting, Inc.*	14,600	191,844
RCM Technologies, Inc.	400	2,424
RPX Corp.*	7,796	110,002
VSE Corp.	7,130	178,179

		3,080,619

Real Estate Investment Trusts (REITs) - 0.64%
Geo Group, Inc. (The)	40,780	1,534,144

Road & Rail - 0.86%
Arkansas Best Corp.	8,500	99,280
Avis Budget Group, Inc.*	49,700	1,383,151
Celadon Group, Inc.	4,400	91,784
Covenant Transportation
Group, Inc., Class A*	2,550	15,274
Marten Transport, Ltd.	8,644	174,004
Saia, Inc.*	3,150	113,936
Universal Truckload
Services, Inc.*	7,503	175,045

		2,052,474

Semiconductors & Semiconductor Equipment - 2.34%
Advanced Energy Industries, Inc.*	11,800	215,940
Alpha & Omega Semiconductor, Ltd.*	40,000	355,200
Amkor Technology, Inc.*+	58,450	233,800
AXT, Inc.*	40,300	118,482
GT Advanced Technologies, Inc.*+	50,800	167,132
Integrated Silicon Solution, Inc.*	36,394	333,733
inTEST Corp.+	10,150	29,942
Kulicke & Soffa Industries, Inc.*	86,600	1,001,096
Magnachip Semiconductor Corp.*	33,100	572,961
MEMSIC, Inc.*	30,000	81,600
Pericom Semiconductor Corp.*	41,500	282,615
Photronics, Inc.*	118,170	789,376
Spansion, Inc., Class A*	75,700	974,259
Ultra Clean Holdings*	65,100	423,150

		5,579,286

Software - 0.47%
GSE Systems, Inc.*	35,000	70,000
Net 1 UEPS Technologies, Inc.*+	15,700	116,180

Industry Company	Shares	Value

Software (continued)
NetSol Technologies, Inc.*	11,100	$146,187
TeleCommunication Systems, Inc., Class A*	131,300	292,799
Telenav, Inc.*	78,000	503,100

		1,128,266

Specialty Retail - 4.03%
ANN, Inc.*	27,100	786,442
Barnes & Noble, Inc.*+	43,800	720,510
Body Central Corp.*	18,000	169,200
Books-A-Million, Inc.*+	350	994
Brown Shoe Co., Inc.	25,150	402,400
Build-A-Bear Workshop, Inc.*	3,800	20,482
Children’s Place Retail Stores, Inc. (The)*	10,800	484,056
Citi Trends, Inc.*	33,050	338,102
Conn’s, Inc.*+	23,400	840,060
Destination Maternity Corp.	2,028	47,455
Destination XL Group, Inc.*	31,500	160,335
Group 1 Automotive, Inc.	19,600	1,177,372
hhgregg, Inc.*+	4,800	53,040
Kirkland’s, Inc.*	3,900	44,694
Office Depot, Inc.*	368,000	1,446,240
Pep Boys-Manny, Moe & Jack (The)*	25,000	294,750
Perfumania Holdings, Inc.*+	7,300	42,048
Sonic Automotive, Inc., Class A	24,650	546,244
Stage Stores, Inc.	24,700	639,236
Stein Mart, Inc.	32,400	271,512
Systemax, Inc.	10,500	103,950
TravelCenters of America LLC*	54,150	519,298
West Marine, Inc.*	22,679	259,221
Wet Seal, Inc., Class A (The)*	79,350	239,637

		9,607,278

Textiles, Apparel & Luxury Goods - 1.21%
Crown Crafts, Inc.+	21,000	126,210
Delta Apparel, Inc.*	13,200	217,404
Jones Group, Inc. (The)	36,400	463,008
Perry Ellis International, Inc.	19,800	360,162
Rocky Brands, Inc.*	16,150	219,802
Skechers U.S.A., Inc., Class A*	31,600	668,340
Unifi, Inc.*	43,600	832,760

		2,887,686

www.bridgewayomni.com	19

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2013 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance - 3.59%
Astoria Financial Corp.	120,900	$1,192,074
Bank Mutual Corp.	98,600	545,258
BankFinancial Corp.	44,100	356,769
BBX Capital Corp., Class A*+	22,790	188,017
Cape Bancorp, Inc.	26,100	239,076
Doral Financial Corp.*	56,100	39,534
ESB Financial Corp.	29,708	406,702
Federal Agricultural
Mortgage Corp., Class C	16,500	508,035
First Defiance Financial Corp.	20,750	483,890
First Financial Holdings, Inc.	23,510	492,770
First Financial Northwest, Inc.*	26,400	206,184
First Pactrust Bancorp, Inc.	9,100	103,740
Flushing Financial Corp.	21,000	355,740
Heritage Financial Group, Inc.	12,200	176,656
Home Bancorp, Inc.*	14,000	260,540
Home Federal Bancorp, Inc.	19,300	247,040
Laporte Bancorp, Inc.	11,000	112,200
Meta Financial Group, Inc.	300	7,956
MutualFirst Financial, Inc.	8,700	123,714
NASB Financial, Inc.*+	500	10,525
OceanFirst Financial Corp.	50,488	728,037
Provident Financial Services, Inc.	67,400	1,029,198
Provident New York Bancorp	24,200	219,494
Pulaski Financial Corp.+	800	8,456
Timberland Bancorp, Inc.	7,000	57,400
United Community Bancorp	10,000	98,100
United Community Financial Corp.*	33,400	129,592
WSFS Financial Corp.	4,870	236,877

		8,563,574

Trading Companies & Distributors - 0.33%
AeroCentury Corp.*	1,100	18,810
Aircastle, Ltd.	32,700	447,336
Willis Lease Finance Corp.*	20,750	313,740

		779,886

Wireless Telecommunication Services - 0.58%
Leap Wireless International, Inc.*+	84,300	496,527
NTELOS Holdings Corp.	12,625	161,726
Shenandoah Telecommunications Co.	15,700	239,111

Industry Company	Shares	Value

Wireless Telecommunication Services (continued)
USA Mobility, Inc.	37,300	$494,971

		1,392,335

TOTAL COMMON STOCKS - 99.96% (Cost $203,282,506)		238,444,802

RIGHTS - 0.00%
United Community Financial Corp.*Δ	33,400	2,076

TOTAL RIGHTS - 0.00% (Cost $ – )		2,076

	Rate^	Shares	Value
MONEY MARKET FUND - 0.15%
BlackRock FedFund	0.01%	372,874	372,874

TOTAL MONEY MARKET FUND - 0.15% (Cost $372,874)			372,874

TOTAL INVESTMENTS - 100.11% (Cost $203,655,380)			$238,819,752
Liabilities in Excess of Other Assets - (0.11%)			(273,798)

NET ASSETS - 100.00%			$238,545,954

*	Non-income producing security.
^	Rate disclosed as of March 31, 2013.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a value of $27,930,814 at March 31, 2013.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2013 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$238,411,637	$ —	$33,165	$238,444,802
Rights	—	2,076	—	2,076
Money Market Fund	—	372,874	—	372,874

TOTAL	$238,411,637	$374,950	$33,165	$238,819,752

20	Quarterly Report | March 31, 2013 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2012	$—	$—
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	2,574	2,574
Transfers in1,2	30,591	30,591
Transfers out	—	—

Balance as of 03/31/2013	$33,165	$33,165

Net change in unrealized appreciation (depreciation) from investments held as of 3/31/2013	$2,574	$2,574

1Transfer in represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

2Transfer took place as a result of a trading halt.

The security in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at March 31,2013. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

www.bridgewayomni.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of March 31, 2013 (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2013, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

22	Quarterly Report | March 31, 2013 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments.

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2013 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

As of March 31, 2013, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Omni Small-Cap Value	$16,124,927	$16,701,369
Omni Tax-Managed Small-Cap Value	27,930,814	29,102,468

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2013, the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies and distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2013, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 53,373,969	$ 43,063,096
Gross depreciation (excess of tax cost over value)	(7,405,704)	(7,940,306)
Net unrealized depreciation	$ 45,968,265	$ 35,122,790
Cost of investments for income tax purposes	$198,109,586	$203,696,962

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

24	Quarterly Report | March 31, 2013 (Unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer (principal executive officer)

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer (principal executive officer)

Date	May 20, 2013

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer (principal financial officer)

Date	May 20, 2013

* Print the name and title of each signing officer under his or her signature.